Schedule of Investments (unaudited)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Ally Auto Receivables Trust 2022-35.07%, 04/15/27	$1,780	$1,767,960
American Express Credit Account Master Trust
3.75%, 08/15/27	2,000	1,947,452
Series 2022-2, Class A, 3.39%, 05/15/27	1,000	971,562
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	100	98,098
BMW Vehicle Lease Trust5.99%, 09/25/26	320	322,446
Capital One Multi-Asset Execution Trust4.95%, 10/15/27	5,067	5,031,445
GM Financial Consumer Automobile Receivables Trust
5.78%, 08/16/28	1,220	1,235,173
Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 12/16/24)	850	809,009
Hyundai Auto Receivables Trust5.48%, 04/17/28	1,500	1,506,055
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26
(Call 07/15/25)	1,000	935,986
Total Asset-Backed Securities — 0.4%
(Cost: $14,866,119)		14,625,186

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Bank, Series 2017-BNK5, Class A4, 3.13%,
06/15/60 (Call 07/15/27)	850	777,029
BBCMS Mortgage Trust
6.00%, 09/15/56	4,710	4,817,755
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	670	541,476
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,584,591
Benchmark Mortgage Trust
3.93%, 03/15/52	1,500	1,437,167
4.59%, 05/15/55 (Call 05/15/32)(a)	2,000	1,767,437
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	93,233
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	235	226,004
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 10/10/28)	242	233,543
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	100	88,696
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	1,200	939,250
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	800	622,602
CD Mortgage Trust, 3.35%, 11/10/49 (Call 11/10/26)	1,407	1,355,372
COMM Mortgage Trust, Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	720	710,415
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 11/25/32(a)	4,000	3,651,248
4.43%, 02/25/33(a)	2,400	2,299,379
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	239,483
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5,
2.87%, 08/15/49 (Call 09/15/26)	100	92,325
JPMCC Commercial Mortgage Securities Trust,
3.28%, 07/15/50	1,075	1,030,064
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	$9	$8,930
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	250	238,953
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	500	458,410
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	68,854
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,007,542
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48
(Call 07/10/26)	560	541,261
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51
(Call 08/15/28)	383	369,712
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	365,302
Class ASB, 4.17%, 05/15/51	902	872,440
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	479,762
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	917,248
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	1,741,549
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	130	106,668
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 08/15/47
(Call 08/15/24)	635	621,655
		31,305,355
Total Collaterized Mortgage Obligations — 0.9%
(Cost: $34,848,849)		31,305,355

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33 (Call 03/15/33)	127	123,651
5.40%, 10/01/48 (Call 04/01/48)	235	206,179
		329,830
Aerospace & Defense — 0.3%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	395	376,265
4.95%, 08/15/25 (Call 05/15/25)	1,165	1,150,872
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	497	433,930
3.83%, 04/27/25 (Call 01/27/25)	710	693,204
4.40%, 06/15/28 (Call 03/15/28)	1,177	1,138,131
4.85%, 04/27/35 (Call 10/27/34)	515	484,040
5.05%, 04/27/45 (Call 10/27/44)	169	153,944
5.40%, 01/15/27	125	126,007
5.40%, 07/31/33 (Call 04/30/33)	190	189,471
5.60%, 07/31/53 (Call 01/31/53)	45	44,623
6.15%, 12/15/40	89	91,825
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	78,226
2.25%, 07/01/30 (Call 04/01/30)	749	623,272
2.38%, 03/15/32 (Call 12/15/31)	115	92,251

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
2.65%, 11/01/26 (Call 08/01/26)	$70	$65,316
3.13%, 05/04/27 (Call 02/04/27)	337	314,772
3.13%, 07/01/50 (Call 01/01/50)	186	121,846
3.75%, 11/01/46 (Call 05/01/46)	267	197,754
3.95%, 08/16/25 (Call 06/16/25)	555	541,081
4.05%, 05/04/47 (Call 11/04/46)	237	185,178
4.13%, 11/16/28 (Call 08/16/28)	661	629,194
4.15%, 05/15/45 (Call 11/16/44)	300	239,215
4.35%, 04/15/47 (Call 10/15/46)	257	209,470
4.45%, 11/16/38 (Call 05/16/38)	230	200,159
4.50%, 06/01/42	573	492,507
4.63%, 11/16/48 (Call 05/16/48)	214	183,346
4.70%, 12/15/41	47	40,803
4.80%, 12/15/43 (Call 06/15/43)	215	187,115
4.88%, 10/15/40	145	130,282
5.00%, 02/27/26 (Call 01/27/26)	75	74,532
5.15%, 02/27/33 (Call 11/27/32)	125	122,704
5.38%, 02/27/53 (Call 08/27/52)	95	90,794
5.40%, 05/01/35	10	9,900
5.75%, 11/08/26 (Call 10/08/26)	75	76,053
5.75%, 01/15/29 (Call 12/15/28)	65	66,373
6.00%, 03/15/31 (Call 01/15/31)	150	155,355
6.05%, 06/01/36	75	77,617
6.10%, 03/15/34 (Call 12/15/33)	95	99,627
6.13%, 07/15/38	150	155,784
6.40%, 03/15/54 (Call 09/15/53)	90	97,825
7.50%, 09/15/29	5	5,540
		10,446,203
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	745	702,573
2.70%, 09/15/51 (Call 03/15/51)	185	115,329
2.90%, 03/01/32 (Call 12/01/31)	50	43,004
3.25%, 03/27/30 (Call 12/27/29)	248	224,899
3.75%, 09/15/47 (Call 03/15/47)	119	90,963
4.02%, 04/16/43	28	22,533
4.50%, 08/15/33 (Call 05/15/33)	160	152,937
4.50%, 03/15/49 (Call 09/15/48)	55	48,044
4.54%, 03/26/42	42	37,000
5.94%, 10/01/32	107	113,992
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,450	1,358,862
2.75%, 05/14/31 (Call 02/14/31)	1,535	1,297,266
3.25%, 08/15/26 (Call 05/15/26)	1,571	1,491,653
3.75%, 09/25/27 (Call 06/25/27)	889	845,737
		6,544,792
Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30
(Call 11/10/29)	100	84,569

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	75	59,186
3.38%, 11/01/46 (Call 05/01/46)	85	63,596
3.38%, 03/27/50 (Call 09/27/49)	203	155,179
3.88%, 11/01/45 (Call 05/01/45)	257	213,016
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	680	663,034
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	67	61,840
4.25%, 04/01/25 (Call 01/01/25)	5	4,881
Security	Par (000)	Value

Apparel (continued)
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	$295	$278,994
2.80%, 04/23/27 (Call 02/23/27)	141	126,540
2.95%, 04/23/30 (Call 01/23/30)	400	323,642
		1,949,908
Auto Manufacturers — 0.2%
American Honda Finance Corp.
1.80%, 01/13/31	385	310,054
2.00%, 03/24/28	300	264,545
2.25%, 01/12/29	270	237,174
2.30%, 09/09/26	155	144,262
2.35%, 01/08/27	135	124,598
3.50%, 02/15/28	155	145,906
4.60%, 04/17/30	140	135,484
4.70%, 01/12/28	100	98,596
4.75%, 01/12/26	60	59,570
5.13%, 07/07/28	100	100,333
5.25%, 07/07/26	100	100,532
5.65%, 11/15/28	125	127,847
Series A, 4.60%, 04/17/25	160	158,548
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	744	600,992
2.60%, 09/01/50 (Call 03/01/50)(b)	290	177,253
4.88%, 10/01/43 (Call 04/01/43)	382	353,999
Ford Motor Co., 7.40%, 11/01/46	350	357,694
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 (Call 08/07/33)	400	416,955
General Motors Co.
5.00%, 04/01/35	90	81,451
5.15%, 04/01/38 (Call 10/01/37)	125	110,741
5.20%, 04/01/45	249	210,389
5.40%, 04/01/48 (Call 10/01/47)	187	158,514
5.95%, 04/01/49 (Call 10/01/48)	205	187,552
6.25%, 10/02/43	135	129,560
6.60%, 04/01/36 (Call 10/01/35)	211	216,435
6.75%, 04/01/46 (Call 10/01/45)	179	181,544
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	5	3,979
2.40%, 10/15/28 (Call 08/15/28)	35	30,003
2.70%, 06/10/31 (Call 03/10/31)	65	52,366
3.10%, 01/12/32 (Call 10/12/31)	110	89,638
3.60%, 06/21/30 (Call 03/21/30)	20	17,501
4.30%, 04/06/29 (Call 02/06/29)	55	51,062
5.85%, 04/06/30 (Call 02/06/30)	25	24,928
6.40%, 01/09/33 (Call 10/09/32)(b)	280	287,426
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)	145	125,731
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	327	395,034
Toyota Motor Credit Corp.
2.15%, 02/13/30	107	91,249
3.05%, 01/11/28	57	53,226
3.20%, 01/11/27	145	137,598
3.38%, 04/01/30	180	164,105
3.65%, 01/08/29	116	109,714
4.45%, 05/18/26	180	177,829
4.55%, 09/20/27	50	49,460
4.55%, 05/17/30	180	174,966
4.63%, 01/12/28	65	64,387

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.70%, 01/12/33	$80	$78,234
		7,368,964
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	459	276,119
3.25%, 03/01/32 (Call 12/01/31)	45	38,231
4.15%, 05/01/52 (Call 11/01/51)	170	124,429
4.35%, 03/15/29 (Call 12/15/28)	160	151,775
4.40%, 10/01/46 (Call 04/01/46)	74	55,617
5.40%, 03/15/49 (Call 09/15/48)(b)	287	250,641
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	61	47,166
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	264	228,238
3.55%, 01/15/52 (Call 07/15/51)	110	71,212
3.80%, 09/15/27 (Call 06/15/27)	136	128,041
4.25%, 05/15/29 (Call 02/15/29)	132	122,630
5.25%, 05/15/49 (Call 11/15/48)	117	101,038
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	65	63,766
5.50%, 03/21/33 (Call 12/21/32)	50	50,705
		1,709,608
Banks — 5.6%
Australia & New Zealand Banking Group Ltd.,
3.70%, 11/16/25	610	592,536
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,332	6,759,195
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)	1,020	1,016,865
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(a)	200	207,230
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(a)	25	22,165
2.96%, 03/25/31	200	163,992
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(a)	445	348,025
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(a)	325	306,566
4.38%, 04/12/28	265	248,389
5.18%, 11/19/25	200	195,476
5.59%, 08/08/28	200	198,730
6.92%, 08/08/33	420	417,247
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	120	111,748
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	255	230,251
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	80	62,789
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	50	39,116
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(a)	235	223,791
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(a)	15	12,889
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	75	58,895
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	580	438,245
Security	Par (000)	Value

Banks (continued)
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	$278	$230,993
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	50	45,555
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	299	248,560
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(a)	205	139,117
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	265	215,432
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)	314	197,873
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	168	144,314
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	422	344,650
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)	557	365,432
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	185	162,584
3.25%, 10/21/27 (Call 10/21/26)	260	242,697
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(a)	125	92,179
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(a)	255	247,017
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(a)	30	28,996
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(a)	325	298,641
3.50%, 04/19/26	207	199,116
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	190	180,686
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	300	280,111
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)	282	265,100
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	195	184,566
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)	250	211,064
3.88%, 08/01/25	105	102,754
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)	236	185,383
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)	235	220,170
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	216	199,651
4.00%, 01/22/25	300	294,659
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(a)	180	148,863
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(a)	956	757,102
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(a)	545	466,991
4.25%, 10/22/26	187	180,817
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	305	288,034
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(a)	483	400,732
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	50	48,109

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(a)	$515	$434,333
4.45%, 03/03/26	135	131,793
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	740	679,265
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	185	182,532
4.88%, 04/01/44	161	147,793
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	150	147,049
5.00%, 01/21/44	423	393,047
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	680	646,147
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	5	4,945
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	555	546,423
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(a)	725	697,212
5.88%, 02/07/42	524	537,863
6.11%, 01/29/37	490	503,250
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	110	112,564
6.22%, 09/15/26	35	35,760
7.75%, 05/14/38	300	348,791
Series L, 3.95%, 04/21/25	290	282,754
Series L, 4.18%, 11/25/27 (Call 11/25/26)	190	181,348
Series L, 4.75%, 04/21/45	167	144,513
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	110	89,411
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(a)	290	207,656
Bank of America NA, 6.00%, 10/15/36	407	419,363
Bank of Montreal
1.25%, 09/15/26	150	134,146
1.85%, 05/01/25	730	693,166
2.65%, 03/08/27	60	55,462
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	835	747,054
5.20%, 02/01/28 (Call 01/01/28)	150	149,543
5.30%, 06/05/26	100	99,884
5.72%, 09/25/28 (Call 08/25/28)	75	75,883
Series H, 4.70%, 09/14/27 (Call 08/14/27)	215	210,858
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	423	401,798
2.05%, 01/26/27 (Call 12/26/26)	190	172,821
2.45%, 08/17/26 (Call 05/17/26)	403	375,438
2.50%, 01/26/32 (Call 10/26/31)	100	81,741
2.80%, 05/04/26 (Call 02/04/26)	336	317,751
3.00%, 10/30/28 (Call 07/30/28)	249	223,975
3.25%, 05/16/27 (Call 02/16/27)	122	114,284
3.30%, 08/23/29 (Call 05/23/29)	395	354,990
3.40%, 01/29/28 (Call 10/29/27)	370	345,200
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	649	611,546
3.85%, 04/28/28	405	386,580
3.85%, 04/26/29 (Call 02/26/29)	205	192,422
3.95%, 11/18/25 (Call 10/18/25)	344	335,260
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	100	95,170
Security	Par (000)	Value

Banks (continued)
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)	$100	$97,112
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	100	93,720
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	205	202,712
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	150	142,682
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	40	40,719
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	180	183,369
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(a)	175	181,582
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(a)	175	185,633
Series G, 3.00%, 02/24/25 (Call 01/24/25)	295	286,134
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	171,200
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,375	1,248,836
1.30%, 06/11/25	1,677	1,572,199
1.30%, 09/15/26 (Call 06/15/26)	300	268,712
1.45%, 01/10/25	105	100,469
1.95%, 02/02/27	425	384,506
2.15%, 08/01/31	1,885	1,495,949
2.20%, 02/03/25	965	928,658
2.45%, 02/02/32	200	159,395
2.70%, 08/03/26	1,276	1,191,996
3.45%, 04/11/25	800	777,070
4.50%, 12/16/25	1,366	1,331,628
4.75%, 02/02/26	100	98,732
4.85%, 02/01/30	130	125,559
5.25%, 06/12/28	120	119,121
5.35%, 12/07/26	150	149,669
5.45%, 06/12/25	120	119,688
5.65%, 02/01/34	150	148,937
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	440	394,897
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)	55	44,283
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(a)	335	263,383
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(a)	235	188,791
3.65%, 03/16/25	420	408,116
4.34%, 01/10/28 (Call 01/10/27)	150	141,382
4.38%, 01/12/26	470	456,467
4.84%, 05/09/28 (Call 05/07/27)	435	409,816
4.95%, 01/10/47	515	450,257
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(a)	35	33,382
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(a)	360	330,418
5.20%, 05/12/26	330	322,102
5.25%, 08/17/45	70	63,054
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	335	329,877
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	360	353,062

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	$340	$337,903
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	250	245,711
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)	440	438,813
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	200	204,471
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	200	208,398
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(a)	215	229,077
BPCE SA, 3.38%, 12/02/26	940	886,312
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	449	431,753
3.60%, 04/07/32 (Call 03/07/32)	60	52,602
3.95%, 08/04/25	200	194,886
5.00%, 04/28/28 (Call 03/28/28)	190	186,420
5.14%, 04/28/25	140	139,102
5.62%, 07/17/26	75	75,332
5.93%, 10/02/26	25	25,398
5.99%, 10/03/28 (Call 09/03/28)	25	25,491
6.09%, 10/03/33 (Call 07/03/33)	475	484,481
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(a)	130	123,901
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	125	100,585
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	230	189,980
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	302	253,283
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	270	233,341
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	30	27,818
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(a)	376	362,544
3.20%, 10/21/26 (Call 07/21/26)	170	160,191
3.30%, 04/27/25	245	237,757
3.40%, 05/01/26	150	143,140
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	185	172,036
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	165	154,555
3.70%, 01/12/26	317	306,416
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	422	365,320
3.88%, 03/26/25	140	136,355
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(a)	440	359,683
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	145	138,003
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	305	281,461
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	141	132,676
4.13%, 07/25/28	246	230,231
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)	189	156,308
4.30%, 11/20/26	195	188,308
Security	Par (000)	Value

Banks (continued)
4.40%, 06/10/25	$440	$431,400
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	280	259,692
4.45%, 09/29/27	447	428,029
4.60%, 03/09/26	135	131,749
4.65%, 07/30/45	369	316,043
4.65%, 07/23/48 (Call 06/23/48)	565	488,963
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	25	24,423
4.75%, 05/18/46	365	304,945
5.30%, 05/06/44	246	222,491
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)	245	232,701
5.50%, 09/13/25	448	446,257
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	5	4,995
5.88%, 02/22/33	206	208,489
5.88%, 01/30/42	270	274,818
6.00%, 10/31/33	112	113,853
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(a)	360	357,144
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)	55	56,744
6.63%, 01/15/28	128	136,178
6.63%, 06/15/32	402	423,767
6.68%, 09/13/43	186	197,024
8.13%, 07/15/39	509	626,844
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	295	277,655
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	85	67,963
2.85%, 07/27/26 (Call 04/25/26)	187	170,524
3.25%, 04/30/30 (Call 01/30/30)(b)	155	129,418
4.30%, 12/03/25 (Call 11/03/25)	195	187,098
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)	185	158,123
Comerica Bank, 4.00%, 07/27/25	100	94,583
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	269	238,071
Cooperatieve Rabobank UA
3.75%, 07/21/26	295	279,238
4.38%, 08/04/25	205	198,919
5.25%, 05/24/41	211	209,292
5.25%, 08/04/45	142	129,272
5.75%, 12/01/43	222	215,607
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	335	325,730
Credit Suisse AG/New York NY
2.95%, 04/09/25	450	431,646
3.70%, 02/21/25	55	53,383
7.50%, 02/15/28	285	304,672
7.95%, 01/09/25	250	254,885
Deutsche Bank AG, 4.10%, 01/13/26	290	280,084
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	205	188,042
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	410	366,839
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	420	375,106
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)	265	211,389

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	$650	$544,781
4.10%, 01/13/26	270	258,913
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	395	347,083
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	150	152,661
7.08%, 02/10/34 (Call 02/10/33),
(1-day SOFR + 3.650%)(a)	225	215,876
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	150	153,015
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	165	131,349
3.45%, 07/27/26 (Call 04/27/26)	220	202,696
4.25%, 03/13/26	20	19,026
4.65%, 09/13/28 (Call 06/13/28)	415	378,250
Fifth Third Bancorp.
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	30	30,191
8.25%, 03/01/38	201	223,734
First Horizon Bank, 5.75%, 05/01/30
(Call 02/01/30)	70	62,903
Goldman Sachs Capital I, 6.35%, 02/15/34	185	185,691
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(a)	205	192,504
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	115	104,499
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	30	26,740
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	90	80,811
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	255	197,721
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	255	200,914
2.60%, 02/07/30 (Call 11/07/29)	242	205,188
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	367	295,680
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	155	141,137
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	130	103,711
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)	245	168,072
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	550	453,743
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)	277	199,521
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)	180	132,352
3.50%, 04/01/25 (Call 03/01/25)	375	364,124
3.50%, 11/16/26 (Call 11/16/25)	428	408,373
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)	292	274,166
3.75%, 05/22/25 (Call 02/22/25)	303	295,041
3.75%, 02/25/26 (Call 11/25/25)	260	250,928
3.80%, 03/15/30 (Call 12/15/29)	143	129,621
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(a)	397	368,998
3.85%, 01/26/27 (Call 01/26/26)	462	443,675
Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(a)	$640	$529,638
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(a)	485	458,069
4.25%, 10/21/25	305	297,179
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(a)	460	396,223
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	200	192,899
4.75%, 10/21/45 (Call 04/21/45)	536	478,013
4.80%, 07/08/44 (Call 01/08/44)	570	507,006
5.15%, 05/22/45	144	129,354
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(a)	300	300,356
5.95%, 01/15/27	100	101,889
6.13%, 02/15/33	410	431,710
6.25%, 02/01/41	460	482,826
6.45%, 05/01/36	199	206,401
6.75%, 10/01/37	926	973,618
HSBC Bank USA NA/New York, 7.00%, 01/15/39	410	451,552
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(a)	480	432,425
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(a)	525	493,904
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	95	89,570
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	75	63,694
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)	635	574,589
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)	95	76,085
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	395	316,931
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)	15	11,953
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)	105	100,942
3.90%, 05/25/26	30	28,831
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)	560	509,383
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	555	525,403
4.25%, 08/18/25	360	349,506
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(a)	280	271,394
4.30%, 03/08/26	482	470,045
4.38%, 11/23/26	130	125,470
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)	385	366,300
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	70	67,728
4.95%, 03/31/30	330	319,549
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(a)	390	390,711
6.10%, 01/14/42	495	525,886
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	200	202,497
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	370	376,401

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(a)	$200	$203,163
6.50%, 05/02/36	610	603,263
6.50%, 09/15/37	650	651,104
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)	200	198,183
6.80%, 06/01/38	345	346,710
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	300	309,453
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	215	227,027
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(a)	200	208,116
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)	440	480,309
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	230	166,570
2.55%, 02/04/30 (Call 01/04/30)	499	410,271
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	65	61,763
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)(b)	157	143,166
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(a)	80	75,690
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	425	346,102
3.95%, 03/29/27	810	769,223
4.05%, 04/09/29	145	135,325
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)	210	187,576
4.55%, 10/02/28	225	216,149
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	75	67,214
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	25	19,577
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)	230	180,680
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	185	155,153
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	245	197,006
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	112	91,569
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	201	173,560
2.95%, 10/01/26 (Call 07/01/26)	227	214,593
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	55	46,758
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	455	376,054
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)	268	196,136
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)	568	380,804
3.20%, 06/15/26 (Call 03/15/26)	120	114,592
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)	555	386,079
Security	Par (000)	Value

Banks (continued)
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)	$187	$173,534
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	175	164,684
3.63%, 12/01/27 (Call 12/01/26)	225	212,659
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	545	499,039
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	365	347,517
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(a)	343	287,963
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)	366	284,611
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(a)	245	237,097
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(a)	461	365,224
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	217	204,974
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(a)	290	232,230
4.13%, 12/15/26	179	173,203
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	190	180,712
4.25%, 10/01/27	100	97,311
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(a)	479	397,436
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)	389	372,242
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	242	228,828
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	422	392,086
4.85%, 02/01/44	236	219,483
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	820	779,002
4.95%, 06/01/45	192	174,086
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(a)	275	274,200
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(a)	515	503,264
5.40%, 01/06/42	350	347,115
5.50%, 10/15/40	320	319,354
5.60%, 07/15/41	435	440,159
5.63%, 08/16/43	284	282,079
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	375	373,155
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(a)	350	365,842
6.40%, 05/15/38	420	461,925
7.63%, 10/15/26	100	106,753
7.75%, 07/15/25	65	67,634
8.00%, 04/29/27	10	10,912
8.75%, 09/01/30	35	41,255
KeyBank NA/Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)	32	26,522
6.95%, 02/01/28	40	39,141
KeyCorp
2.25%, 04/06/27	75	65,245
2.55%, 10/01/29	305	245,218
4.10%, 04/30/28	125	114,058

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 10/29/25	$86	$82,714
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	998	564,029
0.00%, 06/29/37(c)	725	386,529
0.38%, 07/18/25	1,135	1,055,433
0.63%, 01/22/26	1,805	1,657,122
0.75%, 09/30/30	525	412,919
1.00%, 10/01/26	900	816,624
1.75%, 09/14/29	1,181	1,023,094
2.00%, 05/02/25	2,388	2,291,137
2.88%, 04/03/28	2,047	1,920,532
3.00%, 05/20/27	85	80,964
3.75%, 02/15/28	1,620	1,577,004
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	145	134,815
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	190	171,414
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(a)	175	167,528
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	370	340,827
3.75%, 01/11/27	445	420,541
4.34%, 01/09/48	280	204,087
4.38%, 03/22/28	390	369,994
4.45%, 05/08/25	630	618,117
4.55%, 08/16/28	195	186,200
4.58%, 12/10/25	410	395,578
4.65%, 03/24/26	345	332,953
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)	40	37,154
5.30%, 12/01/45	150	130,064
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	300	300,479
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(a)	300	300,641
7.95%, 11/15/33 (Call 11/15/32),
(1-year CMT + 3.750%)(a)	400	432,033
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	10	8,954
2.19%, 02/25/25	90	86,298
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	160	127,780
2.76%, 09/13/26	340	316,495
3.20%, 07/18/29	290	258,852
3.29%, 07/25/27	170	158,851
3.68%, 02/22/27	70	66,598
3.74%, 03/07/29	130	121,106
3.75%, 07/18/39	195	159,228
3.78%, 03/02/25	141	137,793
3.85%, 03/01/26	300	289,733
3.96%, 03/02/28	55	52,386
4.05%, 09/11/28	70	66,418
4.15%, 03/07/39	139	118,866
4.29%, 07/26/38(b)	130	114,198
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)	200	198,490
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)	50	49,502
Security	Par (000)	Value

Banks (continued)
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	$380	$380,454
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(a)	200	199,206
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(a)	340	339,931
Mizuho Financial Group Inc.
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	60	54,033
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(a)	30	23,431
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(a)	140	132,622
2.56%, 09/13/31	320	250,371
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	147	121,389
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)	220	209,577
2.84%, 09/13/26	15	13,959
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(a)	75	64,335
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(a)	267	233,551
3.17%, 09/11/27	55	50,731
3.66%, 02/28/27	75	70,923
4.02%, 03/05/28	175	166,019
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	329	310,467
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	65	65,336
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	220	218,643
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)	40	39,976
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	200	199,239
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	225	227,527
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	875	792,632
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	95	85,304
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(a)	810	734,231
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	265	203,119
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	135	103,793
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	662	629,530
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	420	328,674
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	15	13,669
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	470	354,798
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	255	202,388
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	305	292,990

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	$382	$322,693
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(a)	365	227,503
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	115	93,834
3.13%, 07/27/26	240	226,875
3.59%, 07/22/28 (Call 07/22/27)(a)	632	591,421
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	359	318,748
3.63%, 01/20/27	295	281,753
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	434	404,914
3.88%, 01/27/26	270	262,364
3.95%, 04/23/27	445	422,415
3.97%, 07/22/38 (Call 07/22/37)(a)	850	708,913
4.00%, 07/23/25	206	201,403
4.30%, 01/27/45	660	555,061
4.35%, 09/08/26	365	354,161
4.38%, 01/22/47	462	387,934
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	207	196,500
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	400	349,641
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	165	162,175
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	45	42,124
5.00%, 11/24/25	321	317,515
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	195	193,131
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	105	103,267
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	335	329,680
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	280	268,316
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	615	570,781
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	305	295,628
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	80	79,640
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	488	492,419
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	320	310,468
6.25%, 08/09/26	465	474,593
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	285	295,092
6.38%, 07/24/42	476	519,081
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(a)	60	62,153
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(a)	100	105,983
7.25%, 04/01/32	659	750,769
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	250	246,998
5.48%, 07/16/25 (Call 06/16/25)	250	250,592
5.88%, 10/30/26 (Call 09/30/26)	250	254,079
Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$342	$320,347
3.38%, 01/14/26	100	96,445
4.90%, 06/13/28	250	247,826
4.94%, 01/12/28	250	247,722
4.97%, 01/12/26	250	249,013
National Bank of Canada, 5.25%, 01/17/25	75	74,690
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	70	62,853
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(a)	580	452,539
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)	484	446,701
4.80%, 04/05/26	680	667,190
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	370	354,230
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	740	708,014
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	200	198,872
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	305	304,794
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	300	307,723
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	791	719,118
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	985	896,363
3.65%, 08/03/28 (Call 05/03/28)	404	381,462
3.95%, 10/30/25	600	586,122
6.13%, 11/02/32 (Call 08/02/32)	130	133,940
PNC Bank NA
2.70%, 10/22/29	250	210,012
2.95%, 02/23/25 (Call 01/23/25)	340	328,767
3.10%, 10/25/27 (Call 09/25/27)	545	499,137
3.25%, 01/22/28 (Call 12/23/27)	100	91,913
3.88%, 04/10/25 (Call 03/10/25)	920	895,433
4.05%, 07/26/28	235	219,424
4.20%, 11/01/25 (Call 10/01/25)	35	33,930
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	44,769
2.55%, 01/22/30 (Call 10/24/29)	355	300,148
2.60%, 07/23/26 (Call 05/24/26)	411	383,767
3.15%, 05/19/27 (Call 04/19/27)	395	368,386
3.45%, 04/23/29 (Call 01/23/29)	573	521,884
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	95	92,962
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	230	215,567
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(a)	180	177,842
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	241	239,394
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(a)	166	165,879
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	165	164,160
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	200	200,426

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(a)	$75	$76,740
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	35	37,198
Regions Bank/Birmingham AL, 6.45%, 06/26/37	238	229,425
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	155	127,900
7.38%, 12/10/37(b)	188	200,492
Royal Bank of Canada
1.40%, 11/02/26	295	264,863
2.05%, 01/21/27	30	27,326
3.38%, 04/14/25	150	145,873
3.63%, 05/04/27	170	161,326
3.88%, 05/04/32	115	103,113
4.24%, 08/03/27	265	256,853
4.65%, 01/27/26	315	309,551
4.88%, 01/12/26	100	99,174
4.90%, 01/12/28	210	207,844
4.95%, 04/25/25	300	297,852
5.00%, 02/01/33	285	274,612
5.00%, 05/02/33	315	302,951
5.20%, 07/20/26	175	174,791
5.20%, 08/01/28	210	209,358
6.00%, 11/01/27	125	128,442
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	270	242,062
3.24%, 10/05/26 (Call 08/05/26)	536	494,881
4.40%, 07/13/27 (Call 04/14/27)	977	930,246
4.50%, 07/17/25 (Call 04/17/25)	692	676,338
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	290	287,503
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	140	141,535
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	67	67,441
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	55	50,550
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	195	174,046
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	300	267,690
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(a)	105	85,036
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	230	211,221
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	200	201,561
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	105	94,846
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	45	41,002
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(a)	307	297,339
2.40%, 01/24/30	435	374,834
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	50	40,478
2.65%, 05/19/26	453	427,909
Security	Par (000)	Value

Banks (continued)
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	$913	$789,830
3.55%, 08/18/25	1,298	1,262,578
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	232	220,690
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	25	22,551
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)	135	126,871
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	160	158,830
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	110	105,980
5.27%, 08/03/26 (Call 07/03/26)	200	199,893
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(a)	75	75,659
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	55	55,189
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	50	51,042
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(a)	25	25,258
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	90	80,705
1.90%, 09/17/28	205	175,073
2.13%, 07/08/30	200	162,583
2.14%, 09/23/30	20	15,982
2.35%, 01/15/25	70	67,515
2.63%, 07/14/26	210	195,846
2.72%, 09/27/29	100	86,085
2.75%, 01/15/30	115	98,263
3.01%, 10/19/26	285	266,856
3.04%, 07/16/29	275	242,568
3.20%, 09/17/29	172	151,864
3.35%, 10/18/27	252	234,227
3.36%, 07/12/27	228	213,044
3.45%, 01/11/27	242	228,433
3.54%, 01/17/28	150	139,594
3.78%, 03/09/26	300	289,277
3.94%, 07/19/28	165	155,316
4.31%, 10/16/28	173	164,589
5.52%, 01/13/28	60	60,248
5.77%, 01/13/33	75	76,245
5.78%, 07/13/33	200	202,669
5.80%, 07/13/28	200	202,866
5.85%, 07/13/30	200	203,685
5.88%, 07/13/26	200	201,831
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	60	58,173
5.63%, 08/23/27 (Call 07/23/27)	435	412,022
Toronto-Dominion Bank (The)
1.25%, 12/13/24	50	47,842
1.45%, 01/10/25	200	191,510
1.95%, 01/12/27	195	176,995
2.45%, 01/12/32	160	128,167
2.80%, 03/10/27	95	87,942
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	1,041	976,935
4.46%, 06/08/32	400	371,734
4.69%, 09/15/27	75	73,566
5.16%, 01/10/28	80	79,383

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.52%, 07/17/28	$225	$226,879
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	25	23,633
2.25%, 03/11/30 (Call 12/11/29)	370	292,751
3.30%, 05/15/26 (Call 04/15/26)	170	158,839
3.63%, 09/16/25 (Call 08/16/25)	35	33,470
4.05%, 11/03/25 (Call 09/03/25)	90	87,511
Truist Financial Corp.
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	60	53,990
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	30	25,112
3.70%, 06/05/25 (Call 05/05/25)	120	116,542
3.88%, 03/19/29 (Call 02/19/29)	70	63,672
4.00%, 05/01/25 (Call 03/01/25)	133	129,764
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	65	61,029
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	50	48,356
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	120	115,081
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	315	278,808
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	70	64,343
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	75	73,158
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(a)	125	125,154
U.S. Bancorp.
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	95	70,316
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	55	50,332
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	120	107,450
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	25	24,991
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	108	106,370
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	190	187,213
UBS AG, 5.65%, 09/11/28	695	702,572
UBS Group AG
3.75%, 03/26/25	990	960,426
4.55%, 04/17/26	435	423,879
4.88%, 05/15/45	250	220,378
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	179	157,061
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	200	143,226
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	60	50,242
3.90%, 05/01/45	100	77,286
4.40%, 06/14/46	170	132,463
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(a)	725	607,345
4.65%, 11/04/44	40	32,977
4.75%, 12/07/46	175	143,396
Security	Par (000)	Value

Banks (continued)
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	$340	$318,484
4.90%, 11/17/45	525	445,485
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	990	882,278
5.38%, 11/02/43	140	126,984
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	410	394,522
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	130	126,492
5.61%, 01/15/44	495	460,508
5.95%, 12/01/86 (Call 12/15/36)	495	476,334
Westpac Banking Corp.
2.35%, 02/19/25	56	54,087
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	170	132,089
2.70%, 08/19/26	305	287,276
2.85%, 05/13/26	5	4,748
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(a)	425	406,095
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	315	244,056
3.35%, 03/08/27	258	244,817
3.40%, 01/25/28	312	292,700
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	394	348,586
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	439	414,646
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	75	70,526
Wintrust Financial Corp., 4.85%, 06/06/29	55	48,908
		187,593,729
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	757	721,460
4.90%, 02/01/46 (Call 08/01/45)	1,165	1,078,028
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	190	169,420
4.70%, 02/01/36 (Call 08/01/35)	681	647,952
4.90%, 02/01/46 (Call 08/01/45)	218	201,071
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	395	365,113
3.65%, 02/01/26 (Call 11/01/25)	941	916,579
4.00%, 04/13/28 (Call 01/13/28)	619	599,885
4.35%, 06/01/40 (Call 12/01/39)	200	176,948
4.38%, 04/15/38 (Call 10/15/37)	319	288,720
4.44%, 10/06/48 (Call 04/06/48)	435	378,889
4.50%, 06/01/50 (Call 12/01/49)	40	35,190
4.60%, 04/15/48 (Call 10/15/47)	540	482,109
4.60%, 06/01/60 (Call 12/01/59)	10	8,607
4.75%, 01/23/29 (Call 10/23/28)	622	620,655
4.75%, 04/15/58 (Call 10/15/57)	55	48,906
4.90%, 01/23/31 (Call 10/23/30)	363	366,534
4.95%, 01/15/42	422	399,034
5.45%, 01/23/39 (Call 07/23/38)	403	404,218
5.55%, 01/23/49 (Call 07/23/48)	623	635,688
5.80%, 01/23/59 (Call 07/23/58)	278	290,541
5.88%, 06/15/35	40	42,137
8.00%, 11/15/39	59	72,288
8.20%, 01/15/39	285	361,061

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	$257	$250,687
4.00%, 04/15/38 (Call 10/15/37)	58	49,454
4.50%, 07/15/45 (Call 01/15/45)	159	138,524
Coca-Cola Co. (The)
1.00%, 03/15/28	155	133,969
1.38%, 03/15/31	525	418,879
1.65%, 06/01/30	511	424,658
2.00%, 03/05/31	195	162,872
2.13%, 09/06/29	615	539,226
2.25%, 01/05/32	130	109,733
2.50%, 06/01/40	372	265,217
2.50%, 03/15/51	230	144,254
2.60%, 06/01/50	373	240,444
2.75%, 06/01/60	89	56,833
2.90%, 05/25/27	215	202,480
3.00%, 03/05/51	340	240,917
3.38%, 03/25/27	565	544,977
3.45%, 03/25/30	672	626,884
4.20%, 03/25/50	285	250,113
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	245	229,439
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	76	56,076
4.10%, 02/15/48 (Call 08/15/47)	50	39,339
4.50%, 05/09/47 (Call 11/09/46)	92	76,214
4.90%, 05/01/33 (Call 02/01/33)	60	57,871
5.25%, 11/15/48 (Call 05/15/48)	91	84,527
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	730	683,248
2.00%, 04/29/30 (Call 01/29/30)	1,950	1,623,348
2.13%, 04/29/32 (Call 01/29/32)	1,540	1,223,833
2.38%, 10/24/29 (Call 07/24/29)	2,230	1,938,117
3.88%, 05/18/28 (Call 02/18/28)	640	614,277
5.20%, 10/24/25	1,000	1,001,509
5.30%, 10/24/27 (Call 09/24/27)	1,000	1,013,761
5.38%, 10/05/26 (Call 09/05/26)	200	202,092
5.63%, 10/05/33 (Call 07/05/33)	200	206,681
Diageo Investment Corp.
4.25%, 05/11/42	145	123,575
7.45%, 04/15/35 (Call 04/15/24)	324	378,318
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	248	231,035
3.20%, 05/01/30 (Call 02/01/30)	184	163,257
3.40%, 11/15/25 (Call 08/15/25)	280	269,584
3.43%, 06/15/27 (Call 03/15/27)	268	253,091
3.80%, 05/01/50 (Call 11/01/49)	212	157,470
3.95%, 04/15/29 (Call 02/15/29)	50	47,288
4.05%, 04/15/32 (Call 01/15/32)	230	210,659
4.42%, 05/25/25 (Call 03/25/25)	286	281,383
4.42%, 12/15/46 (Call 06/15/46)	260	211,480
4.50%, 11/15/45 (Call 05/15/45)	34	28,570
4.50%, 04/15/52 (Call 10/15/51)	325	271,638
4.60%, 05/25/28 (Call 02/25/28)	200	195,939
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,455	1,378,591
4.20%, 07/15/46 (Call 01/15/46)	335	265,725
5.00%, 05/01/42	287	259,224
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	40,793
2.25%, 03/19/25 (Call 02/19/25)	970	935,638
2.38%, 10/06/26 (Call 07/06/26)	704	660,968
Security	Par (000)	Value

Beverages (continued)
2.63%, 03/19/27 (Call 01/19/27)	$576	$539,695
2.63%, 07/29/29 (Call 04/29/29)	595	533,090
2.63%, 10/21/41 (Call 04/21/41)	25	17,680
2.75%, 04/30/25 (Call 01/30/25)	917	888,427
2.75%, 03/19/30 (Call 12/19/29)	454	405,549
2.85%, 02/24/26 (Call 11/24/25)	495	474,212
2.88%, 10/15/49 (Call 04/15/49)	130	89,093
3.00%, 10/15/27 (Call 07/15/27)	694	654,406
3.38%, 07/29/49 (Call 01/29/49)	95	71,091
3.45%, 10/06/46 (Call 04/06/46)	444	341,672
3.50%, 07/17/25 (Call 04/17/25)	240	234,546
3.50%, 03/19/40 (Call 09/19/39)	70	56,801
3.60%, 02/18/28 (Call 01/18/28)	75	71,929
3.60%, 08/13/42	75	59,740
3.63%, 03/19/50 (Call 09/19/49)	241	188,107
3.88%, 03/19/60 (Call 09/19/59)	40	31,490
3.90%, 07/18/32 (Call 04/18/32)	70	65,838
4.00%, 03/05/42	170	143,091
4.00%, 05/02/47 (Call 11/02/46)	110	92,320
4.20%, 07/18/52 (Call 01/18/52)	25	21,648
4.45%, 05/15/28 (Call 04/15/28)	105	105,031
4.45%, 02/15/33 (Call 11/15/32)(b)	100	99,032
4.45%, 04/14/46 (Call 10/14/45)	205	184,745
4.55%, 02/13/26 (Call 01/13/26)	100	99,573
4.65%, 02/15/53 (Call 08/15/52)	100	92,954
4.88%, 11/01/40	150	144,680
5.13%, 11/10/26 (Call 10/10/26)	175	176,680
5.25%, 11/10/25	175	176,173
7.00%, 03/01/29	225	248,374
		35,833,379
Biotechnology — 0.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	726	696,907
2.20%, 02/21/27 (Call 12/21/26)	389	357,095
2.30%, 02/25/31 (Call 11/25/30)	310	256,833
2.45%, 02/21/30 (Call 11/21/29)	596	512,136
2.60%, 08/19/26 (Call 05/19/26)	332	311,136
2.77%, 09/01/53 (Call 03/01/53)	180	107,145
3.00%, 01/15/52 (Call 07/15/51)(b)	255	165,033
3.13%, 05/01/25 (Call 02/01/25)	296	286,695
3.15%, 02/21/40 (Call 08/21/39)	215	158,658
3.20%, 11/02/27 (Call 08/02/27)	347	324,978
3.38%, 02/21/50 (Call 08/21/49)	265	183,571
4.05%, 08/18/29 (Call 06/18/29)	300	285,501
4.20%, 03/01/33 (Call 12/01/32)	285	262,774
4.20%, 02/22/52 (Call 08/22/51)	80	63,112
4.40%, 05/01/45 (Call 11/01/44)	365	302,898
4.40%, 02/22/62 (Call 08/22/61)	105	82,589
4.56%, 06/15/48 (Call 12/15/47)	294	249,452
4.66%, 06/15/51 (Call 12/15/50)	308	263,158
4.88%, 03/01/53 (Call 09/01/52)	200	175,910
4.95%, 10/01/41	120	108,496
5.15%, 03/02/28 (Call 02/02/28)	620	621,694
5.15%, 11/15/41 (Call 05/15/41)	192	177,609
5.25%, 03/02/25	640	637,856
5.25%, 03/02/30 (Call 01/02/30)	690	693,653
5.25%, 03/02/33 (Call 12/02/32)	865	856,429
5.60%, 03/02/43 (Call 09/02/42)	620	606,802
5.65%, 06/15/42 (Call 12/15/41)	95	92,674
5.65%, 03/02/53 (Call 09/02/52)	660	650,602
5.75%, 03/02/63 (Call 09/02/62)	275	269,432

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
6.38%, 06/01/37	$70	$74,354
6.40%, 02/01/39	155	164,856
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	250	233,338
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	435	357,933
3.15%, 05/01/50 (Call 11/01/49)	437	281,983
3.25%, 02/15/51 (Call 08/15/50)	145	94,848
4.05%, 09/15/25 (Call 06/15/25)	937	913,508
5.20%, 09/15/45 (Call 03/15/45)	282	258,527
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	30	26,130
1.65%, 10/01/30 (Call 07/01/30)	540	436,572
2.80%, 10/01/50 (Call 04/01/50)	321	204,724
2.95%, 03/01/27 (Call 12/01/26)	788	739,221
3.50%, 02/01/25 (Call 11/01/24)	824	806,387
3.65%, 03/01/26 (Call 12/01/25)	810	783,907
4.00%, 09/01/36 (Call 03/01/36)	229	200,912
4.15%, 03/01/47 (Call 09/01/46)	550	451,119
4.50%, 02/01/45 (Call 08/01/44)	350	303,813
4.60%, 09/01/35 (Call 03/01/35)	450	424,782
4.75%, 03/01/46 (Call 09/01/45)	381	343,083
4.80%, 04/01/44 (Call 10/01/43)	513	466,690
5.25%, 10/15/33 (Call 07/15/33)	125	125,550
5.55%, 10/15/53 (Call 04/15/53)	100	100,950
5.65%, 12/01/41 (Call 06/01/41)	285	287,586
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	165	130,840
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	169	102,571
		18,075,012
Building Materials — 0.4%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	415	347,683
2.72%, 02/15/30 (Call 11/15/29)	470	404,519
3.38%, 04/05/40 (Call 10/05/39)	310	232,130
3.58%, 04/05/50 (Call 10/05/49)	320	228,068
5.80%, 11/30/25(d)	340	342,021
5.90%, 03/15/34 (Call 12/15/33)(d)	50	51,455
6.20%, 03/15/54 (Call 09/15/53)(d)	70	73,976
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	392	348,941
4.00%, 06/15/25 (Call 03/15/25)	1,082	1,054,753
4.00%, 03/25/32 (Call 12/25/31)	695	614,840
4.50%, 03/25/52 (Call 09/25/51)	140	109,307
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	102	101,739
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	1,585	1,536,110
4.50%, 02/15/47 (Call 08/15/46)	167	138,860
4.63%, 07/02/44 (Call 01/02/44)	150	126,107
4.95%, 07/02/64 (Call 01/02/64)(e)	50	42,015
5.13%, 09/14/45 (Call 03/14/45)	108	96,727
6.00%, 01/15/36	320	329,786
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	905	726,307
2.00%, 09/16/31 (Call 06/16/31)	480	382,056
Lafarge SA, 7.13%, 07/15/36	168	183,919
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	665	620,322
1.70%, 08/01/27 (Call 06/01/27)	340	299,961
5.50%, 09/15/28 (Call 08/15/28)	200	200,706
Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	$130	$87,305
4.25%, 12/15/47 (Call 06/15/47)	107	86,795
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	111	103,126
4.50%, 05/15/47 (Call 11/15/46)	195	153,902
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)	50	44,799
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	788	747,023
3.95%, 08/15/29 (Call 05/15/29)	151	139,819
4.20%, 12/01/24 (Call 09/01/24)	820	806,171
4.30%, 07/15/47 (Call 01/15/47)	245	194,542
4.40%, 01/30/48 (Call 07/30/47)	75	59,858
7.00%, 12/01/36	51	56,175
Trane Technologies Financing Ltd., 5.25%,
03/03/33 (Call 12/03/32)	1,015	1,008,243
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	1,095	1,040,266
4.30%, 02/21/48 (Call 08/21/47)	80	65,331
5.75%, 06/15/43	194	194,769
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	727	700,615
3.80%, 03/21/29 (Call 12/21/28)	430	405,453
4.50%, 03/21/49 (Call 09/21/48)	150	127,409
4.65%, 11/01/44 (Call 05/01/44)	177	152,751
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	119	100,097
4.70%, 03/01/48 (Call 09/01/47)	60	51,788
		14,918,545
Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	220	192,803
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	170	171,669
6.33%, 07/15/29 (Call 05/15/29)	40	40,787
6.38%, 07/15/32 (Call 04/15/32)	125	127,358
6.55%, 11/15/30 (Call 09/15/30)	75	76,966
6.70%, 11/15/33 (Call 08/15/33)	55	57,041
CF Industries Inc., 5.38%, 03/15/44	180	161,537
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	110	77,631
4.25%, 10/01/34 (Call 04/01/34)	144	130,378
4.38%, 11/15/42 (Call 05/15/42)	137	111,692
4.63%, 10/01/44 (Call 04/01/44)	167	138,718
4.80%, 11/30/28 (Call 08/30/28)	100	99,398
4.80%, 05/15/49 (Call 11/15/48)	224	188,522
5.25%, 11/15/41 (Call 05/15/41)	374	341,023
5.55%, 11/30/48 (Call 05/30/48)	95	89,807
6.30%, 03/15/33 (Call 12/15/32)(b)	55	58,369
6.90%, 05/15/53 (Call 11/15/52)	40	44,730
7.38%, 11/01/29	260	287,147
9.40%, 05/15/39	135	176,381
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	425	418,100
4.73%, 11/15/28 (Call 08/15/28)	754	745,215
5.32%, 11/15/38 (Call 05/15/38)	494	482,038
5.42%, 11/15/48 (Call 05/15/48)	330	321,632
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	187	151,911
4.80%, 09/01/42 (Call 03/01/42)	133	112,151

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	$320	$249,213
2.13%, 02/01/32 (Call 11/01/31)	120	97,223
2.70%, 11/01/26 (Call 08/01/26)	9,460	8,942,761
2.70%, 12/15/51 (Call 06/15/51)	240	150,069
2.75%, 08/18/55 (Call 02/18/55)	180	109,691
3.25%, 12/01/27 (Call 09/01/27)	781	736,441
3.95%, 12/01/47 (Call 06/01/47)	250	201,864
4.80%, 03/24/30 (Call 12/24/29)	911	906,342
5.25%, 01/15/28 (Call 12/15/27)	370	375,478
5.50%, 12/08/41	40	39,736
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	57	41,323
5.65%, 05/18/33 (Call 02/18/33)(b)	100	94,200
6.38%, 05/18/53 (Call 11/18/52)	100	94,828
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	40	28,805
4.45%, 09/26/28 (Call 06/26/28)	555	529,212
5.00%, 09/26/48 (Call 03/26/48)	86	68,784
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	260	218,663
5.25%, 07/15/43	88	78,159
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	750	708,191
LYB International Finance III LLC
3.63%, 04/01/51 (Call 04/01/50)	170	114,182
3.80%, 10/01/60 (Call 04/01/60)	425	275,238
4.20%, 10/15/49 (Call 04/15/49)	172	126,948
4.20%, 05/01/50 (Call 11/01/49)	309	227,317
5.63%, 05/15/33 (Call 02/15/33)	120	119,994
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	190	148,359
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,616
4.88%, 11/15/41 (Call 05/15/41)	5	4,179
5.45%, 11/15/33 (Call 05/15/33)	65	63,307
5.63%, 11/15/43 (Call 05/15/43)	125	113,855
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	227	196,154
4.90%, 03/27/28 (Call 02/27/28)	160	158,143
4.90%, 06/01/43 (Call 12/01/42)	120	103,974
5.00%, 04/01/49 (Call 10/01/48)	58	49,909
5.25%, 01/15/45 (Call 07/15/44)	103	92,557
5.63%, 12/01/40	158	149,830
5.80%, 03/27/53 (Call 09/27/52)	175	172,208
5.88%, 12/01/36	200	198,670
5.95%, 11/07/25	100	100,816
6.13%, 01/15/41 (Call 07/15/40)	55	55,204
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	179	158,161
3.75%, 03/15/28 (Call 12/15/27)	520	492,798
Rohm & Haas Co., 7.85%, 07/15/29	148	163,726
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(b)	60	45,556
5.25%, 06/01/45 (Call 12/01/44)	40	34,951
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	120	95,257
3.30%, 05/15/50 (Call 11/15/49)	60	39,940
3.80%, 08/15/49 (Call 02/15/49)	140	103,335
4.00%, 12/15/42 (Call 06/15/42)	48	37,466
4.50%, 06/01/47 (Call 12/01/46)	329	278,161
Security	Par (000)	Value

Chemicals (continued)
4.55%, 08/01/45 (Call 02/01/45)	$70	$57,916
		22,461,714
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,646	3,736,338
1.70%, 05/15/28 (Call 03/15/28)	4,420	3,907,948
3.38%, 09/15/25 (Call 06/15/25)	1,258	1,222,887
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	447	399,040
5.25%, 10/01/25 (Call 07/01/25)	83	81,974
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	122	89,224
5.95%, 08/15/52 (Call 02/15/52)	85	81,062
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	880	787,267
2.65%, 07/15/31 (Call 04/15/31)	834	653,447
Moody's Corp.
3.10%, 11/29/61 (Call 05/29/61)	135	82,788
3.25%, 01/15/28 (Call 10/15/27)	375	351,502
3.25%, 05/20/50 (Call 11/20/49)	84	56,501
3.75%, 03/24/25 (Call 02/24/25)	460	450,047
3.75%, 02/25/52 (Call 08/25/51)	45	33,753
4.25%, 02/01/29 (Call 11/01/28)	353	341,047
4.25%, 08/08/32 (Call 05/08/32)	220	205,804
4.88%, 12/17/48 (Call 06/17/48)	164	145,575
5.25%, 07/15/44	145	137,345
PayPal Holdings Inc.
2.65%, 10/01/26 (Call 08/01/26)	75	70,362
3.25%, 06/01/50 (Call 12/01/49)	306	214,941
5.05%, 06/01/52 (Call 12/01/51)	35	33,543
5.25%, 06/01/62 (Call 12/01/61)	20	18,659
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	305	239,097
2.90%, 10/01/30 (Call 07/01/30)	495	416,965
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,585	1,398,977
4.00%, 03/18/29 (Call 12/18/28)	2,288	2,183,943
4.75%, 05/20/32 (Call 02/20/32)	75	72,888
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	155	83,330
3.25%, 12/01/49 (Call 06/01/49)	293	205,714
3.90%, 03/01/62 (Call 09/01/61)	50	38,387
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32
(Call 12/15/31)	645	491,172
Verisk Analytics Inc.
4.13%, 03/15/29 (Call 12/15/28)	5	4,722
5.50%, 06/15/45 (Call 12/15/44)	26	23,963
		18,260,212
Computers — 0.5%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)(b)	128	79,753
2.65%, 05/11/50 (Call 11/11/49)	333	216,268
2.65%, 02/08/51 (Call 08/08/50)	115	74,226
2.70%, 08/05/51 (Call 02/05/51)	65	42,361
2.80%, 02/08/61 (Call 02/08/60)	175	111,508
2.85%, 08/05/61 (Call 02/05/61)	125	79,719
2.95%, 09/11/49 (Call 03/11/49)	159	111,124
3.45%, 02/09/45	317	251,576
3.75%, 09/12/47 (Call 03/12/47)	140	113,636

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.75%, 11/13/47 (Call 05/13/47)	$196	$159,585
3.85%, 05/04/43	432	368,683
3.85%, 08/04/46 (Call 02/04/46)	240	200,984
3.95%, 08/08/52 (Call 02/08/52)	90	74,845
4.10%, 08/08/62 (Call 02/08/62)	195	161,982
4.25%, 02/09/47 (Call 08/09/46)	95	85,197
4.30%, 05/10/33 (Call 02/10/33)(b)	160	157,939
4.38%, 05/13/45	400	362,805
4.45%, 05/06/44	49	45,545
4.65%, 02/23/46 (Call 08/23/45)	512	483,270
4.85%, 05/10/53 (Call 11/10/52)	160	154,976
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	225	149,948
8.10%, 07/15/36 (Call 01/15/36)	120	141,147
8.35%, 07/15/46 (Call 01/15/46)	240	295,890
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	786	723,394
4.90%, 10/15/25 (Call 07/15/25)	1,531	1,515,797
5.25%, 07/01/28 (Call 06/01/28)	200	200,522
6.10%, 04/01/26 (Call 04/01/24)	50	50,033
6.20%, 10/15/35 (Call 04/15/35)	369	388,266
6.35%, 10/15/45 (Call 04/15/45)	545	555,355
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	155	140,474
4.75%, 01/15/28 (Call 12/15/27)	50	49,139
5.50%, 01/15/33 (Call 10/15/32)(b)	315	312,889
6.00%, 09/15/41	337	337,666
International Business Machines Corp.
3.30%, 05/15/26	1,112	1,067,252
3.30%, 01/27/27	455	431,953
3.43%, 02/09/52 (Call 08/09/51)	140	97,255
3.45%, 02/19/26	1,037	1,000,336
3.50%, 05/15/29	765	712,718
4.00%, 06/20/42	350	289,259
4.15%, 07/27/27 (Call 06/27/27)	100	97,216
4.15%, 05/15/39	242	208,274
4.25%, 05/15/49	471	389,320
4.40%, 07/27/32 (Call 04/27/32)	135	128,111
4.70%, 02/19/46	165	145,319
4.90%, 07/27/52 (Call 01/27/52)	45	40,650
5.10%, 02/06/53 (Call 08/06/52)	65	60,747
5.60%, 11/30/39	116	116,982
5.88%, 11/29/32	335	355,347
6.22%, 08/01/27 (Call 02/01/24)	170	177,529
6.50%, 01/15/28	347	371,557
7.00%, 10/30/25	611	632,740
7.13%, 12/01/96	30	35,185
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	96,201
4.38%, 05/15/30 (Call 02/15/30)	781	721,896
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	250	206,664
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	370	301,867
4.75%, 02/15/26 (Call 11/15/25)	310	299,138
		16,180,018
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(b)	211	171,535
4.00%, 08/15/45	353	302,900
4.60%, 03/01/28 (Call 02/01/28)	36	36,315
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.60%, 03/01/33 (Call 12/01/32)	$36	$35,777
4.80%, 03/02/26	36	36,137
Conopco Inc., Series E, 7.25%, 12/15/26	45	47,826
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	92	61,872
4.38%, 06/15/45 (Call 12/15/44)	62	51,834
6.00%, 05/15/37	25	26,022
Procter & Gamble Co. (The)
2.45%, 11/03/26	671	635,409
2.80%, 03/25/27	752	709,131
2.85%, 08/11/27	715	673,984
3.60%, 03/25/50	140	114,262
4.10%, 01/26/26	150	148,176
5.55%, 03/05/37	221	237,404
5.80%, 08/15/34	65	72,255
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	405	323,682
2.00%, 07/28/26	305	283,500
2.90%, 05/05/27 (Call 02/05/27)	390	365,947
3.10%, 07/30/25	125	121,287
3.38%, 03/22/25 (Call 01/22/25)	260	254,035
3.50%, 03/22/28 (Call 12/22/27)	300	285,385
5.00%, 12/08/33 (Call 09/08/33)	400	399,912
5.90%, 11/15/32	245	261,243
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	305	194,720
		5,850,550
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	360	357,491
6.25%, 06/15/33 (Call 03/15/33)	510	509,886
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	734	704,535
3.75%, 05/15/46 (Call 11/15/45)	96	74,623
4.20%, 05/15/47 (Call 11/15/46)	154	130,052
4.60%, 06/15/45 (Call 12/15/44)	192	172,478
		1,949,065
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	495	450,919
3.00%, 10/29/28 (Call 08/29/28)	292	257,548
3.30%, 01/30/32 (Call 10/30/31)	702	582,243
3.40%, 10/29/33 (Call 07/29/33)	145	117,428
3.50%, 01/15/25 (Call 11/15/24)	497	482,396
3.65%, 07/21/27 (Call 04/21/27)	455	423,481
3.88%, 01/23/28 (Call 10/23/27)	465	431,240
4.45%, 10/01/25 (Call 08/01/25)	440	427,612
4.45%, 04/03/26 (Call 02/03/26)	450	437,299
4.63%, 10/15/27 (Call 08/15/27)	350	335,737
5.75%, 06/06/28 (Call 05/06/28)	150	149,501
6.50%, 07/15/25 (Call 06/15/25)	775	779,344
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	205	176,041
3.50%, 08/01/25	65	62,223
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	125	101,424
3.00%, 02/01/30 (Call 11/01/29)	212	180,687
3.25%, 10/01/29 (Call 07/01/29)	137	120,267
3.63%, 04/01/27 (Call 01/01/27)	225	210,701
3.63%, 12/01/27 (Call 09/01/27)	174	161,004

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 10/01/28 (Call 07/01/28)	$307	$292,277
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	154	146,201
Ally Financial Inc.
4.63%, 03/30/25	440	430,182
5.80%, 05/01/25 (Call 04/01/25)(b)	425	421,762
7.10%, 11/15/27 (Call 10/15/27)	20	20,398
8.00%, 11/01/31	509	536,896
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	75	67,984
2.55%, 03/04/27 (Call 02/01/27)	95	87,427
3.13%, 05/20/26 (Call 04/20/26)	835	797,105
3.30%, 05/03/27 (Call 04/02/27)	85	79,842
3.63%, 12/05/24 (Call 11/04/24)	370	362,609
3.95%, 08/01/25 (Call 07/01/25)	300	293,011
4.05%, 12/03/42	481	406,453
4.20%, 11/06/25 (Call 10/06/25)	341	334,294
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	260	242,030
4.90%, 02/13/26 (Call 01/13/26)	200	198,725
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(a)	295	292,148
4.99%, 05/26/33 (Call 05/26/32),
(1-day SOFR + 2.255%)(a)	60	57,782
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	295	284,399
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	225	223,986
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(a)	75	74,905
5.63%, 07/28/34 (Call 07/28/33),
(1-day SOFR + 1.930%)(a)	20	19,770
5.85%, 11/05/27 (Call 10/05/27)	95	97,624
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(a)	50	50,703
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(a)	50	52,645
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	400	374,382
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	42,486
3.00%, 04/02/25 (Call 03/02/25)	130	125,909
4.50%, 05/13/32 (Call 02/13/32)	50	47,622
5.15%, 05/15/33 (Call 02/15/33)	130	127,148
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	80	52,798
3.63%, 02/15/52 (Call 08/15/51)	65	42,873
3.90%, 01/25/28 (Call 10/25/27)	325	305,318
4.25%, 06/02/26 (Call 03/02/26)	150	145,182
4.35%, 04/15/30 (Call 01/15/30)	187	172,935
4.70%, 09/20/47 (Call 03/20/47)	265	213,408
4.85%, 03/29/29 (Call 12/29/28)	385	371,273
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	135	86,812
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	15	13,156
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	125	89,033
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	65	48,834
Security	Par (000)	Value

Diversified Financial Services (continued)
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	$50	$48,837
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	280	257,133
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	30	28,817
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	125	117,234
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	105	104,424
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	85	82,782
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	242	232,589
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	10	7,640
2.90%, 03/03/32 (Call 12/03/31)	80	65,435
3.20%, 03/02/27 (Call 12/02/26)	35	32,737
3.20%, 01/25/28 (Call 10/25/27)	51	46,942
3.25%, 05/22/29 (Call 02/22/29)	85	76,101
4.00%, 02/01/29 (Call 11/01/28)	119	111,733
4.63%, 03/22/30 (Call 12/22/29)	40	38,222
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(a)	100	98,703
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(a)	15	15,039
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	194	148,475
4.10%, 06/15/51 (Call 12/15/50)	124	68,955
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	225	191,843
5.30%, 09/15/43 (Call 03/15/43)	189	190,767
Credit Suisse USA Inc., 7.13%, 07/15/32(b)	221	241,828
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	351	326,470
4.50%, 01/30/26 (Call 11/30/25)	255	246,494
6.70%, 11/29/32 (Call 08/29/32)	120	118,931
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(a)	175	183,900
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	55	52,203
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	75	57,285
3.00%, 06/15/50 (Call 12/15/49)	290	191,523
3.00%, 09/15/60 (Call 03/15/60)	230	141,627
3.10%, 09/15/27 (Call 06/15/27)	220	205,911
3.75%, 09/21/28 (Call 06/21/28)(b)	119	112,475
4.25%, 09/21/48 (Call 03/21/48)	231	191,688
4.60%, 03/15/33 (Call 12/15/32)	155	147,796
4.95%, 06/15/52 (Call 12/15/51)	295	272,746
5.20%, 06/15/62 (Call 01/15/62)	105	98,569
Invesco Finance PLC
3.75%, 01/15/26	75	72,415
5.38%, 11/30/43	148	135,531
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	670	658,555
Jefferies Financial Group Inc.
4.15%, 01/23/30	167	151,525
6.25%, 01/15/36	112	114,086
6.50%, 01/20/43	65	65,161

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc.
4.75%, 03/15/26	$346	$341,144
5.63%, 01/15/44	373	356,914
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	125	101,636
2.95%, 11/21/26 (Call 08/21/26)	455	431,718
2.95%, 06/01/29 (Call 03/01/29)	565	516,392
3.30%, 03/26/27 (Call 01/26/27)	452	431,538
3.35%, 03/26/30 (Call 12/26/29)	444	410,391
3.50%, 02/26/28 (Call 11/26/27)	440	420,248
3.65%, 06/01/49 (Call 12/01/48)	90	71,227
3.80%, 11/21/46 (Call 05/21/46)	130	106,266
3.85%, 03/26/50 (Call 09/26/49)	318	259,854
3.95%, 02/26/48 (Call 08/26/47)	62	51,537
4.85%, 03/09/33 (Call 12/09/32)	165	164,353
4.88%, 03/09/28 (Call 02/09/28)	160	162,090
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	170	133,483
3.25%, 04/28/50 (Call 10/28/49)	115	75,213
3.85%, 06/30/26 (Call 03/30/26)	267	257,812
3.95%, 03/07/52 (Call 09/07/51)	174	129,265
5.35%, 06/28/28 (Call 05/28/28)	405	406,782
5.55%, 02/15/34 (Call 11/15/33)	365	364,971
5.65%, 06/28/25	35	35,109
Nomura Holdings Inc.
2.17%, 07/14/28	20	17,091
2.33%, 01/22/27	100	90,072
2.61%, 07/14/31	415	329,234
2.65%, 01/16/25	375	361,546
2.68%, 07/16/30	250	205,120
2.71%, 01/22/29	235	201,951
3.00%, 01/22/32	495	399,196
3.10%, 01/16/30	385	328,544
5.39%, 07/06/27	30	29,541
6.07%, 07/12/28	210	212,470
6.09%, 07/12/33	200	203,328
ORIX Corp.
3.25%, 12/04/24	45	43,868
5.20%, 09/13/32	335	329,928
Radian Group Inc., 4.88%, 03/15/27
(Call 09/15/26)	20	18,941
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	55	38,793
4.65%, 04/01/30 (Call 01/01/30)	89	86,294
4.95%, 07/15/46	185	160,415
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	345	255,627
3.70%, 08/04/26 (Call 05/04/26)	465	428,161
3.95%, 12/01/27 (Call 09/01/27)	556	499,477
4.50%, 07/23/25 (Call 04/24/25)	822	790,908
4.88%, 06/13/25 (Call 05/13/25)	155	149,864
5.15%, 03/19/29 (Call 12/19/28)	482	446,346
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	15	13,748
2.00%, 08/15/50 (Call 02/15/50)(b)	25	14,495
2.70%, 04/15/40 (Call 10/15/39)	185	136,319
2.75%, 09/15/27 (Call 06/15/27)	15	14,020
3.65%, 09/15/47 (Call 03/15/47)	331	261,948
4.15%, 12/14/35 (Call 06/14/35)	249	234,285
4.30%, 12/14/45 (Call 06/14/45)	746	665,146
Security	Par (000)	Value

Diversified Financial Services (continued)
Voya Financial Inc.
3.65%, 06/15/26	$180	$171,931
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	155	125,114
5.70%, 07/15/43	116	105,772
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	1,082	1,044,590
6.20%, 11/17/36	232	232,205
		33,642,780
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	935	623,813
4.70%, 05/15/32 (Call 02/15/32)	300	280,993
5.25%, 05/15/52 (Call 11/15/51)	320	287,224
5.40%, 06/01/33 (Call 03/01/33)	50	48,834
Series G, 4.15%, 05/01/49 (Call 11/01/48)	130	97,608
Series H, 3.45%, 01/15/50 (Call 07/15/49)	235	157,373
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,017	3,904,132
3.20%, 04/15/25 (Call 03/15/25)	3,132	3,023,677
3.80%, 06/01/29 (Call 03/01/29)	2,392	2,182,887
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	320	234,550
4.35%, 06/01/48 (Call 12/01/47)	329	258,345
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	62	39,055
3.20%, 09/15/49 (Call 03/15/49)	222	148,725
3.50%, 08/15/46 (Call 02/15/46)	220	155,772
3.75%, 08/15/47 (Call 02/15/47)	126	94,053
4.25%, 09/15/48 (Call 03/15/48)	95	76,106
5.40%, 06/01/53 (Call 12/01/52)	65	62,391
6.35%, 10/01/36	115	121,043
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	120	91,170
3.60%, 03/01/52 (Call 09/01/51)	65	47,242
3.95%, 03/01/48 (Call 09/01/47)	144	111,826
4.50%, 04/01/44 (Call 10/01/43)	137	116,616
4.95%, 04/01/33 (Call 01/01/33)	30	29,463
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	189	154,568
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	107	68,517
Series K2, 6.95%, 03/15/33	45	50,369
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	155	152,257
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	399	333,959
3.00%, 03/01/50 (Call 09/01/49)	225	144,772
3.65%, 06/15/46 (Call 12/15/45)	301	221,873
3.70%, 08/15/28 (Call 05/15/28)	440	415,951
3.70%, 03/01/45 (Call 09/01/44)	63	47,532
3.80%, 10/01/42 (Call 04/01/42)	10	7,785
4.00%, 03/01/48 (Call 09/01/47)	194	152,445
4.00%, 03/01/49 (Call 09/01/48)	202	157,693
4.35%, 11/15/45 (Call 05/15/45)	71	58,432
4.70%, 01/15/44 (Call 07/15/43)	25	21,755
4.90%, 02/01/33 (Call 11/01/32)	30	29,367
5.90%, 03/15/36	225	232,916
6.45%, 01/15/38	114	120,956
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	115	106,467
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	185	138,689
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	229	152,716
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	560	336,389

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	$520	$411,415
4.30%, 04/15/44 (Call 10/15/43)	405	334,832
4.90%, 07/01/33 (Call 04/01/33)	75	72,716
5.25%, 01/15/53 (Call 07/15/52)	250	237,122
Series A, 2.05%, 07/01/31 (Call 04/01/31)	877	702,581
Series A, 3.20%, 03/15/27 (Call 12/15/26)	560	529,285
Series A, 4.15%, 06/01/45 (Call 12/01/44)	205	166,437
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	155	105,636
3.80%, 05/15/28 (Call 02/15/28)	134	127,677
3.85%, 06/15/46 (Call 12/15/45)	59	44,353
3.95%, 03/01/43 (Call 09/01/42)	139	110,093
4.45%, 03/15/44 (Call 09/15/43)	165	139,682
4.50%, 12/01/45 (Call 06/01/45)	95	78,962
4.50%, 05/15/58 (Call 11/15/57)	175	139,457
4.63%, 12/01/54 (Call 06/01/54)	49	40,939
5.70%, 06/15/40	132	128,097
Series 05-A, 5.30%, 03/01/35	182	176,516
Series 06-A, 5.85%, 03/15/36	59	59,676
Series 06-B, 6.20%, 06/15/36	85	88,228
Series 08-B, 6.75%, 04/01/38	145	158,093
Series 09-C, 5.50%, 12/01/39	115	109,994
Series 12-A, 4.20%, 03/15/42	122	99,118
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	186	140,146
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	325	293,113
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	187	144,744
Series A, 4.13%, 05/15/49 (Call 11/15/48)	205	158,736
Series C, 3.00%, 12/01/60 (Call 06/01/60)	60	35,184
Series C, 4.00%, 11/15/57 (Call 05/15/57)	109	81,250
Series C, 4.30%, 12/01/56 (Call 06/01/56)	101	77,982
Series D, 4.00%, 12/01/28 (Call 09/01/28)	279	265,964
Series E, 4.65%, 12/01/48 (Call 06/01/48)	155	130,802
Constellation Energy Generation LLC, 6.25%, 0/01/39	67	67,372
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,290	710,108
2.65%, 08/15/52 (Call 02/15/52)	800	486,274
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	60	46,867
Edison International
4.13%, 03/15/28 (Call 12/15/27)	205	192,740
5.25%, 11/15/28 (Call 10/15/28)	60	59,129
5.75%, 06/15/27 (Call 04/15/27)	70	70,480
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	60	48,602
6.00%, 05/15/35	157	153,029
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,275	1,218,601
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	403	246,894
4.20%, 09/01/48 (Call 03/01/48)	317	247,504
4.20%, 04/01/50 (Call 10/01/49)	410	321,483
4.95%, 01/15/45 (Call 01/15/25)	660	570,327
Eversource Energy
3.38%, 03/01/32 (Call 12/01/31)	670	572,238
3.45%, 01/15/50 (Call 07/15/49)	325	220,175
4.60%, 07/01/27 (Call 06/01/27)	120	117,023
4.75%, 05/15/26	70	68,787
5.13%, 05/15/33 (Call 02/15/33)	100	96,563
5.45%, 03/01/28 (Call 02/01/28)	155	155,349
Security	Par (000)	Value

Electric (continued)
5.95%, 02/01/29 (Call 01/01/29)	$175	$178,429
Series H, 3.15%, 01/15/25 (Call 10/15/24)	785	763,758
Series M, 3.30%, 01/15/28 (Call 10/15/27)	755	698,883
Series O, 4.25%, 04/01/29 (Call 01/01/29)	605	572,326
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,255	984,792
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,945	1,864,839
4.05%, 04/15/30 (Call 01/15/30)	1,615	1,499,306
4.10%, 03/15/52 (Call 09/15/51)	450	343,840
4.45%, 04/15/46 (Call 10/15/45)	291	236,804
4.70%, 04/15/50 (Call 10/15/49)	375	316,581
4.95%, 06/15/35 (Call 12/15/34)	452	416,771
5.10%, 06/15/45 (Call 12/15/44)	215	192,566
5.15%, 03/15/28 (Call 02/15/28)	70	69,959
5.30%, 03/15/33 (Call 12/15/32)	140	138,127
5.60%, 03/15/53 (Call 09/15/52)	140	134,217
5.63%, 06/15/35	280	277,616
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	5	4,680
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	291	196,772
3.70%, 12/01/47 (Call 06/01/47)	228	172,297
3.95%, 03/01/48 (Call 09/01/47)	274	217,608
3.99%, 03/01/49 (Call 09/01/48)	228	180,025
4.05%, 06/01/42 (Call 12/01/41)	117	96,553
4.05%, 10/01/44 (Call 04/01/44)	170	138,195
4.13%, 02/01/42 (Call 08/01/41)	205	173,236
4.13%, 06/01/48 (Call 12/01/47)	175	141,335
4.40%, 05/15/28 (Call 03/15/28)	80	78,147
4.45%, 05/15/26 (Call 04/15/26)	55	54,431
4.63%, 05/15/30 (Call 03/15/30)	85	83,232
4.80%, 05/15/33 (Call 02/15/33)	55	53,398
4.95%, 06/01/35	40	38,486
5.25%, 02/01/41 (Call 08/01/40)	245	236,397
5.63%, 04/01/34	335	344,985
5.65%, 02/01/37	117	118,328
5.69%, 03/01/40	235	239,108
5.95%, 02/01/38	180	186,313
5.96%, 04/01/39	55	57,516
Iberdrola International BV
5.81%, 03/15/25	1,165	1,168,539
6.75%, 07/15/36	949	1,034,494
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	720	684,530
3.35%, 11/15/27 (Call 08/15/27)	564	524,914
5.30%, 07/01/43 (Call 01/01/43)	334	305,414
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	525	529,531
5.81%, 06/12/33 (Call 03/12/33)	1,690	1,699,126
National Grid USA, 5.80%, 04/01/35	820	798,135
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	184	154,814
4.02%, 11/01/32 (Call 05/01/32)	55	49,325
4.30%, 03/15/49 (Call 09/15/48)	87	70,159
4.40%, 11/01/48 (Call 05/01/48)	95	76,989
Series C, 8.00%, 03/01/32	80	92,363
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,504	1,241,284
2.75%, 11/01/29 (Call 08/01/29)	857	746,998
3.50%, 04/01/29 (Call 01/01/29)	445	408,034
3.55%, 05/01/27 (Call 02/01/27)	1,259	1,192,957

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	$55	$45,769
4.63%, 07/15/27 (Call 06/15/27)	470	461,049
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	270	230,198
4.90%, 02/28/28 (Call 01/28/28)	150	148,050
5.00%, 02/28/30 (Call 12/28/29)	150	147,001
5.00%, 07/15/32 (Call 04/15/32)	265	256,057
5.05%, 02/28/33 (Call 11/28/32)	150	145,087
5.25%, 02/28/53 (Call 08/28/52)	110	100,173
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	394	311,246
3.10%, 06/01/51 (Call 12/01/50)	205	131,645
3.20%, 05/15/27 (Call 02/15/27)	745	702,506
3.25%, 05/15/29 (Call 02/15/29)	40	36,494
3.95%, 04/01/30 (Call 01/01/30)	455	422,776
4.40%, 03/01/44 (Call 09/01/43)	404	339,229
5.50%, 03/15/40	245	231,979
Ohio Edison Co., 6.88%, 07/15/36	150	162,521
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	260	197,087
4.15%, 04/01/48 (Call 10/01/47)	185	143,582
5.00%, 06/01/33 (Call 03/01/33)	30	29,033
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	345	269,546
Series R, 2.90%, 10/01/51 (Call 04/01/51)	405	251,152
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	370	220,366
3.10%, 09/15/49 (Call 03/15/49)	145	96,405
3.75%, 04/01/45 (Call 10/01/44)	159	122,784
3.80%, 09/30/47 (Call 03/30/47)	78	58,398
3.80%, 06/01/49 (Call 12/01/48)	125	94,013
4.10%, 11/15/48 (Call 05/15/48)	160	126,647
4.55%, 12/01/41 (Call 06/01/41)	40	34,903
4.60%, 06/01/52 (Call 12/01/51)	75	64,278
5.25%, 09/30/40	100	96,045
5.30%, 06/01/42 (Call 12/01/41)	95	93,957
5.65%, 11/15/33 (Call 08/15/33)(d)	35	35,974
7.00%, 05/01/32	76	84,044
7.25%, 01/15/33	77	86,481
7.50%, 09/01/38	35	40,891
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	260	163,802
3.95%, 12/01/47 (Call 06/01/47)	125	84,883
4.20%, 06/01/41 (Call 12/01/40)	95	70,220
4.25%, 03/15/46 (Call 09/15/45)	40	28,381
4.30%, 03/15/45 (Call 09/15/44)	125	90,004
4.45%, 04/15/42 (Call 10/15/41)	95	71,587
4.50%, 07/01/40 (Call 01/01/40)	185	146,695
4.55%, 07/01/30 (Call 01/01/30)	105	96,520
4.60%, 06/15/43 (Call 12/15/42)	40	30,037
4.95%, 07/01/50 (Call 01/01/50)	690	549,773
5.25%, 03/01/52 (Call 09/01/51)	240	198,127
5.90%, 06/15/32 (Call 03/15/32)	230	224,669
6.70%, 04/01/53 (Call 10/01/52)	85	85,873
6.75%, 01/15/53 (Call 07/15/52)	325	328,822
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	124	76,928
2.85%, 09/15/51 (Call 03/15/51)	25	15,430
3.00%, 09/15/49 (Call 03/15/49)	110	71,521
3.70%, 09/15/47 (Call 03/15/47)	431	324,304
3.90%, 03/01/48 (Call 09/01/47)	194	152,212
Security	Par (000)	Value

Electric (continued)
4.15%, 10/01/44 (Call 04/01/44)	$282	$228,378
4.38%, 08/15/52 (Call 02/15/52)	100	83,454
4.60%, 05/15/52 (Call 11/15/51)	100	85,971
4.90%, 06/15/33 (Call 03/15/33)	120	117,643
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	290	238,589
6.50%, 11/15/37	35	37,868
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	185	121,740
3.95%, 06/01/47 (Call 12/01/46)	59	46,170
4.15%, 10/01/45 (Call 04/01/45)	15	12,146
4.15%, 06/15/48 (Call 12/15/47)	200	161,711
5.00%, 05/15/33 (Call 02/15/33)	125	122,498
5.25%, 05/15/53 (Call 11/15/52)	785	749,256
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	480	352,006
5.15%, 01/15/53 (Call 07/15/52)	275	257,623
5.35%, 10/01/33 (Call 07/01/33)	50	50,288
Series V, 2.20%, 06/15/31 (Call 03/15/31)	160	130,273
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	420	359,273
2.70%, 05/01/50 (Call 11/01/49)	72	44,434
3.15%, 01/01/50 (Call 07/01/49)	180	122,229
3.20%, 05/15/29 (Call 02/15/29)	275	250,741
3.20%, 08/01/49 (Call 02/01/49)	255	173,695
3.60%, 12/01/47 (Call 06/01/47)	255	189,597
3.65%, 09/01/28 (Call 06/01/28)	325	306,330
3.65%, 09/01/42 (Call 03/01/42)	90	70,331
3.70%, 05/01/28 (Call 02/01/28)	362	344,092
3.80%, 01/01/43 (Call 07/01/42)	65	51,498
3.80%, 03/01/46 (Call 09/01/45)	390	301,074
3.85%, 05/01/49 (Call 11/01/48)	175	135,316
3.95%, 05/01/42 (Call 11/01/41)	25	20,274
4.05%, 05/01/48 (Call 11/01/47)	75	59,960
4.65%, 03/15/33 (Call 12/15/32)	70	67,294
4.90%, 12/15/32 (Call 09/15/32)	100	97,951
5.13%, 03/15/53 (Call 09/15/52)	420	401,197
5.50%, 03/01/40	70	68,449
5.80%, 05/01/37	175	176,739
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,562	1,230,041
2.45%, 11/15/31 (Call 08/15/31)	1,020	823,538
6.13%, 10/15/33 (Call 07/15/33)	250	258,584
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	200	158,887
4.50%, 08/15/40	72	62,254
4.95%, 08/15/28 (Call 07/15/28)	200	199,396
6.00%, 06/01/39	55	56,051
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	159	117,452
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	279	214,281
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	127	84,741
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	645	516,452
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	60	38,099
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	312	290,586
3.40%, 02/01/28 (Call 10/01/27)	303	281,271
3.80%, 02/01/38 (Call 08/01/37)	364	295,512
4.00%, 02/01/48 (Call 08/01/47)	369	281,426
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	350	285,883
5.50%, 08/01/33 (Call 05/01/33)	100	99,226

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 10/15/39	$169	$168,118
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	165	136,728
2.85%, 08/01/29 (Call 05/01/29)	167	147,300
3.65%, 02/01/50 (Call 08/01/49)	298	211,396
4.00%, 04/01/47 (Call 10/01/46)	252	192,443
4.05%, 03/15/42 (Call 09/15/41)	149	116,470
4.50%, 09/01/40 (Call 03/01/40)	30	25,101
4.65%, 10/01/43 (Call 04/01/43)	121	102,780
4.90%, 06/01/26 (Call 05/01/26)	65	64,494
5.50%, 03/15/40	59	55,881
5.63%, 02/01/36	137	133,183
5.88%, 12/01/53 (Call 06/01/53)	100	99,380
6.00%, 01/15/34	225	233,882
6.05%, 03/15/39	111	111,264
6.65%, 04/01/29	180	188,025
Series 04-G, 5.75%, 04/01/35	55	55,102
Series 05-E, 5.35%, 07/15/35	75	73,870
Series 06-E, 5.55%, 01/15/37	15	14,282
Series 08-A, 5.95%, 02/01/38	82	81,498
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	130	98,723
Series A, 4.20%, 03/01/29 (Call 12/01/28)	202	191,585
Series B, 4.88%, 03/01/49 (Call 09/01/48)	129	110,337
Series C, 3.60%, 02/01/45 (Call 08/01/44)	294	208,734
Series C, 4.13%, 03/01/48 (Call 09/01/47)	291	227,042
Toledo Edison Co. (The), 6.15%, 05/15/37	10	10,228
		71,848,911
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	225	180,096
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	104	64,821
2.80%, 12/21/51 (Call 06/21/51)	15	9,479
5.25%, 11/15/39	50	48,436
		302,832
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	665	601,041
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	215	199,998
5.41%, 07/01/32 (Call 04/01/32)	245	239,009
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	81	78,465
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	170	137,515
4.63%, 04/15/26 (Call 01/15/26)	687	668,600
5.50%, 06/01/32 (Call 03/01/32)	85	80,536
6.25%, 03/15/28 (Call 02/15/28)	80	81,372
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	350	343,559
4.88%, 06/15/29 (Call 03/15/29)	805	765,310
4.88%, 05/12/30 (Call 02/12/30)	595	564,130
6.00%, 01/15/28 (Call 12/15/27)	100	101,374
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	433	410,167
4.30%, 06/15/46 (Call 12/15/45)	60	47,717
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	595	498,377
2.50%, 11/01/26 (Call 08/01/26)	846	798,088
2.70%, 08/15/29 (Call 05/15/29)	435	389,160
3.81%, 11/21/47 (Call 05/21/47)	227	180,770
4.25%, 01/15/29 (Call 12/15/28)	80	77,963
Security	Par (000)	Value

Electronics (continued)
4.50%, 01/15/34 (Call 10/15/33)	$80	$76,782
4.95%, 02/15/28 (Call 01/15/28)	95	96,085
5.00%, 02/15/33 (Call 11/15/32)	100	100,382
5.38%, 03/01/41	45	45,248
5.70%, 03/15/36	215	224,045
5.70%, 03/15/37	107	111,470
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	96	89,227
3.35%, 03/01/26 (Call 12/01/25)	125	119,799
3.50%, 02/15/28 (Call 11/15/27)	65	61,014
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	127	118,857
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	783	679,924
4.60%, 04/06/27 (Call 01/06/27)	823	798,960
Legrand France SA, 8.50%, 02/15/25	480	499,617
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	516	509,383
4.90%, 06/15/28 (Call 03/15/28)	599	585,127
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	305	285,971
3.70%, 02/15/26 (Call 11/15/25)	125	121,109
4.50%, 02/13/26	50	49,306
7.13%, 10/01/37	130	146,301
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	345	294,556
2.95%, 04/01/31 (Call 01/01/31)	100	79,663
		11,355,977
Entertainment — 0.1%
Warnermedia Holdings Inc.
4.28%, 03/15/32 (Call 12/15/31)	165	145,625
5.05%, 03/15/42 (Call 09/15/41)	545	450,179
5.14%, 03/15/52 (Call 09/15/51)	890	711,281
5.39%, 03/15/62 (Call 09/15/61)	220	175,184
		1,482,269
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	50,713
5.70%, 05/15/41 (Call 11/15/40)	5	5,043
6.20%, 03/01/40	38	40,083
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	20	12,932
3.05%, 04/01/50 (Call 10/01/49)	67	44,558
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	4,160
4.15%, 07/15/49 (Call 01/15/49)	72	60,029
4.63%, 02/15/30 (Call 12/15/29)	100	98,060
4.63%, 02/15/33 (Call 11/15/32)	100	96,724
4.88%, 02/15/34 (Call 11/15/33)	100	98,117
		510,419
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	25	25,201

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	135	145,956
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	428	359,511
3.13%, 04/24/50 (Call 10/24/49)	61	38,891
3.30%, 03/19/25 (Call 12/19/24)	345	334,583
3.95%, 03/15/25 (Call 01/15/25)	760	743,666

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.15%, 03/15/28 (Call 12/15/27)	$583	$560,389
4.80%, 03/15/48 (Call 09/15/47)	291	245,965
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	417	409,079
4.85%, 11/01/28 (Call 08/01/28)	389	378,543
5.30%, 10/01/26	100	99,678
5.30%, 11/01/38 (Call 05/01/38)	205	186,657
5.40%, 11/01/48 (Call 05/01/48)	201	179,645
7.00%, 10/01/28	55	58,367
8.25%, 09/15/30	345	393,038
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	715	574,548
2.88%, 04/15/30 (Call 01/15/30)	456	396,862
3.00%, 02/01/51 (Call 08/01/50)	105	67,404
3.20%, 02/10/27 (Call 11/10/26)	388	366,220
4.00%, 04/17/25 (Call 02/17/25)	1,063	1,042,809
4.15%, 02/15/43 (Call 08/15/42)	150	121,399
4.20%, 04/17/28 (Call 01/17/28)	793	767,452
4.70%, 04/17/48 (Call 10/17/47)	70	60,978
4.95%, 03/29/33 (Call 12/29/32)(b)	150	145,553
5.24%, 11/18/25 (Call 05/18/24)	105	104,772
5.40%, 06/15/40	155	146,530
5.50%, 10/17/28 (Call 09/17/28)	275	279,533
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	35	24,165
3.38%, 08/15/46 (Call 02/15/46)	100	72,621
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	50	33,271
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	160	137,527
3.20%, 10/01/26 (Call 07/01/26)	500	473,971
3.90%, 06/01/50 (Call 12/01/49)	184	125,946
J M Smucker Co. (The), 6.50%, 11/15/43 (Call 05/15/43)	30	31,310
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	78	52,944
4.25%, 03/15/35	272	239,612
4.38%, 03/15/45	40	32,226
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	825	675,241
3.25%, 04/01/26	1,427	1,365,339
3.40%, 11/15/27 (Call 08/15/27)	768	718,476
4.30%, 05/15/28 (Call 02/15/28)	609	587,794
4.50%, 04/01/46	319	264,824
5.25%, 03/01/33 (Call 12/01/32)	290	282,217
Series B, 7.45%, 04/01/31	804	885,419
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	166	161,950
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	185	150,889
4.88%, 10/01/49 (Call 04/01/49)	285	250,202
5.20%, 07/15/45 (Call 01/15/45)	410	375,031
5.50%, 06/01/50 (Call 12/01/49)	340	326,642
6.50%, 02/09/40	110	116,550
6.88%, 01/26/39	225	246,310
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	509	474,391
3.50%, 02/01/26 (Call 11/01/25)	415	399,667
3.70%, 08/01/27 (Call 05/01/27)	299	284,070
3.88%, 10/15/46 (Call 04/15/46)	118	86,270
3.95%, 01/15/50 (Call 07/15/49)	80	60,509
4.45%, 02/01/47 (Call 08/01/46)	205	167,985
Security	Par (000)	Value

Food (continued)
4.50%, 01/15/29 (Call 10/15/28)	$345	$334,887
4.65%, 01/15/48 (Call 07/15/47)	125	104,418
5.00%, 04/15/42 (Call 10/15/41)	70	61,127
5.15%, 08/01/43 (Call 02/01/43)	180	160,435
5.40%, 07/15/40 (Call 01/15/40)	62	57,177
5.40%, 01/15/49 (Call 07/15/48)	153	143,259
6.90%, 04/15/38	57	61,728
7.50%, 04/01/31	200	223,965
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	255	202,079
3.40%, 08/15/27 (Call 05/15/27)	475	447,540
4.20%, 08/15/47 (Call 02/15/47)(b)	229	182,815
4.95%, 04/15/33 (Call 01/15/33)	50	47,931
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	85	52,025
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	125	106,066
3.25%, 07/15/27 (Call 04/15/27)	59	55,058
3.30%, 07/15/26 (Call 04/15/26)	180	171,266
3.30%, 02/15/50 (Call 08/15/49)	68	46,029
4.45%, 03/15/48 (Call 09/15/47)	112	91,495
4.50%, 04/01/46 (Call 10/01/45)	99	81,273
4.85%, 10/01/45 (Call 04/01/45)	40	34,410
5.38%, 09/21/35	57	56,071
5.95%, 04/01/30 (Call 01/01/30)	155	160,468
6.60%, 04/01/40 (Call 10/01/39)	80	85,312
6.60%, 04/01/50 (Call 10/01/49)	140	153,392
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	35	27,374
5.10%, 09/28/48 (Call 03/28/48)	194	163,697
5.15%, 08/15/44 (Call 02/15/44)	147	126,388
		20,749,082
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	127	115,978
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	155	126,423
4.40%, 08/15/47 (Call 02/15/47)	251	201,850
4.80%, 06/15/44 (Call 12/15/43)	306	262,541
5.00%, 09/15/35 (Call 03/15/35)	235	226,307
5.15%, 05/15/46 (Call 11/15/45)	25	22,281
6.00%, 11/15/41 (Call 05/15/41)	205	205,440
7.30%, 11/15/39	10	11,153
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	200	187,334
6.00%, 01/15/29 (Call 10/15/28)	85	84,094
		1,443,401
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	110	68,962
3.38%, 09/15/49 (Call 03/15/49)	167	115,945
4.13%, 10/15/44 (Call 04/15/44)	134	112,409
4.13%, 03/15/49 (Call 09/15/48)	110	87,652
4.15%, 01/15/43 (Call 07/15/42)	20	16,740
4.30%, 10/01/48 (Call 04/01/48)	115	94,171
5.50%, 06/15/41 (Call 12/15/40)	15	14,633
5.75%, 10/15/52 (Call 04/15/52)	20	20,381
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	147	117,652
3.95%, 09/15/27 (Call 06/15/27)	50	46,450

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.75%, 09/01/28 (Call 06/01/28)	$145	$137,969
5.50%, 10/01/26	60	59,599
ONE Gas Inc.
4.25%, 09/01/32 (Call 06/01/32)(b)	150	139,124
4.50%, 11/01/48 (Call 05/01/48)	230	187,516
4.66%, 02/01/44 (Call 08/01/43)	90	76,051
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	280	180,572
5.05%, 05/15/52 (Call 11/15/51)	262	228,123
5.40%, 06/15/33 (Call 03/15/33)	80	79,005
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	160	120,455
5.13%, 11/15/40(b)	70	64,633
5.20%, 06/01/33 (Call 03/01/33)	100	98,507
5.75%, 06/01/53 (Call 12/01/52)	100	98,336
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	120,212
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	130	103,586
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	252	187,184
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	60,623
3.80%, 09/29/46 (Call 03/29/46)	140	98,051
4.15%, 06/01/49 (Call 12/01/48)	201	147,487
5.45%, 03/23/28 (Call 02/23/28)	35	35,000
5.80%, 12/01/27 (Call 11/01/27)	100	101,508
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	149	102,269
Series K, 3.80%, 09/15/46 (Call 03/15/46)	120	84,594
		3,205,399
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	21	20,081
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(d)	130	128,372
6.40%, 04/15/33 (Call 01/15/33)(d)	40	39,390
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	72	49,589
3.25%, 03/01/27 (Call 12/01/26)	45	42,812
4.10%, 03/01/48 (Call 09/01/47)	57	46,416
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	427	346,032
4.25%, 11/15/28 (Call 08/15/28)	175	166,238
4.85%, 11/15/48 (Call 05/15/48)	50	42,000
		880,930
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	10	9,780
4.75%, 04/15/43 (Call 10/15/42)	167	160,125
4.90%, 11/30/46 (Call 05/30/46)	405	390,383
5.30%, 05/27/40	25	25,316
6.00%, 04/01/39	190	206,901
6.15%, 11/30/37	205	225,497
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	452	394,575
3.05%, 09/22/26 (Call 06/22/26)	320	301,271
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(b)	115	92,176
3.13%, 12/01/51 (Call 06/01/51)	272	171,231
3.50%, 08/15/46 (Call 02/15/46)	353	234,432
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	116	103,638
Security	Par (000)	Value

Health Care - Products (continued)
4.70%, 03/01/49 (Call 09/01/48)	$74	$65,614
6.50%, 11/15/35	2	2,167
7.38%, 01/15/40	115	131,510
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	395	243,391
2.80%, 12/10/51 (Call 06/10/51)	560	355,410
4.38%, 09/15/45 (Call 03/15/45)	126	109,154
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	325	278,652
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	220	170,167
3.40%, 11/15/49 (Call 05/15/49)	477	344,917
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	999	957,759
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	75	69,537
3.63%, 03/15/32 (Call 12/15/31)	317	273,250
Medtronic Inc., 4.63%, 03/15/45	203	184,652
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	70	54,827
3.30%, 09/15/29 (Call 06/15/29)	238	209,555
3.63%, 03/15/51 (Call 09/15/50)	105	70,119
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	135	107,022
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	355	294,466
3.75%, 03/15/51 (Call 09/15/50)	410	294,965
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(b)	145	94,671
4.10%, 04/01/43 (Call 10/01/42)	5	4,082
4.38%, 05/15/44 (Call 11/15/43)	114	96,446
4.63%, 03/15/46 (Call 09/15/45)	114	101,585
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	73	60,674
4.98%, 08/10/30 (Call 06/10/30)	65	64,959
5.09%, 08/10/33 (Call 05/10/33)	80	79,859
5.30%, 02/01/44 (Call 08/01/43)	178	173,994
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	535	435,492
4.45%, 08/15/45 (Call 02/15/45)	139	112,950
5.35%, 12/01/28 (Call 11/01/28)	125	125,285
5.75%, 11/30/39	75	72,645
		7,955,101
Health Care - Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	310	226,337
4.13%, 11/15/42 (Call 05/15/42)	185	144,304
4.50%, 05/15/42 (Call 11/15/41)	95	78,356
4.75%, 03/15/44 (Call 09/15/43)	184	154,736
6.63%, 06/15/36	181	194,751
6.75%, 12/15/37	149	159,512
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	220	201,516
4.55%, 05/15/52 (Call 11/15/51)	160	135,375
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	440	351,277
2.63%, 08/01/31 (Call 05/01/31)	635	504,337
3.00%, 10/15/30 (Call 07/15/30)	95	79,048
3.38%, 02/15/30 (Call 02/15/25)	835	721,521
4.63%, 12/15/29 (Call 12/15/24)	25	23,221

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	$160	$133,424
2.88%, 09/15/29 (Call 06/15/29)	141	125,320
3.13%, 05/15/50 (Call 11/15/49)	293	194,862
3.60%, 03/15/51 (Call 09/15/50)	195	141,064
3.65%, 12/01/27 (Call 09/01/27)	85	80,827
3.70%, 09/15/49 (Call 03/15/49)	195	143,264
4.10%, 03/01/28 (Call 12/01/27)	130	125,399
4.38%, 12/01/47 (Call 06/01/47)	226	188,605
4.55%, 03/01/48 (Call 09/01/47)	327	278,574
4.63%, 05/15/42	187	163,617
4.65%, 01/15/43	245	214,169
4.65%, 08/15/44 (Call 02/15/44)	87	75,536
4.75%, 02/15/33 (Call 11/15/32)	200	192,585
5.10%, 01/15/44	156	142,243
5.13%, 02/15/53 (Call 08/15/52)	225	208,822
5.35%, 10/15/25 (Call 09/15/25)	40	39,964
5.50%, 10/15/32 (Call 07/15/32)	350	353,402
5.85%, 01/15/36	60	60,924
5.95%, 12/15/34	55	56,486
6.10%, 10/15/52 (Call 04/15/52)	55	58,210
6.38%, 06/15/37	49	51,854
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	11,938
3.50%, 09/01/30 (Call 03/01/30)	370	325,463
3.50%, 07/15/51 (Call 01/15/51)	289	188,692
4.13%, 06/15/29 (Call 03/15/29)	198	183,591
4.50%, 02/15/27 (Call 08/15/26)	604	585,622
4.63%, 03/15/52 (Call 09/15/51)	222	175,488
5.13%, 06/15/39 (Call 12/15/38)	194	174,006
5.20%, 06/01/28 (Call 05/01/28)	100	98,579
5.25%, 04/15/25	525	520,909
5.25%, 06/15/26 (Call 12/15/25)	631	625,522
5.25%, 06/15/49 (Call 12/15/48)	444	385,636
5.50%, 06/01/33 (Call 03/01/33)	225	221,112
5.50%, 06/15/47 (Call 12/15/46)	429	385,678
5.88%, 02/01/29 (Call 08/01/28)	325	327,958
5.90%, 06/01/53 (Call 12/01/52)	130	123,727
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	70	63,165
3.95%, 08/15/49 (Call 02/15/49)	111	84,423
4.63%, 12/01/42 (Call 06/01/42)	222	190,386
4.80%, 03/15/47 (Call 09/14/46)	220	189,629
4.88%, 04/01/30 (Call 01/01/30)	194	189,361
4.95%, 10/01/44 (Call 04/01/44)	270	239,572
5.75%, 03/01/28 (Call 02/01/28)	60	61,218
5.75%, 12/01/28 (Call 11/01/28)	25	25,506
5.88%, 03/01/33 (Call 12/01/32)	100	102,461
5.95%, 03/15/34 (Call 12/15/33)	25	25,737
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	260	215,143
2.95%, 12/01/29 (Call 09/01/29)	537	469,035
4.70%, 02/01/45 (Call 08/01/44)	279	239,227
Providence St Joseph Health Obligated Group,
Series A, 3.93%, 10/01/48 (Call 04/01/48)	80	59,134
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	555	466,040
2.95%, 06/30/30 (Call 03/30/30)	466	400,744
3.45%, 06/01/26 (Call 03/01/26)	935	895,378
3.50%, 03/30/25 (Call 12/30/24)	569	554,124
4.20%, 06/30/29 (Call 03/30/29)	296	282,004
Security	Par (000)	Value

Health Care - Services (continued)
4.70%, 03/30/45 (Call 09/30/44)(b)	$250	$213,885
6.40%, 11/30/33 (Call 08/30/33)	50	52,982
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	40	28,614
2.88%, 08/15/29	30	27,060
2.90%, 05/15/50 (Call 11/15/49)	110	71,597
2.95%, 10/15/27	35	32,655
3.13%, 05/15/60 (Call 11/15/59)	172	111,350
3.25%, 05/15/51 (Call 11/15/50)	225	157,622
3.50%, 08/15/39 (Call 02/15/39)	60	48,174
3.70%, 08/15/49 (Call 02/15/49)	176	133,262
3.75%, 10/15/47 (Call 04/15/47)	180	139,503
3.85%, 06/15/28	175	168,000
3.88%, 12/15/28	100	95,733
3.88%, 08/15/59 (Call 02/15/59)	213	159,648
3.95%, 10/15/42 (Call 04/15/42)	190	155,173
4.00%, 05/15/29 (Call 03/15/29)	15	14,378
4.20%, 05/15/32 (Call 02/15/32)	210	197,912
4.20%, 01/15/47 (Call 07/15/46)	189	156,609
4.25%, 01/15/29 (Call 12/15/28)	300	292,372
4.25%, 03/15/43 (Call 09/15/42)	90	77,481
4.25%, 04/15/47 (Call 10/15/46)	192	159,102
4.25%, 06/15/48 (Call 12/15/47)	210	175,019
4.38%, 03/15/42 (Call 09/15/41)	130	112,090
4.45%, 12/15/48 (Call 06/15/48)	229	197,617
4.50%, 04/15/33 (Call 01/15/33)	420	402,816
4.63%, 07/15/35	236	226,809
4.63%, 11/15/41 (Call 05/15/41)	116	104,689
4.75%, 07/15/45	347	316,980
4.75%, 05/15/52 (Call 11/15/51)	340	305,991
4.95%, 05/15/62 (Call 11/15/61)	180	163,859
5.05%, 04/15/53 (Call 10/15/52)	265	251,250
5.20%, 04/15/63 (Call 10/15/62)	215	205,516
5.25%, 02/15/28 (Call 01/15/28)	30	30,609
5.35%, 02/15/33 (Call 11/15/32)	310	316,460
5.70%, 10/15/40 (Call 04/15/40)	169	172,943
5.80%, 03/15/36	170	178,508
5.88%, 02/15/53 (Call 08/15/52)	215	228,593
5.95%, 02/15/41 (Call 08/15/40)	105	109,238
6.05%, 02/15/63 (Call 08/15/62)	175	189,193
6.50%, 06/15/37	269	299,793
6.63%, 11/15/37	200	225,074
6.88%, 02/15/38	270	313,973
		22,109,782
Holding Companies - Diversified — 0.0%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	100	94,496

Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	3,864
3.97%, 08/06/61 (Call 02/06/61)	110	65,067
6.00%, 01/15/43 (Call 10/15/42)	150	131,474
PulteGroup Inc., 6.00%, 02/15/35	30	29,929
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	25	23,779
		254,113
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	212	195,973
3.50%, 11/15/51 (Call 05/15/51)	100	65,645

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.40%, 03/15/29 (Call 12/15/28)	$255	$238,813
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	122	95,877
4.60%, 05/15/50 (Call 11/15/49)(b)	78	60,930
		657,238
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	250	196,347
5.75%, 03/15/33 (Call 12/15/32)	225	227,853
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	35	27,238
5.00%, 06/15/52 (Call 12/15/51)	85	79,006
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	470	381,033
3.10%, 10/01/27 (Call 07/01/27)	876	812,557
3.90%, 05/15/28 (Call 02/15/28)	349	331,571
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	81,257
2.75%, 02/15/26	259	247,578
2.88%, 02/07/50 (Call 08/07/49)	185	121,942
3.05%, 08/15/25	170	164,273
3.10%, 03/26/30 (Call 12/26/29)	603	542,759
3.20%, 04/25/29 (Call 01/25/29)	325	300,026
3.20%, 07/30/46 (Call 01/30/46)	225	159,987
3.90%, 05/04/47 (Call 11/04/46)	205	161,539
3.95%, 11/01/28 (Call 08/01/28)	225	217,226
4.50%, 02/16/33 (Call 11/16/32)	130	125,662
5.30%, 03/01/41	130	127,478
6.63%, 08/01/37	255	289,279
		4,594,611
Insurance — 0.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	62	71,679
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	330	306,842
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	119	109,422
4.00%, 10/15/46 (Call 04/15/46)	25	19,064
4.75%, 01/15/49 (Call 07/15/48)	57	50,032
Allstate Corp. (The)
5.35%, 06/01/33	38	37,527
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)	20	18,412
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	29,127
5.25%, 04/02/30 (Call 01/02/30)	65	63,239
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	35	30,076
4.20%, 04/01/28 (Call 01/01/28)	80	76,294
4.50%, 07/16/44 (Call 01/16/44)	250	209,014
4.75%, 04/01/48 (Call 10/01/47)	286	248,200
4.80%, 07/10/45 (Call 01/10/45)	230	198,712
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	95	89,076
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	20	18,674
4.50%, 12/15/28 (Call 09/15/28)	59	57,061
6.25%, 09/30/40	50	51,499
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	92	79,490
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	106	92,098
Security	Par (000)	Value

Insurance (continued)
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	$95	$67,198
7.35%, 05/01/34	52	57,853
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	53,331
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	30	18,041
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	109	94,993
4.90%, 03/27/28 (Call 12/27/27)	104	100,933
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	5	4,676
6.15%, 04/03/30 (Call 01/03/30)	81	82,172
AXA SA, 8.60%, 12/15/30	860	1,014,914
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	70	64,038
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	50	40,798
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	120	93,854
4.20%, 08/15/48 (Call 02/15/48)	257	219,837
4.25%, 01/15/49 (Call 07/15/48)	274	236,449
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	43	31,239
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,442
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	10	6,490
4.35%, 11/03/45 (Call 05/03/45)	100	86,858
6.70%, 05/15/36	50	55,538
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	181	173,517
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	70	57,541
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	16	15,165
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	460	437,077
5.00%, 04/20/48 (Call 10/20/47)	412	360,514
7.00%, 04/01/28	70	73,638
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	50	31,479
4.87%, 06/01/44	35	29,936
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	190	165,299
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	154	109,396
4.30%, 04/15/43	75	59,942
4.40%, 03/15/48 (Call 09/15/47)	76	61,978
5.95%, 10/15/36	63	64,168
6.10%, 10/01/41	152	153,338
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	5	3,977
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	41,869
4.35%, 03/01/48 (Call 09/01/47)	124	89,711
6.30%, 10/09/37	52	52,133
7.00%, 06/15/40	165	171,486
Loews Corp., 6.00%, 02/01/35	30	31,057
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	315	287,924

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.15%, 03/04/26	$566	$553,600
5.38%, 03/04/46	225	215,917
Markel Group Inc.
4.15%, 09/17/50 (Call 03/17/50)	75	55,902
5.00%, 05/20/49 (Call 11/20/48)	70	59,813
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	170	166,054
3.75%, 03/14/26 (Call 12/14/25)	199	193,409
4.20%, 03/01/48 (Call 09/01/47)	160	129,975
4.35%, 01/30/47 (Call 07/30/46)	217	181,986
4.38%, 03/15/29 (Call 12/15/28)	337	328,080
4.75%, 03/15/39 (Call 09/15/38)	130	119,798
4.90%, 03/15/49 (Call 09/15/48)	462	419,702
5.45%, 03/15/53 (Call 09/15/52)	35	34,173
5.88%, 08/01/33	70	73,299
MetLife Inc.
4.05%, 03/01/45	213	172,260
4.13%, 08/13/42	170	139,677
4.55%, 03/23/30 (Call 12/23/29)	241	235,405
4.60%, 05/13/46 (Call 11/13/45)	55	48,081
4.72%, 12/15/44	137	119,236
4.88%, 11/13/43	82	74,389
5.38%, 07/15/33 (Call 04/15/33)	25	24,911
5.70%, 06/15/35	100	102,289
5.88%, 02/06/41	15	15,357
6.38%, 06/15/34	105	112,991
6.40%, 12/15/66 (Call 12/15/31)	257	253,261
6.50%, 12/15/32	80	87,059
10.75%, 08/01/69 (Call 08/01/34)	55	71,783
Munich Re America Corp., Series B, 7.45%, 12/15/26	75	79,806
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	18	16,906
3.70%, 05/15/29 (Call 02/15/29)	97	89,231
4.30%, 11/15/46 (Call 05/15/46)	84	65,702
4.35%, 05/15/43(b)	106	86,486
4.63%, 09/15/42	54	45,444
6.05%, 10/15/36	64	65,785
Progressive Corp. (The)
2.45%, 01/15/27	96	88,904
3.20%, 03/26/30 (Call 12/26/29)	225	200,176
3.70%, 01/26/45	39	29,463
3.95%, 03/26/50 (Call 09/26/49)	70	54,635
4.00%, 03/01/29 (Call 12/01/28)	69	66,222
4.13%, 04/15/47 (Call 10/15/46)	91	74,354
4.20%, 03/15/48 (Call 09/15/47)	203	167,136
4.35%, 04/25/44	110	91,259
4.95%, 06/15/33 (Call 03/15/33)	80	78,619
6.25%, 12/01/32	80	85,315
6.63%, 03/01/29	94	100,892
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	194	178,487
2.10%, 03/10/30 (Call 12/10/29)	50	42,107
3.00%, 03/10/40 (Call 09/10/39)	30	21,877
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	60	49,512
3.70%, 03/13/51 (Call 09/13/50)	365	268,038
3.88%, 03/27/28 (Call 12/27/27)	44	42,053
3.91%, 12/07/47 (Call 06/07/47)	204	155,540
3.94%, 12/07/49 (Call 06/07/49)	265	200,850
4.35%, 02/25/50 (Call 08/25/49)	300	243,702
Security	Par (000)	Value

Insurance (continued)
4.42%, 03/27/48 (Call 09/27/47)	$148	$121,490
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)	235	211,594
4.60%, 05/15/44	262	225,599
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	135	119,842
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	323	312,210
5.70%, 12/14/36	510	527,991
5.75%, 07/15/33	115	119,995
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	55	52,047
6.63%, 12/01/37	45	49,363
6.63%, 06/21/40	187	200,826
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)	40	39,776
Prudential Funding Asia PLC
3.13%, 04/14/30	100	86,942
3.63%, 03/24/32 (Call 12/24/31)	225	194,893
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	40	35,885
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	7,454
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,135
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	105	63,716
3.75%, 05/15/46 (Call 11/15/45)	143	109,476
4.00%, 05/30/47 (Call 11/30/46)	227	182,421
4.05%, 03/07/48 (Call 09/07/47)	80	64,632
4.10%, 03/04/49 (Call 09/04/48)	170	137,218
4.30%, 08/25/45 (Call 02/25/45)	165	137,515
4.60%, 08/01/43	87	77,542
5.35%, 11/01/40	190	187,825
6.25%, 06/15/37	242	261,600
6.75%, 06/20/36	149	166,930
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)	80	79,637
Travelers Property Casualty Corp., 6.38%, 03/15/33	170	186,566
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	25,440
5.75%, 08/15/42	100	90,132
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	103	74,949
4.50%, 09/15/28 (Call 06/15/28)	84	80,507
5.05%, 09/15/48 (Call 03/15/48)	153	131,056
5.35%, 05/15/33 (Call 02/15/33)	80	78,166
XLIT Ltd., 5.25%, 12/15/43	504	458,152
		18,253,767
Internet — 0.1%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	195	112,404
4.00%, 12/06/37 (Call 06/06/37)	200	163,623
4.20%, 12/06/47 (Call 06/06/47)	130	97,971
4.40%, 12/06/57 (Call 06/06/57)	160	119,330
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)	124	72,259
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	290	181,333
2.70%, 06/03/60 (Call 12/03/59)	319	194,568
3.10%, 05/12/51 (Call 11/12/50)	385	269,891
3.25%, 05/12/61 (Call 11/12/60)	255	175,103

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.88%, 08/22/37 (Call 02/22/37)	$20	$17,836
3.95%, 04/13/52 (Call 10/13/51)	165	135,048
4.05%, 08/22/47 (Call 02/22/47)	397	337,381
4.10%, 04/13/62 (Call 10/13/61)	345	281,934
4.25%, 08/22/57 (Call 02/22/57)	381	326,318
4.70%, 12/01/32 (Call 09/01/32)	200	199,141
4.95%, 12/05/44 (Call 06/05/44)	224	219,922
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	94	89,345
3.60%, 06/01/26 (Call 03/01/26)	117	113,078
4.63%, 04/13/30 (Call 01/13/30)	130	126,902
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	236	225,276
3.60%, 06/05/27 (Call 03/05/27)	224	213,627
3.65%, 05/10/51 (Call 11/10/50)	205	144,345
4.00%, 07/15/42 (Call 01/15/42)	232	180,923
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	145,242
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	5	4,258
4.65%, 08/15/62 (Call 02/15/62)	15	12,908
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	125	102,571
		4,262,537
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	350	212,293
4.40%, 05/01/48 (Call 11/01/47)	120	100,432
5.20%, 08/01/43 (Call 02/01/43)	142	134,210
6.40%, 12/01/37	115	123,467
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	390	377,946
3.25%, 10/15/50 (Call 04/15/50)	60	38,223
3.45%, 04/15/30 (Call 01/15/30)	330	293,139
		1,279,710
Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	375	360,221
4.63%, 07/28/45 (Call 01/28/45)(b)	230	172,928
		533,149
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	100	85,352
3.70%, 01/15/31 (Call 10/15/30)	122	101,092
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	155	150,376
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	155	147,676
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	170	144,475
Sands China Ltd., 3.10%, 03/08/29 (Call 01/08/29)	70	58,486
		687,457
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	1,260	1,215,963
Caterpillar Financial Services Corp.
2.40%, 08/09/26	350	328,328
4.35%, 05/15/26	200	197,417
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	216	192,707
3.25%, 09/19/49 (Call 03/19/49)	216	157,121
3.25%, 04/09/50 (Call 10/09/49)	172	125,924
4.30%, 05/15/44 (Call 11/15/43)	35	31,085
4.75%, 05/15/64 (Call 11/15/63)	82	72,986
Security	Par (000)	Value

Machinery (continued)
5.20%, 05/27/41	$117	$116,925
5.30%, 09/15/35	29	29,787
6.05%, 08/15/36	76	81,915
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	890	806,465
1.88%, 01/15/26 (Call 12/15/25)	495	459,290
3.95%, 05/23/25	835	814,628
4.55%, 04/10/28 (Call 03/10/28)	430	414,419
5.45%, 10/14/25	150	149,639
5.50%, 01/12/29 (Call 12/12/28)	100	99,863
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,007	951,763
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	120	107,889
3.75%, 04/15/50 (Call 10/15/49)(b)	120	97,608
5.38%, 10/16/29	65	66,971
7.13%, 03/03/31	5	5,666
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	30	28,584
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	85	72,173
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	55	45,086
John Deere Capital Corp.
1.75%, 03/09/27	174	157,465
2.25%, 09/14/26	205	191,343
2.45%, 01/09/30	102	88,531
2.65%, 06/10/26	335	317,034
2.80%, 09/08/27	158	146,755
2.80%, 07/18/29	90	80,577
3.05%, 01/06/28	149	139,024
3.35%, 04/18/29	50	46,695
3.45%, 03/07/29	170	158,739
4.05%, 09/08/25	45	44,288
4.15%, 09/15/27	50	48,901
4.35%, 09/15/32	75	71,469
4.70%, 06/10/30	100	98,805
4.75%, 06/08/26	120	119,654
4.75%, 01/20/28	50	49,789
4.80%, 01/09/26	50	49,903
4.85%, 10/11/29	50	50,226
4.95%, 06/06/25	70	69,917
4.95%, 07/14/28	25	25,057
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	100	96,319
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	322	283,966
4.60%, 05/15/28 (Call 02/15/28)	708	685,782
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	399	374,113
4.20%, 03/01/49 (Call 09/01/48)	82	68,537
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	69	66,636
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	993	873,583
2.25%, 01/30/31 (Call 10/30/30)	1,200	980,746
3.25%, 11/01/26 (Call 08/01/26)	580	549,573
4.38%, 11/01/46 (Call 05/01/46)	160	125,369
		12,728,998
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,381	2,281,780
2.25%, 09/19/26 (Call 06/19/26)	1,346	1,242,520
2.38%, 08/26/29 (Call 05/26/29)	909	777,101

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.65%, 04/15/25 (Call 03/15/25)	$1,589	$1,530,087
2.88%, 10/15/27 (Call 07/15/27)(b)	950	879,011
3.00%, 08/07/25	1,315	1,265,160
3.05%, 04/15/30 (Call 01/15/30)	235	206,418
3.38%, 03/01/29 (Call 12/01/28)(b)	179	163,661
3.63%, 09/14/28 (Call 06/14/28)	745	697,707
3.63%, 10/15/47 (Call 04/15/47)	239	171,956
3.70%, 04/15/50 (Call 10/15/49)	15	11,129
4.00%, 09/14/48 (Call 03/14/48)	232	187,501
5.70%, 03/15/37(b)	210	217,456
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	152	128,521
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	112	105,451
3.92%, 09/15/47 (Call 02/15/47)	65	51,862
4.00%, 11/02/32	127	117,690
4.15%, 03/15/33 (Call 12/15/32)	65	60,664
4.15%, 11/02/42	85	72,600
4.35%, 05/18/28 (Call 04/18/28)	40	39,334
4.70%, 08/23/52 (Call 02/23/52)	60	54,536
General Electric Co., 4.35%, 05/01/50 (Call 11/01/49)	5	4,151
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	71	59,353
4.88%, 09/15/41 (Call 03/15/41)	40	37,905
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	265	242,171
4.00%, 06/14/49 (Call 12/14/48)	98	78,924
4.10%, 03/01/47 (Call 09/01/46)	76	60,869
4.20%, 11/21/34 (Call 05/21/34)	80	72,440
4.45%, 11/21/44 (Call 05/21/44)	93	78,568
6.25%, 05/15/38	40	41,777
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	460	431,651
5.90%, 07/15/32 (Call 04/15/32)	365	363,898
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	535	446,229
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	61,371
3.38%, 03/01/28 (Call 12/01/27)	95	87,569
3.90%, 09/17/29 (Call 06/17/29)	117	108,213
		12,437,234
Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	132	81,645
3.85%, 04/01/61 (Call 10/01/60)	325	194,064
3.90%, 06/01/52 (Call 12/01/51)	449	286,738
3.95%, 06/30/62 (Call 12/30/61)	255	153,448
4.40%, 04/01/33 (Call 01/01/33)	90	79,741
4.40%, 12/01/61 (Call 06/01/61)	230	151,256
4.80%, 03/01/50 (Call 09/01/49)	280	207,155
5.13%, 07/01/49 (Call 01/01/49)	249	192,951
5.25%, 04/01/53 (Call 10/01/52)	139	110,950
5.38%, 04/01/38 (Call 10/01/37)	110	95,037
5.38%, 05/01/47 (Call 11/01/46)	269	217,388
5.50%, 04/01/63 (Call 10/01/62)	165	130,336
5.75%, 04/01/48 (Call 10/01/47)	262	220,969
6.38%, 10/23/35 (Call 04/23/35)	260	254,814
6.48%, 10/23/45 (Call 04/23/45)	415	384,883
6.83%, 10/23/55 (Call 04/23/55)	170	161,846
Security	Par (000)	Value

Media (continued)
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	$187	$108,036
2.65%, 08/15/62 (Call 02/15/62)	144	80,513
2.80%, 01/15/51 (Call 07/15/50)	133	83,173
2.89%, 11/01/51 (Call 05/01/51)	377	237,779
2.94%, 11/01/56 (Call 05/01/56)	602	367,512
2.99%, 11/01/63 (Call 05/01/63)	859	510,635
3.40%, 07/15/46 (Call 01/15/46)	110	79,777
3.45%, 02/01/50 (Call 08/01/49)	275	196,796
3.75%, 04/01/40 (Call 10/01/39)	235	191,303
3.90%, 03/01/38 (Call 09/01/37)	276	234,589
3.97%, 11/01/47 (Call 05/01/47)	338	265,130
4.00%, 08/15/47 (Call 02/15/47)	174	136,797
4.00%, 03/01/48 (Call 09/01/47)	288	227,663
4.00%, 11/01/49 (Call 05/01/49)	286	223,904
4.05%, 11/01/52 (Call 05/01/52)	379	295,692
4.60%, 10/15/38 (Call 04/15/38)	150	136,857
4.60%, 08/15/45 (Call 02/15/45)	141	122,794
4.65%, 02/15/33 (Call 11/15/32)	275	265,766
4.65%, 07/15/42	234	206,449
4.70%, 10/15/48 (Call 04/15/48)	135	120,434
4.75%, 03/01/44	39	34,799
4.80%, 05/15/33 (Call 02/15/33)	50	48,719
4.95%, 10/15/58 (Call 04/15/58)	160	145,428
5.35%, 05/15/53 (Call 11/15/52)	100	96,624
5.50%, 05/15/64 (Call 11/15/63)	50	48,712
5.65%, 06/15/35	43	44,136
6.45%, 03/15/37	30	32,238
6.50%, 11/15/35	328	359,113
6.55%, 07/01/39	45	48,791
6.95%, 08/15/37	130	146,195
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	232	153,170
4.65%, 05/15/50 (Call 11/15/49)	278	209,464
4.88%, 04/01/43	85	66,933
5.00%, 09/20/37 (Call 03/20/37)	212	179,857
5.20%, 09/20/47 (Call 03/20/47)	247	199,948
5.30%, 05/15/49 (Call 11/15/48)	68	55,572
6.35%, 06/01/40	60	57,551
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	215	183,227
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	195	178,022
5.58%, 01/25/49 (Call 07/25/48)	399	354,973
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	230	185,326
6.63%, 01/15/40	205	203,390
NBCUniversal Media LLC
4.45%, 01/15/43	226	193,858
6.40%, 04/30/40	40	43,102
Paramount Global
3.38%, 02/15/28 (Call 12/15/27)	32	28,550
3.70%, 06/01/28 (Call 03/01/28)	80	71,680
4.20%, 06/01/29 (Call 03/01/29)	120	108,228
4.38%, 03/15/43	202	137,525
4.60%, 01/15/45 (Call 07/15/44)	101	69,040
4.85%, 07/01/42 (Call 01/01/42)	110	79,715
4.90%, 08/15/44 (Call 02/15/44)	172	123,607
4.95%, 01/15/31 (Call 11/15/30)	180	163,089
4.95%, 05/19/50 (Call 11/19/49)	245	180,269
5.25%, 04/01/44 (Call 10/01/43)	148	111,236

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 05/15/33	$62	$56,373
5.85%, 09/01/43 (Call 03/01/43)	270	220,352
5.90%, 10/15/40 (Call 04/15/40)	77	63,956
6.88%, 04/30/36	162	154,757
7.88%, 07/30/30	65	68,699
Thomson Reuters Corp.
5.50%, 08/15/35	70	68,494
5.85%, 04/15/40	85	82,955
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	122	136,652
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	207	171,537
5.88%, 11/15/40 (Call 05/15/40)	244	210,630
6.55%, 05/01/37	155	146,197
6.75%, 06/15/39	272	258,327
7.30%, 07/01/38	170	169,761
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	185	126,453
3.70%, 12/01/42	100	79,629
4.13%, 06/01/44	141	117,948
4.38%, 08/16/41	105	90,472
Series E, 4.13%, 12/01/41	120	101,610
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	440	282,736
3.50%, 05/13/40 (Call 11/13/39)	51	41,019
3.60%, 01/13/51 (Call 07/13/50)	550	415,807
3.80%, 05/13/60 (Call 11/13/59)	286	214,267
4.63%, 03/23/40 (Call 09/23/39)	212	197,004
4.70%, 03/23/50 (Call 09/23/49)(b)	266	243,272
4.75%, 09/15/44 (Call 03/15/44)	65	58,564
4.75%, 11/15/46 (Call 05/15/46)	255	229,012
4.95%, 10/15/45 (Call 04/15/45)	42	38,892
5.40%, 10/01/43	152	150,811
6.15%, 03/01/37	40	42,367
6.15%, 02/15/41	49	52,286
6.20%, 12/15/34	115	125,697
6.40%, 12/15/35	94	103,514
6.65%, 11/15/37	270	302,936
7.75%, 12/01/45	200	253,450
		16,433,343
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	64	60,603
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	87,781
5.25%, 10/01/54 (Call 04/01/54)	115	95,871
		244,255
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	500	421,230
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	200	185,826
5.45%, 03/15/43 (Call 09/15/42)	30	26,912
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	844	815,176
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	35	28,537
2.80%, 10/01/29 (Call 07/01/29)	585	513,618
4.88%, 03/15/42 (Call 09/15/41)	385	350,569
5.45%, 06/09/44 (Call 12/09/43)	105	99,456
6.25%, 10/01/39	218	228,440
Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	$190	$183,676
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (Call 09/22/41)	90	81,865
5.00%, 03/09/33 (Call 12/09/32)	125	124,449
5.13%, 03/09/53 (Call 09/09/52)	205	196,835
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	75	60,644
		3,317,233
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/24)	170	149,565
3.57%, 12/01/31 (Call 09/01/31)	205	175,581
4.25%, 04/01/28 (Call 10/01/24)	305	287,343
		612,489
Oil & Gas — 0.7%
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	70	57,793
6.00%, 01/15/37	95	89,523
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	332	208,146
2.94%, 06/04/51 (Call 12/04/50)	290	187,648
3.00%, 02/24/50 (Call 08/24/49)	305	202,000
3.00%, 03/17/52 (Call 09/17/51)	160	104,422
3.02%, 01/16/27 (Call 10/16/26)	60	56,745
3.38%, 02/08/61 (Call 08/08/60)	95	63,452
3.54%, 04/06/27 (Call 02/06/27)	95	90,989
3.59%, 04/14/27 (Call 01/14/27)	103	98,761
3.63%, 04/06/30 (Call 01/06/30)	131	121,755
3.94%, 09/21/28 (Call 06/21/28)	15	14,424
4.23%, 11/06/28 (Call 08/06/28)	253	245,959
4.81%, 02/13/33 (Call 11/13/32)	165	160,251
4.89%, 09/11/33 (Call 06/11/33)	105	102,526
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	140	132,822
3.72%, 11/28/28 (Call 08/28/28)	110	104,388
Burlington Resources LLC
5.95%, 10/15/36	60	62,297
7.20%, 08/15/31	132	147,767
7.40%, 12/01/31	177	201,176
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	344	242,609
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	70	69,391
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	180,694
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,290
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	317	251,549
3.80%, 03/15/52 (Call 09/15/51)	25	19,085
4.03%, 03/15/62 (Call 09/15/61)	630	477,056
4.30%, 11/15/44 (Call 05/15/44)	144	121,517
5.05%, 09/15/33 (Call 06/15/33)	160	158,229
5.30%, 05/15/53 (Call 11/15/52)	120	116,183
5.55%, 03/15/54 (Call 09/15/53)	115	114,499
5.70%, 09/15/63 (Call 03/15/63)	105	106,112
5.90%, 10/15/32	182	192,578
6.50%, 02/01/39	60	66,450
6.95%, 04/15/29	160	175,675
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	179	148,066
5.00%, 06/15/45 (Call 12/15/44)	252	211,826

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.60%, 07/15/41 (Call 01/15/41)	$215	$197,626
7.88%, 09/30/31	30	33,488
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	318	287,831
4.25%, 03/15/52 (Call 09/15/51)	175	132,188
4.40%, 03/24/51 (Call 09/24/50)	83	64,936
6.25%, 03/15/53 (Call 09/15/52)	95	95,578
Eni USA Inc., 7.30%, 11/15/27	285	303,308
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	110	96,491
4.38%, 04/15/30 (Call 01/15/30)	203	196,637
4.95%, 04/15/50 (Call 10/15/49)	162	150,743
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	95	89,685
5.00%, 01/15/29 (Call 07/15/28)	85	82,245
7.00%, 02/01/30 (Call 11/01/29)	495	519,255
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	305	263,508
2.88%, 04/06/25 (Call 03/06/25)	460	446,611
3.00%, 04/06/27 (Call 02/06/27)	255	240,312
3.13%, 04/06/30 (Call 01/06/30)(b)	380	346,251
3.25%, 11/18/49 (Call 05/18/49)	165	116,656
3.63%, 09/10/28 (Call 06/10/28)	194	185,318
3.70%, 04/06/50 (Call 10/06/49)	205	158,746
3.95%, 05/15/43	112	92,470
4.25%, 11/23/41	192	166,130
4.80%, 11/08/43	150	138,755
5.10%, 08/17/40	250	243,344
7.25%, 09/23/27	225	243,238
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	125	110,440
2.61%, 10/15/30 (Call 07/15/30)	219	190,853
3.10%, 08/16/49 (Call 02/16/49)	151	104,831
3.45%, 04/15/51 (Call 10/15/50)	256	189,570
3.48%, 03/19/30 (Call 12/19/29)	314	290,748
3.57%, 03/06/45 (Call 09/06/44)	127	98,621
4.11%, 03/01/46 (Call 09/01/45)	259	218,617
4.23%, 03/19/40 (Call 09/19/39)	411	365,806
4.33%, 03/19/50 (Call 09/19/49)	357	307,870
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	490	477,520
5.60%, 02/15/41	234	235,608
6.00%, 01/15/40	267	277,681
7.13%, 03/15/33	310	351,263
7.30%, 08/15/31	403	455,124
7.88%, 10/01/29	150	169,012
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	355	340,146
6.60%, 10/01/37	271	274,291
6.80%, 03/15/32	236	247,273
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	155	145,024
4.50%, 04/01/48 (Call 10/01/47)	110	86,965
4.70%, 05/01/25 (Call 04/01/25)	71	70,173
4.75%, 09/15/44 (Call 03/15/44)	174	145,006
5.00%, 09/15/54 (Call 03/15/54)	126	103,005
5.13%, 12/15/26 (Call 09/15/26)	155	154,783
6.50%, 03/01/41 (Call 09/01/40)	113	116,048
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	135	104,012
6.20%, 03/15/40	60	59,029
Security	Par (000)	Value

Oil & Gas (continued)
6.45%, 09/15/36	$15	$15,388
6.60%, 03/15/46 (Call 09/15/45)	225	230,519
6.63%, 09/01/30 (Call 03/01/30)	10	10,343
7.50%, 05/01/31	35	38,031
7.88%, 09/15/31	50	55,304
7.95%, 06/15/39	15	16,811
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	90	89,503
5.65%, 05/15/25	175	174,948
5.65%, 05/15/28 (Call 04/15/28)	170	169,578
6.25%, 07/15/33 (Call 04/15/33)	135	134,781
6.50%, 08/15/34	260	264,561
6.50%, 02/01/38	167	164,428
6.63%, 08/15/37	245	244,627
7.10%, 07/15/53 (Call 01/15/53)	100	103,701
7.20%, 11/01/31	375	395,308
7.38%, 11/01/31	147	157,574
8.13%, 09/15/30	130	144,352
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	280	187,733
3.90%, 03/15/28 (Call 12/15/27)	210	199,087
4.65%, 11/15/34 (Call 05/15/34)	189	176,677
4.88%, 11/15/44 (Call 05/15/44)	330	298,509
5.30%, 06/30/33 (Call 03/30/33)	30	29,694
5.88%, 05/01/42	52	53,493
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	2	1,683
4.90%, 10/01/46 (Call 04/01/46)	25	21,929
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	445	295,885
3.13%, 11/07/49 (Call 05/07/49)	80	55,063
3.25%, 04/06/50 (Call 10/06/49)	645	456,901
3.75%, 09/12/46	125	97,668
4.00%, 05/10/46	565	460,396
4.13%, 05/11/35	465	426,099
4.38%, 05/11/45	170	147,191
6.38%, 12/15/38	390	430,084
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	440	427,214
2.83%, 01/10/30 (Call 10/10/29)	250	222,895
2.99%, 06/29/41 (Call 12/29/40)	225	164,558
3.13%, 05/29/50 (Call 11/29/49)	433	298,688
3.39%, 06/29/60 (Call 12/29/59)	45	30,889
3.45%, 02/19/29 (Call 11/19/28)	225	211,083
3.46%, 07/12/49 (Call 01/12/49)	215	158,603
TotalEnergies Capital SA, 3.88%, 10/11/28	365	351,048
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	370	253,467
4.00%, 06/01/52 (Call 12/01/51)	40	28,990
4.35%, 06/01/28 (Call 03/01/28)	203	195,437
4.90%, 03/15/45	71	61,155
6.63%, 06/15/37	345	362,141
7.50%, 04/15/32	126	141,249
		24,345,588
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	451	431,477
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	45	41,178
3.14%, 11/07/29 (Call 08/07/29)	427	382,290
3.34%, 12/15/27 (Call 09/15/27)	991	929,436

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
4.08%, 12/15/47 (Call 06/15/47)	$142	$113,193
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	233	204,230
3.80%, 11/15/25 (Call 08/15/25)	79	77,087
4.50%, 11/15/41 (Call 05/15/41)	85	72,340
4.75%, 08/01/43 (Call 02/01/43)	185	163,411
4.85%, 11/15/35 (Call 05/15/35)	370	351,110
5.00%, 11/15/45 (Call 05/15/45)	289	263,501
6.70%, 09/15/38	183	204,773
7.45%, 09/15/39	184	216,855
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	321	287,524
3.95%, 12/01/42 (Call 06/01/42)	120	86,280
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	355	309,359
4.50%, 05/15/28 (Call 04/15/28)	100	98,935
4.85%, 05/15/33 (Call 02/15/33)	100	97,764
		4,330,743
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	612	585,104
4.50%, 05/15/28 (Call 02/15/28)	181	173,688
5.63%, 05/26/33 (Call 02/26/33)	185	184,945
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	260	216,228
2.69%, 05/25/31 (Call 02/25/31)	40	32,925
4.00%, 05/17/25 (Call 04/17/25)	100	97,582
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	5	3,162
4.05%, 12/15/49 (Call 06/15/49)	57	42,788
WestRock MWV LLC, 8.20%, 01/15/30	45	51,109
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	30	24,671
4.20%, 06/01/32 (Call 03/01/32)	10	9,182
		1,421,384
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	493	423,689
4.25%, 11/14/28 (Call 08/14/28)	15	14,576
4.25%, 11/21/49 (Call 05/21/49)	564	474,863
4.30%, 05/14/36 (Call 11/14/35)	258	236,869
4.40%, 11/06/42	312	274,254
4.45%, 05/14/46 (Call 11/14/45)	410	357,027
4.50%, 05/14/35 (Call 11/14/34)	700	658,092
4.63%, 10/01/42 (Call 04/01/42)	112	99,034
4.70%, 05/14/45 (Call 11/14/44)	493	445,064
4.88%, 11/14/48 (Call 05/14/48)	263	244,058
Astrazeneca Finance LLC
4.88%, 03/03/28 (Call 02/03/28)	100	100,117
4.88%, 03/03/33 (Call 12/03/32)	185	183,983
4.90%, 03/03/30 (Call 01/03/30)	100	100,285
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	355	336,234
3.38%, 11/16/25	972	941,946
4.00%, 01/17/29 (Call 10/17/28)	489	472,114
4.00%, 09/18/42	279	237,531
4.38%, 11/16/45	310	271,966
4.38%, 08/17/48 (Call 02/17/48)	139	122,127
6.45%, 09/15/37	630	702,367
Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	$265	$252,224
3.79%, 05/20/50 (Call 11/20/49)	74	55,527
4.67%, 06/06/47 (Call 12/06/46)	227	197,976
4.69%, 12/15/44 (Call 06/15/44)	138	120,540
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	130	77,666
2.95%, 03/15/32 (Call 12/15/31)	10	8,620
3.25%, 02/27/27	80	76,530
3.25%, 08/01/42	93	68,008
3.55%, 03/15/42 (Call 09/15/41)	10	7,774
3.70%, 03/15/52 (Call 09/15/51)	275	204,996
3.90%, 03/15/62 (Call 09/15/61)	320	235,878
4.25%, 10/26/49 (Call 04/26/49)	438	362,453
4.35%, 11/15/47 (Call 05/15/47)	293	244,682
4.55%, 02/20/48 (Call 08/20/47)	440	381,620
5.00%, 08/15/45 (Call 02/15/45)	160	148,478
6.25%, 11/15/53 (Call 05/15/53)	95	103,537
6.40%, 11/15/63 (Call 05/15/63)	95	104,718
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	90	85,059
3.75%, 09/15/25 (Call 06/15/25)	5	4,848
4.37%, 06/15/47 (Call 12/15/46)	237	190,111
4.50%, 11/15/44 (Call 05/15/44)	96	77,200
4.60%, 03/15/43	70	58,055
4.90%, 09/15/45 (Call 03/15/45)	195	164,830
Cencora Inc.
3.45%, 12/15/27 (Call 09/15/27)	205	194,041
4.25%, 03/01/45 (Call 09/01/44)	157	127,696
4.30%, 12/15/47 (Call 06/15/47)	229	192,659
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	556	471,594
3.20%, 03/15/40 (Call 09/15/39)	140	103,728
3.40%, 03/15/50 (Call 09/15/49)	334	229,799
3.40%, 03/15/51 (Call 09/15/50)	115	78,896
3.88%, 10/15/47 (Call 04/15/47)	291	220,567
4.13%, 11/15/25 (Call 09/15/25)	686	670,098
4.38%, 10/15/28 (Call 07/15/28)	786	758,833
4.80%, 08/15/38 (Call 02/15/38)	633	584,199
4.80%, 07/15/46 (Call 01/16/46)	290	255,822
4.90%, 12/15/48 (Call 06/15/48)	365	323,679
5.40%, 03/15/33 (Call 12/15/32)	170	169,743
6.13%, 11/15/41	159	164,271
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	20	18,001
3.63%, 04/01/27 (Call 02/01/27)	50	47,555
3.75%, 04/01/30 (Call 01/01/30)	15	13,733
4.13%, 04/01/40 (Call 10/01/39)	10	8,097
4.25%, 04/01/50 (Call 10/01/49)	353	273,782
4.30%, 03/25/28 (Call 12/25/27)	623	602,959
4.78%, 03/25/38 (Call 09/25/37)	837	752,348
4.88%, 07/20/35 (Call 01/20/35)	282	263,114
5.05%, 03/25/48 (Call 09/25/47)	1,146	1,005,559
5.13%, 07/20/45 (Call 01/20/45)	380	337,648
5.25%, 02/21/33 (Call 11/21/32)	215	211,508
5.30%, 12/05/43 (Call 06/05/43)	280	256,008
5.63%, 02/21/53 (Call 08/21/52)	315	298,478
5.88%, 06/01/53 (Call 12/01/52)	260	254,956
6.00%, 06/01/63 (Call 12/01/62)	215	210,686
6.13%, 09/15/39	85	86,030
6.25%, 06/01/27	40	41,616

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
2.50%, 09/15/60 (Call 03/15/60)	$15	$8,618
3.10%, 05/15/27 (Call 02/15/27)	385	364,832
3.38%, 03/15/29 (Call 12/15/28)	550	519,204
3.70%, 03/01/45 (Call 09/01/44)	130	104,936
3.95%, 03/15/49 (Call 09/15/48)	35	29,168
4.70%, 02/27/33 (Call 11/27/32)	95	94,260
4.88%, 02/27/53 (Call 08/27/52)	120	116,507
4.95%, 02/27/63 (Call 08/27/62)	40	38,493
5.50%, 03/15/27	115	118,579
5.55%, 03/15/37	170	177,651
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	545	533,331
3.88%, 05/15/28	439	422,350
4.20%, 03/18/43	115	100,494
6.38%, 05/15/38	286	319,196
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	204	191,000
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	65	39,286
3.40%, 01/15/38 (Call 07/15/37)	211	177,563
3.50%, 01/15/48 (Call 07/15/47)	252	198,774
3.55%, 03/01/36 (Call 09/01/35)	10	8,842
3.70%, 03/01/46 (Call 09/01/45)	280	231,301
3.75%, 03/03/47 (Call 09/03/46)	160	131,871
4.50%, 12/05/43 (Call 06/05/43)	173	163,394
4.85%, 05/15/41	57	55,801
5.85%, 07/15/38	230	253,181
5.95%, 08/15/37	167	184,867
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	400	393,977
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	665	652,861
4.60%, 06/01/44 (Call 12/01/43)	132	114,018
5.90%, 11/01/39	218	217,589
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	110	99,158
1.90%, 12/10/28 (Call 10/10/28)	75	65,601
2.15%, 12/10/31 (Call 09/10/31)	100	82,185
2.45%, 06/24/50 (Call 12/24/49)	160	97,721
2.75%, 12/10/51 (Call 06/10/51)	280	178,865
2.90%, 12/10/61 (Call 06/10/61)	420	258,939
3.40%, 03/07/29 (Call 12/07/28)	410	384,206
3.60%, 09/15/42 (Call 03/15/42)	60	47,966
3.70%, 02/10/45 (Call 08/10/44)	310	246,608
3.90%, 03/07/39 (Call 09/07/38)	225	193,944
4.00%, 03/07/49 (Call 09/07/48)	161	132,852
4.05%, 05/17/28 (Call 04/17/28)	90	87,960
4.15%, 05/18/43	285	245,966
4.30%, 05/17/30 (Call 03/17/30)	180	174,283
4.50%, 05/17/33 (Call 02/17/33)	255	246,755
4.90%, 05/17/44 (Call 11/17/43)	120	114,173
5.00%, 05/17/53 (Call 11/17/52)	100	96,158
5.15%, 05/17/63 (Call 11/17/62)	135	131,351
6.50%, 12/01/33	221	246,845
6.55%, 09/15/37	32	35,653
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	87	90,917
5.95%, 12/01/28	70	73,543
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	90	59,864
4.00%, 11/20/45 (Call 05/20/45)	45	37,970
Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	$125	$81,685
4.00%, 03/15/49 (Call 09/15/48)	175	146,322
4.10%, 09/15/38 (Call 03/15/38)	125	110,039
4.13%, 12/15/46	25	21,080
4.20%, 09/15/48 (Call 03/15/48)	280	239,086
7.20%, 03/15/39	260	309,442
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	780	771,580
4.45%, 05/19/28 (Call 04/19/28)	750	736,471
4.75%, 05/19/33 (Call 02/19/33)	915	889,745
5.30%, 05/19/53 (Call 11/19/52)	970	946,277
5.34%, 05/19/63 (Call 11/19/62)	30	28,906
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	705	700,326
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	5	4,753
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	265	176,093
3.38%, 07/09/60 (Call 01/09/60)	165	106,347
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	960	893,999
3.90%, 08/20/28 (Call 05/20/28)	261	248,655
3.95%, 09/12/47 (Call 03/12/47)	430	336,497
4.45%, 08/20/48 (Call 02/20/48)	136	115,034
4.50%, 11/13/25 (Call 08/13/25)	1,052	1,033,546
4.70%, 02/01/43 (Call 08/01/42)	500	447,396
5.60%, 11/16/32 (Call 08/16/32)	225	230,138
		37,120,073
Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	114	98,335
4.80%, 05/03/29 (Call 02/03/29)	160	153,110
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	145	111,228
3.70%, 11/15/29 (Call 05/18/29)	497	452,934
5.13%, 06/30/27 (Call 01/01/27)	392	388,592
5.88%, 03/31/25 (Call 10/02/24)	630	630,014
Cheniere Energy Inc., 4.63%, 10/15/28(Call 10/15/24)	1,085	1,032,939
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	85	69,980
4.00%, 03/01/31 (Call 03/01/26)	95	83,673
5.95%, 06/30/33 (Call 12/30/32)(d)	61	60,569
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	100	92,889
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	85	94,709
Series B, 7.50%, 04/15/38	55	61,060
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	252	243,434
2.50%, 08/01/33 (Call 05/01/33)	535	417,788
3.13%, 11/15/29 (Call 08/15/29)	205	182,137
3.40%, 08/01/51 (Call 02/01/51)	200	135,030
3.70%, 07/15/27 (Call 04/15/27)	99	94,163
4.00%, 11/15/49 (Call 05/15/49)	180	133,328
4.25%, 12/01/26 (Call 09/01/26)	165	160,504
4.50%, 06/10/44 (Call 12/10/43)	115	92,505
5.50%, 12/01/46 (Call 05/29/46)	110	101,803
5.70%, 03/08/33 (Call 12/08/32)	320	320,099
5.90%, 11/15/26 (Call 10/15/26)	205	208,568

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.00%, 11/15/28 (Call 10/15/28)	$150	$154,220
6.20%, 11/15/30 (Call 09/15/30)(b)	90	93,555
6.70%, 11/15/53 (Call 05/15/53)	210	229,502
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	175	162,272
5.00%, 05/15/44 (Call 11/15/43)	71	58,835
5.00%, 05/15/50 (Call 11/15/49)	315	265,106
5.40%, 10/01/47 (Call 04/01/47)	10	8,807
6.00%, 06/15/48 (Call 12/15/47)	95	90,766
6.25%, 04/15/49 (Call 10/15/48)	25	24,656
6.63%, 10/15/36	225	231,819
7.50%, 07/01/38	205	224,076
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	127	111,519
3.13%, 07/31/29 (Call 04/30/29)	80	72,439
3.70%, 01/31/51 (Call 07/31/50)	80	59,975
3.95%, 01/31/60 (Call 07/31/59)	131	99,223
4.15%, 10/16/28 (Call 07/16/28)	85	82,099
4.20%, 01/31/50 (Call 07/31/49)	101	82,511
4.25%, 02/15/48 (Call 08/15/47)	132	109,792
4.45%, 02/15/43 (Call 08/15/42)	88	76,230
4.80%, 02/01/49 (Call 08/01/48)	156	140,730
4.85%, 08/15/42 (Call 02/15/42)	117	106,718
4.85%, 03/15/44 (Call 09/15/43)	65	59,184
4.90%, 05/15/46 (Call 11/15/45)	168	152,453
4.95%, 10/15/54 (Call 04/15/54)	169	152,361
5.10%, 02/15/45 (Call 08/15/44)	234	219,581
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)	195	169,236
5.70%, 02/15/42	108	108,723
5.95%, 02/01/41	123	126,371
6.13%, 10/15/39	70	73,070
6.45%, 09/01/40	99	106,782
7.55%, 04/15/38	39	46,071
Series D, 6.88%, 03/01/33	45	50,306
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)	35	32,092
Series H, 6.65%, 10/15/34	35	38,553
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	53	43,018
5.00%, 08/15/42 (Call 02/15/42)	80	67,591
5.00%, 03/01/43 (Call 09/01/42)	140	117,600
5.40%, 09/01/44 (Call 03/01/44)	204	178,846
5.50%, 03/01/44 (Call 09/01/43)	236	210,441
5.63%, 09/01/41	95	85,457
5.80%, 03/15/35	60	58,664
6.38%, 03/01/41	134	131,714
6.50%, 02/01/37	122	122,934
6.50%, 09/01/39	103	102,896
6.55%, 09/15/40	69	69,588
6.95%, 01/15/38	275	291,100
7.30%, 08/15/33	82	89,442
7.40%, 03/15/31	45	48,321
7.50%, 11/15/40	31	33,542
7.75%, 03/15/32	90	98,688
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	147	93,676
3.60%, 02/15/51 (Call 08/15/50)	65	43,637
4.30%, 03/01/28 (Call 12/01/27)	137	131,967
4.80%, 02/01/33 (Call 11/01/32)	100	93,056
5.05%, 02/15/46 (Call 08/15/45)	45	37,761
Security	Par (000)	Value

Pipelines (continued)
5.20%, 06/01/33 (Call 03/01/33)	$105	$100,593
5.20%, 03/01/48 (Call 09/01/47)	184	158,678
5.30%, 12/01/34 (Call 06/01/34)	185	175,084
5.45%, 08/01/52 (Call 02/01/52)	150	134,282
5.55%, 06/01/45 (Call 12/01/44)	271	245,001
7.75%, 01/15/32	122	135,694
7.80%, 08/01/31	45	49,764
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	205	144,831
4.20%, 10/03/47 (Call 04/03/47)	125	92,178
4.85%, 02/01/49 (Call 08/01/48)	69	56,323
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	119	112,405
4.25%, 12/01/27 (Call 09/01/27)	155	148,628
4.50%, 04/15/38 (Call 10/15/37)	201	171,010
4.70%, 04/15/48 (Call 10/15/47)	353	286,397
4.80%, 02/15/29 (Call 11/15/28)	148	143,505
4.90%, 04/15/58 (Call 10/15/57)	87	68,748
4.95%, 03/14/52 (Call 09/14/51)	115	95,773
5.20%, 03/01/47 (Call 09/01/46)	197	171,248
5.50%, 02/15/49 (Call 08/15/48)	296	268,576
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	26,106
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,629	1,533,360
3.10%, 03/15/30 (Call 12/15/29)	205	177,912
3.40%, 09/01/29 (Call 06/01/29)	105	93,769
4.00%, 07/13/27 (Call 04/13/27)	434	413,069
4.35%, 03/15/29 (Call 12/15/28)	160	151,048
4.45%, 09/01/49 (Call 03/01/49)	205	159,236
4.50%, 03/15/50 (Call 09/15/49)	128	100,203
4.55%, 07/15/28 (Call 04/15/28)	408	392,209
4.90%, 03/15/25 (Call 12/15/24)	460	455,221
4.95%, 07/13/47 (Call 01/06/47)	357	300,611
5.20%, 07/15/48 (Call 01/15/48)	230	201,866
5.55%, 11/01/26 (Call 10/01/26)	225	226,713
5.65%, 11/01/28 (Call 10/01/28)	225	226,661
5.80%, 11/01/30 (Call 09/01/30)	175	176,185
5.85%, 01/15/26 (Call 12/15/25)	285	287,139
6.00%, 06/15/35	110	109,197
6.05%, 09/01/33 (Call 06/01/33)	235	239,192
6.10%, 11/15/32 (Call 08/15/32)	120	122,381
6.35%, 01/15/31 (Call 10/15/30)	180	186,029
6.63%, 09/01/53 (Call 03/01/53)	100	105,109
7.15%, 01/15/51 (Call 07/15/50)	142	153,786
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	136	134,450
6.20%, 09/15/43 (Call 03/15/43)	136	133,217
6.65%, 10/01/36	235	245,117
6.85%, 10/15/37	190	199,762
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	62	55,369
4.70%, 06/15/44 (Call 12/15/43)	102	80,525
4.90%, 02/15/45 (Call 08/15/44)	15	12,155
5.15%, 06/01/42 (Call 12/01/41)	120	101,307
6.65%, 01/15/37	52	53,638
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	222	212,161
4.50%, 05/15/30 (Call 11/15/29)	231	218,126
5.00%, 03/15/27 (Call 09/15/26)	252	249,772
5.90%, 09/15/37 (Call 03/15/37)	60	60,964

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	$190	$179,705
3.50%, 03/15/25 (Call 12/15/24)	130	126,337
4.50%, 03/15/45 (Call 09/15/44)	149	119,049
5.95%, 09/25/43 (Call 03/25/43)	257	246,259
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	500	434,979
4.20%, 02/01/33 (Call 12/01/32)	400	353,108
4.95%, 04/15/52 (Call 10/15/51)	70	57,322
5.50%, 03/01/30 (Call 03/01/25)	10	9,672
6.15%, 03/01/29 (Call 02/01/29)	100	102,208
6.50%, 03/30/34 (Call 12/30/33)	150	156,785
6.50%, 02/15/53 (Call 08/15/52)	260	264,037
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	115	108,852
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27 (Call 03/15/24)	60	62,443
7.00%, 10/15/28	15	15,791
7.63%, 04/01/37	10	11,110
Texas Eastern Transmission LP, 7.00%, 07/15/32	202	219,520
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	169	155,704
4.25%, 05/15/28 (Call 02/15/28)	145	138,155
4.63%, 03/01/34 (Call 12/01/33)	202	182,989
4.75%, 05/15/38 (Call 11/15/37)	110	95,814
4.88%, 05/15/48 (Call 11/15/47)	149	126,377
5.10%, 03/15/49 (Call 09/15/48)	229	204,385
5.60%, 03/31/34	17	16,341
5.85%, 03/15/36	95	94,041
6.10%, 06/01/40	85	85,176
6.20%, 10/15/37	224	226,746
7.25%, 08/15/38	99	109,531
7.63%, 01/15/39	135	153,622
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	150	112,386
4.00%, 03/15/28 (Call 12/15/27)	15	14,210
4.45%, 08/01/42 (Call 02/01/42)	27	22,209
4.60%, 03/15/48 (Call 09/15/47)	132	109,844
5.40%, 08/15/41 (Call 02/15/41)	58	53,226
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	165	158,722
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	110	99,792
5.25%, 02/01/50 (Call 08/01/49)	270	225,085
5.30%, 03/01/48 (Call 09/01/47)	45	37,106
5.45%, 04/01/44 (Call 10/01/43)	70	59,808
5.50%, 08/15/48 (Call 02/15/48)	110	92,379
6.15%, 04/01/33 (Call 01/01/33)	460	463,594
6.35%, 01/15/29 (Call 12/15/28)	30	30,823
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	127	120,401
4.85%, 03/01/48 (Call 09/01/47)	190	161,154
4.90%, 01/15/45 (Call 07/15/44)	232	197,357
5.10%, 09/15/45 (Call 03/15/45)	221	195,956
5.40%, 03/04/44 (Call 09/04/43)	88	79,964
5.75%, 06/24/44 (Call 12/24/43)	40	38,078
5.80%, 11/15/43 (Call 05/15/43)	36	33,984
6.30%, 04/15/40	215	218,308
8.75%, 03/15/32	78	91,297
Series A, 7.50%, 01/15/31	52	56,693
		28,469,680
Security	Par (000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%,
01/15/25 (Call 10/15/24)	$170	$166,765
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	1,135	908,180
4.88%, 03/01/26 (Call 12/01/25)	1,018	996,876
5.95%, 08/15/34 (Call 05/15/34)	35	34,767
		2,106,588
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	400	293,838
2.75%, 12/15/29 (Call 09/15/29)	100	84,789
3.00%, 05/18/51 (Call 11/18/50)	180	107,830
3.38%, 08/15/31 (Call 05/15/31)	62	53,458
3.55%, 03/15/52 (Call 09/15/51)	55	37,030
3.95%, 01/15/27 (Call 10/15/26)	83	79,032
3.95%, 01/15/28 (Call 10/15/27)	20	18,785
4.00%, 02/01/50 (Call 08/01/49)	165	120,484
4.50%, 07/30/29 (Call 04/30/29)	135	127,445
4.70%, 07/01/30 (Call 04/01/30)	87	81,418
4.85%, 04/15/49 (Call 10/15/48)	117	96,341
4.90%, 12/15/30 (Call 09/15/30)	154	147,588
5.15%, 04/15/53 (Call 10/15/52)	85	75,934
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	24	22,729
4.90%, 02/15/29 (Call 11/15/28)	53	50,948
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	145	113,934
2.10%, 06/15/30 (Call 03/15/30)	215	173,667
2.30%, 09/15/31 (Call 06/15/31)	70	55,509
2.40%, 03/15/25 (Call 02/15/25)	597	572,555
2.70%, 04/15/31 (Call 01/15/31)	95	78,232
2.75%, 01/15/27 (Call 11/15/26)	375	345,314
2.90%, 01/15/30 (Call 10/15/29)	180	154,802
2.95%, 01/15/25 (Call 12/15/24)	525	508,218
2.95%, 01/15/51 (Call 07/15/50)	305	186,976
3.10%, 06/15/50 (Call 12/15/49)	319	200,271
3.13%, 01/15/27 (Call 10/15/26)	260	241,667
3.38%, 10/15/26 (Call 07/15/26)	385	363,385
3.55%, 07/15/27 (Call 04/15/27)	275	258,464
3.60%, 01/15/28 (Call 10/15/27)	510	474,573
3.70%, 10/15/49 (Call 04/15/49)	237	166,712
3.80%, 08/15/29 (Call 05/15/29)	315	289,138
3.95%, 03/15/29 (Call 12/15/28)	171	158,578
4.00%, 06/01/25 (Call 03/01/25)	667	650,116
4.05%, 03/15/32 (Call 12/15/31)	40	35,800
4.40%, 02/15/26 (Call 11/15/25)	560	546,825
5.25%, 07/15/28 (Call 06/15/28)	90	89,293
5.50%, 03/15/28 (Call 02/15/28)	140	139,972
5.55%, 07/15/33 (Call 04/15/33)	245	242,394
5.65%, 03/15/33 (Call 12/15/32)	140	139,571
5.90%, 11/15/33 (Call 08/15/33)	20	20,342
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	77	64,707
3.20%, 01/15/28 (Call 10/15/27)	20	18,563
3.30%, 06/01/29 (Call 03/01/29)	72	65,049
3.90%, 10/15/46 (Call 04/15/46)	39	29,178
4.35%, 04/15/48 (Call 10/15/47)	107	84,440
5.00%, 02/15/33 (Call 11/15/32)	290	283,264
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	145	101,700
2.55%, 04/01/32 (Call 01/01/32)	105	78,264

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 10/01/26 (Call 07/01/26)	$380	$344,337
2.90%, 03/15/30 (Call 12/15/29)	145	116,353
3.20%, 01/15/25 (Call 10/15/24)	350	337,910
3.25%, 01/30/31 (Call 10/30/30)	264	214,031
3.40%, 06/21/29 (Call 03/21/29)	236	201,392
3.65%, 02/01/26 (Call 11/03/25)	592	559,954
4.50%, 12/01/28 (Call 09/01/28)	65	59,760
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	9,725
3.90%, 03/15/27 (Call 12/15/26)	65	60,933
4.05%, 07/01/30 (Call 04/01/30)	299	268,612
4.13%, 06/15/26 (Call 03/15/26)	40	38,247
4.13%, 05/15/29 (Call 02/15/29)	10	9,149
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	90	77,602
3.15%, 07/01/29 (Call 04/01/29)	55	49,401
3.35%, 11/01/49 (Call 05/01/49)	30	20,644
4.10%, 10/15/28 (Call 07/15/28)	15	14,247
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	55	43,791
2.25%, 03/15/26 (Call 02/15/26)	25	22,954
Crown Castle Inc.
3.25%, 01/15/51 (Call 07/15/50)	288	185,065
4.75%, 05/15/47 (Call 11/15/46)	179	145,483
4.80%, 09/01/28 (Call 08/01/28)	105	101,534
5.00%, 01/11/28 (Call 12/11/27)	85	82,993
5.10%, 05/01/33 (Call 02/01/33)	340	325,395
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	75	66,689
1.35%, 07/15/25 (Call 06/15/25)	25	23,328
2.10%, 04/01/31 (Call 01/01/31)	400	314,407
2.25%, 01/15/31 (Call 10/15/30)	235	187,789
2.50%, 07/15/31 (Call 04/15/31)	215	172,854
2.90%, 03/15/27 (Call 02/15/27)	125	114,882
3.10%, 11/15/29 (Call 08/15/29)	385	334,513
3.30%, 07/01/30 (Call 04/01/30)	335	290,631
3.65%, 09/01/27 (Call 06/01/27)	320	299,007
3.70%, 06/15/26 (Call 03/15/26)	505	482,283
3.80%, 02/15/28 (Call 11/15/27)	602	560,622
4.00%, 03/01/27 (Call 12/01/26)	220	209,204
4.00%, 11/15/49 (Call 05/15/49)	165	120,475
4.15%, 07/01/50 (Call 01/01/50)	105	78,652
4.30%, 02/15/29 (Call 11/15/28)	290	271,907
4.45%, 02/15/26 (Call 11/15/25)	439	428,178
5.20%, 02/15/49 (Call 08/15/48)	206	179,696
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	30	25,541
4.38%, 02/15/29 (Call 11/15/28)	5	4,699
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	169	152,595
3.70%, 08/15/27 (Call 05/15/27)	129	121,626
4.45%, 07/15/28 (Call 04/15/28)	227	216,580
5.55%, 01/15/28 (Call 12/15/27)	160	159,834
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	785	638,295
2.50%, 05/15/31 (Call 02/15/31)	160	130,182
2.90%, 11/18/26 (Call 09/18/26)	475	443,574
2.95%, 09/15/51 (Call 03/15/51)	160	96,641
3.00%, 07/15/50 (Call 01/15/50)	342	212,757
3.20%, 11/18/29 (Call 08/18/29)	598	528,559
3.40%, 02/15/52 (Call 08/15/51)	85	56,433
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	$129	$110,082
2.85%, 11/01/26 (Call 08/01/26)	22	20,595
3.00%, 07/01/29 (Call 04/01/29)	57	50,864
3.25%, 08/01/27 (Call 05/01/27)	15	13,969
3.50%, 03/01/28 (Call 12/01/27)	44	41,218
4.00%, 08/01/47 (Call 02/01/47)	5	3,701
4.15%, 12/01/28 (Call 09/01/28)	10	9,523
4.50%, 07/01/44 (Call 01/01/44)	60	49,415
4.50%, 06/01/45 (Call 12/01/44)	36	28,648
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	30	25,725
4.00%, 03/01/29 (Call 12/01/28)	60	55,686
4.50%, 03/15/48 (Call 09/15/47)	30	24,009
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	74	65,033
3.25%, 07/15/27 (Call 04/15/27)	575	530,796
3.50%, 06/01/30 (Call 03/01/30)	800	698,537
4.50%, 12/01/44 (Call 06/01/44)	85	65,585
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	880	871,606
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	5	4,019
4.00%, 01/15/30 (Call 10/17/29)	24	21,064
5.30%, 01/15/29 (Call 10/15/28)	62	59,261
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,744
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	329	282,385
3.25%, 07/15/26 (Call 05/15/26)	320	303,534
3.40%, 02/01/25 (Call 11/01/24)	155	150,653
3.50%, 07/15/29 (Call 04/15/29)	366	328,429
4.00%, 06/01/25 (Call 03/01/25)	77	75,002
6.75%, 02/01/41 (Call 08/01/40)	115	118,688
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	110	106,389
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	165	130,140
4.20%, 04/15/29 (Call 01/15/29)	40	34,819
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	96,952
Series H, 3.38%, 12/15/29 (Call 09/16/29)	185	158,742
Series I, 3.50%, 09/15/30 (Call 06/15/30)	375	320,321
Series J, 2.90%, 12/15/31 (Call 09/15/31)	55	43,863
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	55	36,609
3.95%, 11/01/27 (Call 08/01/27)	55	43,255
4.65%, 04/01/29 (Call 01/01/29)	75	56,456
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	260	182,405
3.05%, 02/15/30 (Call 11/15/29)	310	248,928
3.45%, 12/15/24 (Call 09/15/24)	195	188,709
4.25%, 08/15/29 (Call 05/15/29)	245	213,109
4.75%, 12/15/28 (Call 09/15/28)	220	199,112
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	75	69,726
3.70%, 10/01/49 (Call 04/01/49)	52	35,613
3.80%, 04/01/27 (Call 01/01/27)	25	23,619
4.13%, 12/01/46 (Call 06/01/46)	117	84,819
4.25%, 04/01/45 (Call 10/01/44)	80	60,659
4.45%, 09/01/47 (Call 03/01/47)	100	77,233

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	$12	$10,239
3.95%, 03/15/29 (Call 12/15/28)	22	20,721
4.20%, 06/15/28 (Call 03/15/28)	2	1,912
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	15	12,424
3.10%, 04/15/50 (Call 10/15/49)	25	15,196
4.30%, 10/15/28 (Call 07/15/28)	45	42,426
4.80%, 10/15/48 (Call 04/25/48)	30	23,983
5.60%, 10/15/33 (Call 07/15/33)	50	48,914
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	240	183,267
3.38%, 02/01/31 (Call 11/01/30)	5	4,061
3.63%, 10/01/29 (Call 07/01/29)	152	129,565
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,650
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	155	112,188
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	210	190,493
2.13%, 10/15/50 (Call 04/15/50)	100	53,215
2.25%, 04/15/30 (Call 01/15/30)	214	178,845
2.25%, 01/15/32 (Call 10/15/31)	15	11,996
2.88%, 11/15/29 (Call 08/15/29)	30	26,286
3.00%, 04/15/50 (Call 10/15/49)	106	68,136
3.05%, 03/01/50 (Call 09/01/49)	66	42,904
3.25%, 06/30/26 (Call 03/30/26)	27	25,816
3.25%, 10/01/26 (Call 07/01/26)	32	30,431
3.38%, 12/15/27 (Call 09/15/27)	10	9,332
3.88%, 09/15/28 (Call 06/15/28)	350	330,616
4.00%, 09/15/28 (Call 06/15/28)	20	19,034
4.38%, 02/01/29 (Call 11/01/28)	65	62,305
4.38%, 09/15/48 (Call 03/15/48)	125	100,580
4.63%, 01/15/33 (Call 10/15/32)	135	128,333
4.75%, 06/15/33 (Call 03/15/33)	170	162,311
4.88%, 06/15/28 (Call 05/15/28)	85	84,206
5.13%, 01/15/34 (Call 10/15/33)	100	98,311
5.25%, 06/15/53 (Call 12/15/52)	90	84,938
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	45	32,923
3.25%, 06/15/29 (Call 03/15/29)	20	17,936
3.65%, 01/15/28 (Call 10/15/27)	102	95,671
4.65%, 03/15/47 (Call 09/15/46)	83	72,010
4.90%, 07/15/33 (Call 04/15/33)	160	152,125
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	100	87,153
3.60%, 02/01/27 (Call 11/01/26)	80	75,673
4.13%, 03/15/28 (Call 12/15/27)	62	58,205
4.40%, 02/01/47 (Call 08/01/46)	70	53,748
4.65%, 03/15/49 (Call 09/15/48)	70	55,636
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	110	86,063
3.90%, 10/15/29 (Call 07/15/29)	150	130,031
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	210	179,686
3.25%, 09/13/49 (Call 03/13/49)	230	151,337
3.38%, 06/15/27 (Call 03/15/27)	35	32,815
3.38%, 12/01/27 (Call 09/01/27)	205	190,827
3.80%, 07/15/50 (Call 01/15/50)	144	103,513
4.25%, 10/01/44 (Call 04/01/44)	50	38,375
4.25%, 11/30/46 (Call 05/30/46)	27	20,572
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.50%, 03/08/33 (Call 12/08/32)	$155	$153,506
6.75%, 02/01/40 (Call 11/01/39)	34	36,084
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	132,174
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	60	52,708
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	51,454
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	95	80,169
3.20%, 01/15/30 (Call 10/15/29)	45	39,537
3.50%, 01/15/28 (Call 10/15/27)	30	27,709
4.40%, 01/26/29 (Call 10/26/28)	45	42,488
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	60	57,694
3.00%, 01/15/30 (Call 10/15/29)	75	63,839
3.25%, 10/15/26 (Call 07/15/26)	65	60,748
3.50%, 02/01/25 (Call 11/01/24)	80	77,642
3.85%, 04/01/27 (Call 01/01/27)	105	98,988
4.00%, 03/01/28 (Call 12/01/27)	45	41,992
4.13%, 01/15/26 (Call 10/15/25)	160	154,576
4.38%, 02/01/45 (Call 08/01/44)	76	56,686
4.40%, 01/15/29 (Call 10/15/28)	222	208,460
4.75%, 11/15/30 (Call 08/15/30)	65	60,699
4.88%, 04/15/49 (Call 10/15/48)	119	94,852
5.70%, 09/30/43 (Call 03/30/43)	118	105,568
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	20	18,597
5.13%, 05/15/32 (Call 02/15/32)	205	188,676
5.63%, 05/15/52 (Call 11/15/51)	180	155,076
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	600	486,043
3.85%, 06/15/32 (Call 03/15/32)	315	278,225
4.00%, 06/01/25 (Call 03/01/25)	450	438,681
6.50%, 03/15/41 (Call 09/15/40)	210	216,562
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	215	198,517
2.75%, 01/15/31 (Call 10/15/30)	165	137,069
2.80%, 06/01/31 (Call 03/01/31)	105	87,475
3.10%, 01/15/30 (Call 10/15/29)	155	134,514
4.13%, 03/15/29 (Call 09/15/28)	120	112,643
4.25%, 04/01/26 (Call 01/01/26)	336	326,807
4.25%, 04/15/28 (Call 01/15/28)	169	161,293
4.95%, 09/01/48 (Call 03/01/48)	138	119,997
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	459	423,596
4.00%, 04/15/30 (Call 01/15/30)	587	541,070
4.75%, 05/15/26	140	137,921
6.95%, 10/01/27	190	200,159
7.38%, 03/15/32	265	293,757
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	60	54,269
		35,333,769
Retail — 0.7%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	197	180,422
4.75%, 06/01/30 (Call 03/01/30)	296	274,794
AutoZone Inc., 4.75%, 02/01/33 (Call 11/01/32)	5	4,711
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,900	1,523,514
4.45%, 10/01/28 (Call 07/01/28)	1,646	1,599,023
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	163	129,602

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	$144	$105,546
5.20%, 07/05/28 (Call 06/05/28)(b)	65	64,459
5.45%, 07/05/33 (Call 04/05/33)(b)	80	78,047
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	65	41,304
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	190	176,848
2.50%, 04/15/27 (Call 02/15/27)	352	327,091
2.70%, 04/15/30 (Call 01/15/30)	638	562,331
2.80%, 09/14/27 (Call 06/14/27)	140	130,591
2.95%, 06/15/29 (Call 03/15/29)	1,200	1,098,201
3.00%, 04/01/26 (Call 01/01/26)	55	52,781
3.13%, 12/15/49 (Call 06/15/49)	200	137,720
3.25%, 04/15/32 (Call 01/15/32)	105	93,247
3.30%, 04/15/40 (Call 10/15/39)	71	55,345
3.35%, 09/15/25 (Call 06/15/25)	565	550,331
3.35%, 04/15/50 (Call 10/15/49)	252	181,497
3.50%, 09/15/56 (Call 03/15/56)	145	104,078
3.63%, 04/15/52 (Call 10/15/51)	185	139,084
3.90%, 12/06/28 (Call 09/06/28)	590	567,572
3.90%, 06/15/47 (Call 12/15/46)	220	175,948
4.00%, 09/15/25 (Call 08/15/25)	65	63,933
4.20%, 04/01/43 (Call 10/01/42)	175	150,027
4.25%, 04/01/46 (Call 10/01/45)	289	244,363
4.40%, 03/15/45 (Call 09/15/44)	215	187,323
4.50%, 09/15/32 (Call 06/15/32)	295	288,872
4.50%, 12/06/48 (Call 06/06/48)	280	247,091
4.88%, 02/15/44 (Call 08/15/43)	175	163,266
4.90%, 04/15/29 (Call 03/15/29)	125	125,242
4.95%, 09/30/26 (Call 08/30/26)	125	125,255
4.95%, 09/15/52 (Call 03/15/52)	40	37,899
5.13%, 04/30/25	125	125,154
5.40%, 09/15/40 (Call 03/15/40)	130	130,130
5.88%, 12/16/36	575	613,865
5.95%, 04/01/41 (Call 10/01/40)	281	296,033
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	20	15,959
2.50%, 04/15/26 (Call 01/15/26)	204	192,045
2.63%, 04/01/31 (Call 01/01/31)	240	201,655
3.00%, 10/15/50 (Call 04/15/50)	153	96,408
3.10%, 05/03/27 (Call 02/03/27)	185	174,210
3.38%, 09/15/25 (Call 06/15/25)	390	376,784
3.65%, 04/05/29 (Call 01/05/29)	310	289,691
3.70%, 04/15/46 (Call 10/15/45)	300	220,484
3.75%, 04/01/32 (Call 01/01/32)	120	107,395
4.00%, 04/15/25 (Call 03/15/25)	415	406,953
4.05%, 05/03/47 (Call 11/03/46)	280	216,149
4.25%, 04/01/52 (Call 10/01/51)	120	94,152
4.38%, 09/15/45 (Call 03/15/45)	199	162,409
4.40%, 09/08/25	60	59,151
4.45%, 04/01/62 (Call 10/01/61)	160	123,707
4.50%, 04/15/30 (Call 01/15/30)	370	356,886
4.55%, 04/05/49 (Call 10/05/48)	230	188,756
4.65%, 04/15/42 (Call 10/15/41)	105	91,311
4.80%, 04/01/26 (Call 03/01/26)	130	128,975
5.00%, 04/15/33 (Call 01/15/33)(b)	265	259,284
5.00%, 04/15/40 (Call 10/15/39)	129	117,191
5.13%, 04/15/50 (Call 10/15/49)	141	126,511
5.15%, 07/01/33 (Call 04/01/33)	165	162,096
5.50%, 10/15/35	73	73,365
5.63%, 04/15/53 (Call 10/15/52)	90	87,481
Security	Par (000)	Value

Retail (continued)
5.80%, 09/15/62 (Call 03/15/62)	$165	$159,282
5.85%, 04/01/63 (Call 10/01/62)	100	97,003
6.50%, 03/15/29	120	127,341
McDonald’s Corp.
3.63%, 05/01/43	93	71,368
3.63%, 09/01/49 (Call 03/01/49)	67	49,823
3.70%, 02/15/42	70	55,198
4.20%, 04/01/50 (Call 10/01/49)	117	95,238
4.45%, 03/01/47 (Call 09/01/46)	362	308,935
4.45%, 09/01/48 (Call 03/01/48)	166	142,393
4.60%, 05/26/45 (Call 11/26/44)	100	87,958
4.70%, 12/09/35 (Call 06/09/35)	99	93,634
4.88%, 07/15/40	70	64,532
4.88%, 12/09/45 (Call 06/09/45)	185	168,185
4.95%, 08/14/33 (Call 05/14/33)	45	44,605
5.45%, 08/14/53 (Call 02/14/53)	75	73,919
5.70%, 02/01/39	141	143,047
6.30%, 10/15/37	47	50,956
6.30%, 03/01/38	25	27,183
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	92	86,257
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	225	205,188
2.25%, 03/12/30 (Call 12/12/29)	185	157,377
3.35%, 03/12/50 (Call 09/12/49)	165	114,596
3.50%, 03/01/28 (Call 12/01/27)	186	175,449
3.50%, 11/15/50 (Call 05/15/50)	315	227,311
3.55%, 08/15/29 (Call 05/15/29)	200	187,049
3.75%, 12/01/47 (Call 06/01/47)	208	155,449
4.00%, 11/15/28 (Call 08/15/28)	127	121,759
4.30%, 06/15/45 (Call 12/10/44)	77	64,159
4.45%, 08/15/49 (Call 02/15/49)	191	161,704
4.50%, 11/15/48 (Call 05/15/48)	230	196,570
4.75%, 02/15/26 (Call 01/15/26)	50	49,690
4.80%, 02/15/33 (Call 11/15/32)	100	98,418
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	487	468,489
2.35%, 02/15/30 (Call 11/15/29)	216	187,185
2.50%, 04/15/26	305	290,536
2.65%, 09/15/30 (Call 06/15/30)	200	173,789
2.95%, 01/15/52 (Call 07/15/51)	95	62,116
3.38%, 04/15/29 (Call 01/15/29)	445	418,124
3.63%, 04/15/46	211	162,208
3.90%, 11/15/47 (Call 05/15/47)	100	79,748
4.00%, 07/01/42	186	157,786
4.40%, 01/15/33 (Call 10/15/32)(b)	185	177,595
4.80%, 01/15/53 (Call 07/15/52)	180	164,635
6.50%, 10/15/37	185	204,818
7.00%, 01/15/38	160	185,375
TJX Companies Inc. (The)
3.88%, 04/15/30 (Call 01/15/30)	157	146,872
4.50%, 04/15/50 (Call 10/15/49)	71	62,191
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	349	276,362
5.25%, 05/15/33 (Call 02/15/33)	290	283,853
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)(b)	33	21,438
		22,866,244
Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	20	18,864

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	$110	$72,929
3.30%, 04/01/27 (Call 01/01/27)	1,101	1,050,764
3.90%, 10/01/25 (Call 07/01/25)	172	168,337
4.35%, 04/01/47 (Call 10/01/46)	266	233,412
5.10%, 10/01/35 (Call 04/01/35)	145	146,585
5.85%, 06/15/41	210	220,016
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(d)	250	194,692
3.19%, 11/15/36 (Call 08/15/36)(d)	89	67,984
3.42%, 04/15/33 (Call 01/15/33)(d)	509	427,956
3.47%, 04/15/34 (Call 01/15/34)(d)	649	539,720
3.50%, 02/15/41 (Call 08/15/40)(d)	233	173,938
3.75%, 02/15/51 (Call 08/15/50)(d)	134	97,136
4.15%, 04/15/32 (Call 01/15/32)(d)	240	217,251
4.93%, 05/15/37 (Call 02/15/37)(d)	422	386,642
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	30	25,997
2.45%, 11/15/29 (Call 08/15/29)	620	545,493
2.60%, 05/19/26 (Call 02/19/26)	471	446,320
3.05%, 08/12/51 (Call 02/12/51)	75	49,541
3.10%, 02/15/60 (Call 08/15/59)	147	93,977
3.15%, 05/11/27 (Call 02/11/27)	280	264,868
3.20%, 08/12/61 (Call 02/12/61)	300	191,500
3.25%, 11/15/49 (Call 05/15/49)	290	200,535
3.40%, 03/25/25 (Call 02/25/25)	652	636,798
3.70%, 07/29/25 (Call 04/29/25)	514	502,232
3.73%, 12/08/47 (Call 06/08/47)	479	367,848
3.75%, 03/25/27 (Call 01/25/27)	428	413,442
3.90%, 03/25/30 (Call 12/25/29)	277	262,201
4.00%, 12/15/32	246	230,330
4.10%, 05/19/46 (Call 11/19/45)	129	105,682
4.10%, 05/11/47 (Call 11/11/46)	255	207,049
4.15%, 08/05/32 (Call 05/05/32)(b)	205	194,273
4.25%, 12/15/42	380	324,275
4.60%, 03/25/40 (Call 09/25/39)	290	269,307
4.75%, 03/25/50 (Call 09/25/49)	283	251,207
4.80%, 10/01/41	140	128,900
4.88%, 02/10/28 (Call 01/10/28)	180	180,123
4.90%, 07/29/45 (Call 01/29/45)	102	97,191
4.90%, 08/05/52 (Call 02/05/52)	130	118,852
4.95%, 03/25/60 (Call 09/25/59)(b)	160	147,169
5.05%, 08/05/62 (Call 02/05/62)	70	64,507
5.13%, 02/10/30 (Call 12/10/29)	335	339,232
5.20%, 02/10/33 (Call 11/10/32)	410	415,587
5.63%, 02/10/43 (Call 08/10/42)	105	106,799
5.70%, 02/10/53 (Call 08/10/52)	240	244,123
5.90%, 02/10/63 (Call 08/10/62)	210	219,187
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	15	10,705
5.00%, 03/15/49 (Call 09/15/48)	40	37,162
5.25%, 07/15/62 (Call 01/15/62)	70	67,301
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	675	560,300
2.88%, 06/15/50 (Call 12/15/49)	216	141,293
3.13%, 06/15/60 (Call 12/15/59)	165	104,602
3.75%, 03/15/26 (Call 01/15/26)	924	898,443
3.80%, 03/15/25 (Call 12/15/24)	274	268,827
4.00%, 03/15/29 (Call 12/15/28)	351	338,327
4.88%, 03/15/49 (Call 09/15/48)	205	189,226
Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	$55	$44,079
3.48%, 11/01/51 (Call 05/01/51)	210	139,664
5.88%, 02/09/33 (Call 11/09/32)	115	115,371
5.88%, 09/15/33 (Call 06/15/33)	40	40,044
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	860	711,800
2.85%, 04/01/30 (Call 01/01/30)	810	726,798
3.20%, 09/16/26 (Call 06/16/26)	1,205	1,158,689
3.50%, 04/01/40 (Call 10/01/39)	290	238,704
3.50%, 04/01/50 (Call 10/01/49)	367	284,002
3.70%, 04/01/60 (Call 10/01/59)	230	176,490
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	620	618,025
5.55%, 12/01/28 (Call 09/01/28)	390	391,299
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	445	360,882
2.65%, 02/15/32 (Call 11/15/31)	415	334,306
3.13%, 02/15/42 (Call 08/15/41)	30	20,598
3.15%, 05/01/27 (Call 03/01/27)	55	51,118
3.25%, 05/11/41 (Call 11/11/40)	180	128,484
3.25%, 11/30/51 (Call 05/30/51)	294	192,083
3.40%, 05/01/30 (Call 02/01/30)	210	185,120
3.88%, 06/18/26 (Call 04/18/26)	115	110,682
4.30%, 06/18/29 (Call 03/18/29)	585	550,971
4.40%, 06/01/27 (Call 05/01/27)	530	512,681
5.00%, 01/15/33 (Call 10/15/32)	285	272,188
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	235	213,222
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	215	184,634
4.50%, 05/20/52 (Call 11/20/51)	85	73,639
4.65%, 05/20/35 (Call 11/20/34)	45	44,166
4.80%, 05/20/45 (Call 11/20/44)	254	237,134
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	10	8,133
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	305	277,086
1.38%, 03/12/25 (Call 02/12/25)	928	885,737
1.75%, 05/04/30 (Call 02/04/30)	480	401,780
1.90%, 09/15/31 (Call 06/15/31)	230	188,824
2.25%, 09/04/29 (Call 06/04/29)	504	440,912
2.70%, 09/15/51 (Call 03/15/51)	215	135,394
2.90%, 11/03/27 (Call 08/03/27)	670	626,387
3.65%, 08/16/32 (Call 05/16/32)	505	460,335
3.88%, 03/15/39 (Call 09/15/38)	243	211,557
4.10%, 08/16/52 (Call 02/16/52)	50	40,795
4.15%, 05/15/48 (Call 11/15/47)	300	254,198
4.60%, 02/15/28 (Call 01/15/28)	35	34,959
4.90%, 03/14/33 (Call 12/14/32)	60	59,865
5.00%, 03/14/53 (Call 09/14/52)	60	57,532
5.05%, 05/18/63 (Call 11/18/62)	110	104,086
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	1,100	908,888
3.25%, 10/25/51 (Call 04/25/51)	215	153,202
4.25%, 04/22/32 (Call 01/22/32)	360	344,259
4.50%, 04/22/52 (Call 10/22/51)	235	212,747
		28,200,506
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	45	38,500
3.48%, 12/01/27 (Call 09/01/27)	480	446,602

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding (continued)
3.84%, 05/01/25 (Call 04/01/25)	$710	$691,508
4.20%, 05/01/30 (Call 02/01/30)	269	247,575
		1,424,185
Software — 1.1%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	1,083	1,044,071
2.15%, 02/01/27 (Call 12/01/26)	869	803,879
2.30%, 02/01/30 (Call 11/01/29)	2,555	2,220,213
3.25%, 02/01/25 (Call 11/01/24)	765	749,109
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	770	632,102
2.85%, 01/15/30 (Call 10/15/29)	445	390,726
3.50%, 06/15/27 (Call 03/15/27)	828	787,650
4.38%, 06/15/25 (Call 03/15/25)	595	586,863
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	700	452,671
4.80%, 03/01/26 (Call 12/01/25)(b)	504	501,333
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	177	140,481
5.10%, 07/15/32 (Call 04/15/32)(b)	250	246,233
5.63%, 07/15/52 (Call 01/15/52)	70	67,472
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	12	11,710
4.40%, 07/01/49 (Call 01/01/49)	203	166,543
5.38%, 08/21/28 (Call 07/21/28)	50	50,403
5.63%, 08/21/33 (Call 05/21/33)	125	125,774
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)	15	13,271
5.20%, 09/15/33 (Call 06/15/33)	570	574,422
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,599	3,403,555
2.50%, 09/15/50 (Call 03/15/50)(d)	129	81,865
2.53%, 06/01/50 (Call 12/01/49)	555	356,837
2.70%, 02/12/25 (Call 11/12/24)	2,395	2,330,163
2.92%, 03/17/52 (Call 09/17/51)	1,490	1,029,667
3.13%, 11/03/25 (Call 08/03/25)	3,182	3,084,587
3.30%, 02/06/27 (Call 11/06/26)	2,494	2,399,708
3.40%, 06/15/27 (Call 03/15/27)(d)	5	4,778
3.45%, 08/08/36 (Call 02/08/36)	520	457,886
3.50%, 02/12/35 (Call 08/12/34)	750	685,251
3.50%, 11/15/42	50	41,078
3.70%, 08/08/46 (Call 02/08/46)	235	194,658
3.75%, 02/12/45 (Call 08/12/44)	10	8,462
3.95%, 08/08/56 (Call 02/08/56)	25	20,593
4.00%, 02/12/55 (Call 08/12/54)	80	67,730
4.10%, 02/06/37 (Call 08/06/36)	230	216,025
4.20%, 11/03/35 (Call 05/03/35)	160	154,149
4.25%, 02/06/47 (Call 08/06/46)	70	64,430
4.45%, 11/03/45 (Call 05/03/45)	180	171,210
4.50%, 06/15/47 (Call 12/15/46)(d)	64	59,615
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	242	183,808
3.60%, 04/01/50 (Call 10/01/49)	617	431,394
3.80%, 11/15/37 (Call 05/15/37)	387	315,065
3.85%, 07/15/36 (Call 01/15/36)	99	82,725
3.85%, 04/01/60 (Call 10/01/59)	518	355,414
3.90%, 05/15/35 (Call 11/15/34)	297	254,055
3.95%, 03/25/51 (Call 09/25/50)	381	281,668
4.00%, 07/15/46 (Call 01/15/46)	317	240,588
4.00%, 11/15/47 (Call 05/15/47)	324	244,617
4.10%, 03/25/61 (Call 09/25/60)	204	146,545
Security	Par (000)	Value

Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$292	$227,831
4.30%, 07/08/34 (Call 01/08/34)	375	338,204
4.38%, 05/15/55 (Call 11/15/54)	286	220,555
4.50%, 05/06/28 (Call 04/06/28)	25	24,422
4.50%, 07/08/44 (Call 01/08/44)	215	179,458
4.65%, 05/06/30 (Call 03/06/30)	25	24,134
4.90%, 02/06/33 (Call 11/06/32)	145	139,498
5.38%, 07/15/40	287	270,176
5.55%, 02/06/53 (Call 08/06/52)	270	254,324
6.13%, 07/08/39	219	224,204
6.25%, 11/09/32 (Call 08/09/32)	245	257,857
6.50%, 04/15/38	201	214,654
6.90%, 11/09/52 (Call 05/09/52)	495	552,031
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	130	115,643
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	425	281,813
3.05%, 07/15/61 (Call 01/15/61)	130	83,199
3.70%, 04/11/28 (Call 01/11/28)	3,885	3,732,928
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	205	162,718
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	770	733,952
4.50%, 05/15/25 (Call 04/15/25)	771	758,798
4.65%, 05/15/27 (Call 03/15/27)	470	459,614
4.70%, 05/15/30 (Call 02/15/30)	298	283,979
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	270	256,459
3.70%, 04/01/29 (Call 02/01/29)	280	260,399
3.80%, 04/01/32 (Call 01/01/32)	590	524,344
		37,514,246
Telecommunications — 0.9%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	105	85,639
6.13%, 11/15/37	47	48,283
6.13%, 03/30/40	317	326,830
6.38%, 03/01/35	105	111,717
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	75	49,317
3.50%, 06/01/41 (Call 12/01/40)	305	226,581
3.50%, 09/15/53 (Call 03/15/53)	819	545,650
3.50%, 02/01/61 (Call 08/01/60)	160	102,314
3.55%, 09/15/55 (Call 03/15/55)	1,021	674,194
3.65%, 06/01/51 (Call 12/01/50)	474	330,047
3.65%, 09/15/59 (Call 03/15/59)	603	397,835
3.80%, 12/01/57 (Call 06/01/57)	675	461,318
3.85%, 06/01/60 (Call 12/01/59)	255	174,476
4.30%, 02/15/30 (Call 11/15/29)	461	436,110
4.30%, 12/15/42 (Call 06/15/42)	65	53,161
4.35%, 06/15/45 (Call 12/15/44)	100	79,799
4.50%, 05/15/35 (Call 11/15/34)	449	405,898
4.50%, 03/09/48 (Call 09/09/47)	412	335,108
4.55%, 03/09/49 (Call 09/09/48)	286	231,894
4.65%, 06/01/44 (Call 12/01/43)	85	70,661
4.75%, 05/15/46 (Call 11/15/45)	260	220,014
4.85%, 03/01/39 (Call 09/01/38)	130	116,684
4.85%, 07/15/45 (Call 01/15/45)	55	46,522
4.90%, 08/15/37 (Call 02/14/37)	168	153,054
5.15%, 03/15/42	122	110,638
5.15%, 02/15/50 (Call 08/14/49)	261	230,627
5.25%, 03/01/37 (Call 09/01/36)	232	221,361
5.35%, 09/01/40	14	13,118

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.40%, 02/15/34 (Call 11/15/33)	$290	$286,806
5.45%, 03/01/47 (Call 09/01/46)	105	97,342
5.55%, 08/15/41	10	9,560
5.65%, 02/15/47 (Call 08/15/46)	50	49,163
5.70%, 03/01/57 (Call 09/01/56)	76	70,574
6.00%, 08/15/40 (Call 05/15/40)	150	150,365
6.30%, 01/15/38	25	26,005
6.38%, 03/01/41	35	36,229
6.55%, 02/15/39	73	76,851
Bell Telephone Co. of Canada or Bell Canada (The), 3.65%, 08/15/52 (Call 02/15/52)	35	24,987
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	850	836,231
9.63%, 12/15/30	1,227	1,484,082
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	752	709,051
2.95%, 02/28/26	465	448,079
3.50%, 06/15/25	275	269,468
5.50%, 01/15/40	415	425,004
5.90%, 02/15/39	362	385,587
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	27	20,027
4.38%, 11/15/57 (Call 05/15/57)	106	83,941
5.35%, 11/15/48 (Call 05/15/48)	59	54,504
5.75%, 08/15/40	48	47,498
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	238	281,035
Juniper Networks Inc., 5.95%, 03/15/41(b)	144	135,657
Koninklijke KPN NV, 8.38%, 10/01/30	1,520	1,739,420
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	70	56,746
4.60%, 02/23/28 (Call 11/23/27)	188	183,629
4.60%, 05/23/29 (Call 02/23/29)	297	288,137
5.50%, 09/01/44	50	46,323
5.60%, 06/01/32 (Call 03/01/32)	115	113,869
Nokia OYJ, 4.38%, 06/12/27	1,375	1,301,091
Orange SA
5.38%, 01/13/42	335	316,773
5.50%, 02/06/44 (Call 08/06/43)	100	95,703
9.00%, 03/01/31	815	985,313
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	114	106,284
3.20%, 03/15/27 (Call 02/15/27)	40	37,272
3.70%, 11/15/49 (Call 05/15/49)	175	121,210
3.80%, 03/15/32 (Call 12/15/31)	45	39,178
4.30%, 02/15/48 (Call 08/15/47)	210	158,639
4.35%, 05/01/49 (Call 11/01/48)	235	180,887
4.50%, 03/15/42 (Call 09/15/41)	45	37,081
4.50%, 03/15/43 (Call 09/15/42)	87	70,413
4.55%, 03/15/52 (Call 09/15/51)	70	55,505
5.00%, 03/15/44 (Call 09/15/43)	210	180,431
5.45%, 10/01/43 (Call 04/01/43)	85	76,907
7.50%, 08/15/38	87	94,531
Sprint Capital Corp., 8.75%, 03/15/32	5	5,973
Telefonica Emisiones SA
4.10%, 03/08/27	110	105,770
4.67%, 03/06/38	165	143,201
5.21%, 03/08/47	210	179,813
7.05%, 06/20/36	388	421,129
Telefonica Europe BV, 8.25%, 09/15/30	255	292,757
Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	$475	$441,215
3.70%, 09/15/27 (Call 06/15/27)	445	423,088
4.30%, 06/15/49 (Call 12/15/48)	211	163,499
4.60%, 11/16/48 (Call 05/16/48)	251	205,708
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	85	59,867
3.30%, 02/15/51 (Call 08/15/50)	250	167,320
3.40%, 10/15/52 (Call 04/15/52)	285	191,695
3.60%, 11/15/60 (Call 05/15/60)	370	246,758
3.88%, 04/15/30 (Call 01/15/30)	35	32,141
4.38%, 04/15/40 (Call 10/15/39)	234	199,983
4.50%, 04/15/50 (Call 10/15/49)	575	475,890
5.65%, 01/15/53 (Call 07/15/52)	265	258,526
5.75%, 01/15/54 (Call 07/15/53)	300	296,603
5.80%, 09/15/62 (Call 03/15/62)	70	68,703
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	15	11,961
2.55%, 03/21/31 (Call 12/21/30)	26	21,576
2.88%, 11/20/50 (Call 05/20/50)	495	312,796
2.99%, 10/30/56 (Call 04/30/56)	716	439,294
3.00%, 11/20/60 (Call 05/20/60)	381	231,434
3.55%, 03/22/51 (Call 09/22/50)	540	386,496
3.70%, 03/22/61 (Call 09/22/60)	667	471,678
3.85%, 11/01/42 (Call 05/01/42)	316	250,760
4.13%, 08/15/46	459	370,371
4.40%, 11/01/34 (Call 05/01/34)	516	474,472
4.50%, 08/10/33	489	456,867
4.52%, 09/15/48	175	150,504
4.67%, 03/15/55	220	189,591
4.75%, 11/01/41	299	276,322
4.81%, 03/15/39	317	290,113
4.86%, 08/21/46	643	572,792
5.01%, 04/15/49(b)	125	116,764
5.01%, 08/21/54	155	140,904
5.05%, 05/09/33 (Call 02/09/33)	110	108,289
5.25%, 03/16/37	350	346,885
5.50%, 03/16/47	72	70,566
5.85%, 09/15/35	50	52,048
6.55%, 09/15/43	40	43,724
7.75%, 12/01/30	155	176,127
Vodafone Group PLC
4.13%, 05/30/25	771	757,344
4.25%, 09/17/50	225	173,492
4.38%, 05/30/28	10	9,804
4.38%, 02/19/43	217	178,099
4.88%, 06/19/49	460	391,147
5.00%, 05/30/38	150	142,941
5.63%, 02/10/53 (Call 08/10/52)	150	142,631
5.75%, 02/10/63 (Call 08/10/62)	125	118,457
6.15%, 02/27/37	430	443,401
6.25%, 11/30/32	90	94,660
7.88%, 02/15/30	285	319,228
		31,665,415
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	249	231,485
3.55%, 11/19/26 (Call 09/19/26)	729	681,212
3.90%, 11/19/29 (Call 08/19/29)	1,081	972,532

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
6.35%, 03/15/40	$40	$38,810
		1,924,039
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	15	9,680
3.05%, 02/15/51 (Call 08/15/50)	47	31,137
3.30%, 09/15/51 (Call 03/15/51)	15	10,484
3.55%, 02/15/50 (Call 08/15/49)	53	39,345
3.90%, 08/01/46 (Call 02/01/46)	82	64,772
4.05%, 06/15/48 (Call 12/15/47)	162	130,200
4.13%, 06/15/47 (Call 12/15/46)	82	66,817
4.15%, 04/01/45 (Call 10/01/44)	87	71,844
4.15%, 12/15/48 (Call 06/15/48)	93	75,927
4.55%, 09/01/44 (Call 03/01/44)	40	35,060
4.70%, 09/01/45 (Call 03/01/45)	30	26,581
4.90%, 04/01/44 (Call 10/01/43)	80	74,581
5.15%, 09/01/43 (Call 03/01/43)	92	87,860
5.20%, 04/15/54 (Call 10/15/53)	230	223,262
5.40%, 06/01/41 (Call 12/01/40)	70	69,879
5.75%, 05/01/40 (Call 11/01/39)	40	41,397
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	585	351,068
3.20%, 08/02/46 (Call 02/02/46)	169	120,174
3.65%, 02/03/48 (Call 08/03/47)	117	89,626
3.85%, 08/05/32 (Call 05/05/32)	50	45,651
4.40%, 08/05/52 (Call 02/05/52)	90	77,520
4.45%, 01/20/49 (Call 07/20/48)	70	59,962
5.85%, 11/01/33 (Call 08/01/33)	40	42,226
6.20%, 06/01/36	150	161,355
6.25%, 08/01/34	40	43,114
6.38%, 11/15/37	51	54,839
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	63,504
3.10%, 12/02/51 (Call 06/02/51)	270	180,504
3.50%, 05/01/50 (Call 11/01/49)	100	70,545
4.20%, 11/15/69 (Call 05/15/69)	195	146,722
4.30%, 05/15/43 (Call 11/15/42)	157	128,804
4.70%, 05/01/48 (Call 11/01/47)	126	107,052
4.80%, 09/15/35 (Call 03/15/35)	60	56,026
4.80%, 08/01/45 (Call 02/01/45)	110	96,723
4.95%, 08/15/45 (Call 02/15/45)	180	159,677
5.95%, 05/15/37	85	86,669
6.13%, 09/15/2115 (Call 03/15/15)	145	147,024
7.13%, 10/15/31	105	115,508
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,685	1,599,650
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	119	101,746
2.50%, 05/15/51 (Call 11/15/50)	40	23,455
3.35%, 09/15/49 (Call 03/15/49)	165	114,649
3.80%, 11/01/46 (Call 05/01/46)	154	117,688
3.80%, 04/15/50 (Call 10/15/49)	95	71,561
3.95%, 05/01/50 (Call 11/01/49)	138	107,396
4.10%, 11/15/32 (Call 08/15/32)	50	46,529
4.10%, 03/15/44 (Call 09/15/43)	69	56,165
4.25%, 11/01/66 (Call 05/01/66)	60	46,720
4.30%, 03/01/48 (Call 09/01/47)	195	160,672
4.40%, 03/01/43 (Call 09/01/42)	78	66,335
4.50%, 03/15/49 (Call 09/15/48)	133	111,556
4.50%, 11/15/52 (Call 05/15/52)	25	21,370
4.50%, 08/01/54 (Call 02/01/54)	160	135,256
Security	Par (000)	Value

Transportation (continued)
4.65%, 03/01/68 (Call 09/01/67)	$98	$81,647
4.75%, 05/30/42 (Call 11/30/41)	210	188,349
4.75%, 11/15/48 (Call 05/15/48)	103	89,947
5.50%, 04/15/41 (Call 10/15/40)	160	156,949
6.00%, 10/01/36	82	86,173
6.15%, 05/01/37	79	84,080
6.22%, 04/30/40	110	116,751
FedEx Corp.
3.88%, 08/01/42	40	31,094
3.90%, 02/01/35	79	68,477
4.05%, 02/15/48 (Call 08/15/47)	195	150,594
4.10%, 04/15/43	58	46,034
4.10%, 02/01/45	155	121,643
4.40%, 01/15/47 (Call 07/15/46)	145	117,955
4.55%, 04/01/46 (Call 10/01/45)	278	234,107
4.75%, 11/15/45 (Call 05/15/45)	198	170,952
4.90%, 01/15/34	77	74,767
4.95%, 10/17/48 (Call 04/17/48)	81	71,709
5.10%, 01/15/44	145	131,355
5.25%, 05/15/50 (Call 11/15/49)(b)	301	279,598
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	132	114,183
2.90%, 08/25/51 (Call 02/25/51)	311	193,028
3.16%, 05/15/55 (Call 11/15/54)	210	134,280
3.40%, 11/01/49 (Call 05/01/49)	101	70,163
3.94%, 11/01/47 (Call 05/01/47)	185	142,721
3.95%, 10/01/42 (Call 04/01/42)	137	108,933
4.05%, 08/15/52 (Call 02/15/52)	224	173,106
4.10%, 05/15/49 (Call 11/15/48)	290	227,785
4.10%, 05/15/2121 (Call 11/15/20)	10	6,895
4.15%, 02/28/48 (Call 08/28/47)	249	197,769
4.45%, 03/01/33 (Call 12/01/32)(b)	50	47,131
4.45%, 06/15/45 (Call 12/15/44)	121	101,118
4.55%, 06/01/53 (Call 12/01/52)	40	33,695
4.65%, 01/15/46 (Call 07/15/45)	100	85,391
4.84%, 10/01/41	210	189,412
5.05%, 08/01/30 (Call 06/01/30)	175	174,026
5.35%, 08/01/54 (Call 02/01/54)	140	133,667
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	122,374
2.85%, 03/01/27 (Call 02/01/27)	45	41,504
4.30%, 06/15/27 (Call 05/15/27)	40	38,504
4.63%, 06/01/25 (Call 05/01/25)	573	563,350
5.25%, 06/01/28 (Call 05/01/28)	1,015	1,009,064
5.65%, 03/01/28 (Call 02/01/28)	90	90,884
6.30%, 12/01/28 (Call 11/01/28)	100	103,207
6.60%, 12/01/33 (Call 09/01/33)	485	509,698
Union Pacific Corp.
2.97%, 09/16/62 (Call 03/16/62)	75	45,411
3.25%, 02/05/50 (Call 08/05/49)	280	197,516
3.35%, 08/15/46 (Call 02/15/46)	59	40,823
3.38%, 02/01/35 (Call 08/01/34)	60	50,301
3.55%, 08/15/39 (Call 02/15/39)	140	112,292
3.55%, 05/20/61 (Call 11/20/60)	110	75,616
3.60%, 09/15/37 (Call 03/15/37)	75	62,339
3.75%, 02/05/70 (Call 08/05/69)	147	102,962
3.80%, 10/01/51 (Call 04/01/51)	199	154,218
3.80%, 04/06/71 (Call 10/06/70)	125	89,559
3.84%, 03/20/60 (Call 09/20/59)	157	116,905
3.85%, 02/14/72 (Call 08/14/71)	70	49,975
3.88%, 02/01/55 (Call 08/01/54)	150	112,730

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.95%, 08/15/59 (Call 02/15/59)	$105	$78,944
4.00%, 04/15/47 (Call 10/15/46)	90	70,463
4.05%, 11/15/45 (Call 05/15/45)	64	50,412
4.05%, 03/01/46 (Call 09/01/45)	197	156,359
4.10%, 09/15/67 (Call 03/15/67)	115	87,024
4.30%, 03/01/49 (Call 09/01/48)	100	82,148
4.50%, 09/10/48 (Call 03/10/48)	300	253,706
4.96%, 05/15/53 (Call 11/15/52)	130	121,563
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	161	119,290
3.40%, 09/01/49 (Call 03/01/49)(b)	120	89,582
3.63%, 10/01/42	160	127,436
3.75%, 11/15/47 (Call 05/15/47)	220	173,498
4.25%, 03/15/49 (Call 09/15/48)	115	96,987
4.88%, 03/03/33 (Call 12/03/32)	200	199,160
4.88%, 11/15/40 (Call 05/15/40)	295	279,366
5.05%, 03/03/53 (Call 09/03/52)	100	96,307
5.20%, 04/01/40 (Call 10/01/39)	150	147,994
5.30%, 04/01/50 (Call 10/01/49)	188	186,566
6.20%, 01/15/38	376	410,747
		17,196,135
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	185	111,692
3.25%, 03/30/25 (Call 12/30/24)	135	130,479
3.25%, 09/15/26 (Call 06/15/26)	165	155,016
3.50%, 03/15/28 (Call 12/15/27)	100	91,741
3.50%, 06/01/32 (Call 03/01/32)	50	41,622
3.85%, 03/30/27 (Call 12/30/26)	155	146,206
4.55%, 11/07/28 (Call 08/07/28)	164	155,642
4.70%, 04/01/29 (Call 01/01/29)	30	28,698
5.20%, 03/15/44 (Call 09/15/43)	87	75,108
5.45%, 09/15/33 (Call 06/15/33)	320	306,411
6.05%, 03/15/34 (Call 12/15/33)	280	278,244
6.90%, 05/01/34 (Call 02/01/34)	75	79,012
		1,599,871
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	5	4,448

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	139	120,343
3.25%, 06/01/51 (Call 12/01/50)	20	13,552
3.45%, 06/01/29 (Call 03/01/29)	217	199,502
3.45%, 05/01/50 (Call 11/01/49)	245	173,710
3.75%, 09/01/47 (Call 03/01/47)	302	228,955
4.00%, 12/01/46 (Call 06/01/46)	86	66,394
4.15%, 06/01/49 (Call 12/01/48)	198	158,393
4.20%, 09/01/48 (Call 03/01/48)	126	102,261
4.30%, 12/01/42 (Call 06/01/42)	50	42,029
4.30%, 09/01/45 (Call 03/01/45)	30	24,529
6.59%, 10/15/37	80	88,565
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	132	111,533
3.35%, 04/15/50 (Call 10/15/49)	248	162,950
3.57%, 05/01/29 (Call 02/01/29)	160	146,953
4.28%, 05/01/49 (Call 11/01/48)	258	198,733
5.30%, 05/01/52 (Call 11/01/51)	135	119,799
Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$40	$42,592
		2,000,793
Total Corporate Bonds & Notes — 26.0%
(Cost: $962,207,062)		878,982,519

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	210,600
Series HK, 9.38%, 04/15/30	1,880	2,310,322
Series HQ, 9.50%, 11/15/30	920	1,149,981
Province of Alberta Canada
1.30%, 07/22/30	356	286,849
3.30%, 03/15/28	759	719,751
Province of British Columbia Canada
4.20%, 07/06/33	2,120	2,023,319
7.25%, 09/01/36	50	60,576
Province of Manitoba, 4.30%, 07/27/33	995	954,115
Province of Manitoba Canada, 1.50%, 10/25/28	105	90,835
Province of Ontario Canada
1.13%, 10/07/30	190	150,680
1.60%, 02/25/31	210	170,902
1.80%, 10/14/31	230	187,024
Province of Quebec, 4.50%, 09/08/33	1,000	976,252
Province of Quebec Canada
1.35%, 05/28/30	305	249,201
1.90%, 04/21/31	140	116,205
2.75%, 04/12/27	75	70,628
3.63%, 04/13/28	20	19,263
Series PD, 7.50%, 09/15/29	419	479,363
		10,225,866
Chile — 0.0%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	295	211,416
3.10%, 01/22/61 (Call 07/22/60)	325	199,821
3.25%, 09/21/71 (Call 03/21/71)	200	122,548
3.50%, 01/25/50 (Call 07/25/49)	432	306,810
3.86%, 06/21/47	265	204,169
4.95%, 01/05/36 (Call 10/05/35)	95	90,423
		1,135,187
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	222	245,729

Indonesia — 0.0%
Indonesia Government International Bond
3.05%, 03/12/51	30	20,750
3.20%, 09/23/61 (Call 03/23/61)	55	35,705
3.35%, 03/12/71	110	71,673
3.50%, 01/11/28	97	91,318
3.50%, 02/14/50	125	91,508
3.70%, 10/30/49	80	60,999
4.20%, 10/15/50	65	53,449
4.30%, 03/31/52 (Call 09/30/51)	10	8,341
4.35%, 01/11/48	30	25,622
4.45%, 04/15/70	552	451,888
5.35%, 02/11/49	135	132,882
5.65%, 01/11/53 (Call 07/11/52)	505	510,294
		1,554,429

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	$450	$324,770
4.13%, 01/17/48	270	204,267
4.50%, 01/17/33	255	233,958
4.50%, 01/30/43	105	87,042
4.50%, 04/03/2120	170	123,294
State of Israel, 3.38%, 01/15/50	80	52,865
		1,026,196
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	955	834,861
3.88%, 05/06/51	1,175	785,265
4.00%, 10/17/49	532	373,561
5.38%, 06/15/33	946	918,696
		2,912,383
Japan — 0.0%
Japan Bank for International Cooperation, 1.88%, 04/15/31	85	69,407

Mexico — 0.2%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	35	28,530
3.77%, 05/24/61 (Call 11/24/60)	285	180,824
4.28%, 08/14/41 (Call 02/14/41)	465	363,668
4.35%, 01/15/47	212	159,658
4.40%, 02/12/52 (Call 08/12/51)	215	158,983
4.50%, 04/22/29	490	470,612
4.50%, 01/31/50 (Call 07/31/49)	337	258,122
4.60%, 01/23/46	387	302,858
4.60%, 02/10/48	327	253,544
4.75%, 03/08/44	855	690,029
5.00%, 04/27/51 (Call 10/27/50)	395	322,167
5.55%, 01/21/45(b)	360	324,877
5.75%, 10/12/2110	344	287,116
6.05%, 01/11/40	423	406,770
6.34%, 05/04/53 (Call 11/04/52)	470	449,329
6.35%, 02/09/35 (Call 11/09/34)	235	237,371
6.75%, 09/27/34	371	387,060
7.50%, 04/08/33	505	561,672
8.30%, 08/15/31	365	433,094
		6,276,284
Panama — 0.0%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	240	135,334
4.30%, 04/29/53	190	118,279
4.50%, 05/15/47 (Call 11/15/46)	40	26,815
4.50%, 04/16/50 (Call 10/16/49)	275	179,554
4.50%, 04/01/56 (Call 10/01/55)	522	330,535
4.50%, 01/19/63 (Call 07/19/62)	295	182,007
6.40%, 02/14/35 (Call 11/14/34)	115	107,779
6.70%, 01/26/36	572	544,847
9.38%, 04/01/29 (Call 04/01/24)	102	113,609
		1,738,759
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	220	127,532
3.00%, 01/15/34 (Call 10/15/33)	240	193,773
3.23%, 07/28/2121 (Call 01/28/21)	220	127,073
3.30%, 03/11/41 (Call 09/11/40)	50	36,551
3.55%, 03/10/51 (Call 09/10/50)	145	102,400
Security	Par (000)	Value

Peru (continued)
3.60%, 01/15/72 (Call 07/15/71)	$75	$48,717
5.63%, 11/18/50	362	351,651
6.55%, 03/14/37	561	600,130
8.75%, 11/21/33	532	647,914
		2,235,741
Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45	160	110,103
3.20%, 07/06/46	80	56,398
3.70%, 03/01/41	327	260,910
3.70%, 02/02/42	237	187,644
3.95%, 01/20/40	132	111,457
5.00%, 01/13/37	257	251,033
5.50%, 01/17/48	115	112,835
5.95%, 10/13/47	10	10,372
6.38%, 01/15/32	135	146,371
6.38%, 10/23/34	297	322,755
7.75%, 01/14/31	230	265,361
9.50%, 02/02/30	167	205,212
		2,040,451
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	345	334,652
5.50%, 04/04/53 (Call 10/04/52)	315	303,973
5.75%, 11/16/32 (Call 08/16/32)	160	166,031
		804,656
South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	283	231,406
4.13%, 06/10/44	555	482,141
		713,547
Supranational — 2.3%
Asian Development Bank
6.22%, 08/15/27 (Call 02/15/24)	870	913,042
6.38%, 10/01/28 (Call 04/01/24)	41	43,848
Council of Europe Development Bank
0.88%, 09/22/26	2,385	2,151,953
1.38%, 02/27/25	395	377,426
3.63%, 01/26/28	965	934,179
European Investment Bank
2.38%, 05/24/27	1,305	1,217,631
4.88%, 02/15/36	1,383	1,420,291
Inter-American Development Bank
0.63%, 07/15/25	1,200	1,120,575
0.63%, 09/16/27(b)	1,199	1,040,950
0.88%, 04/03/25	1,700	1,608,435
0.88%, 04/20/26	2,890	2,647,419
1.13%, 07/20/28	1,158	998,512
1.13%, 01/13/31	1,685	1,345,420
1.50%, 01/13/27	1,300	1,186,900
1.75%, 03/14/25	1,330	1,276,128
2.00%, 06/02/26	485	454,706
2.00%, 07/23/26	605	566,139
2.13%, 01/15/25	1,740	1,683,997
2.25%, 06/18/29	1,270	1,134,452
2.38%, 07/07/27	1,622	1,510,528
3.13%, 09/18/28	1,170	1,102,664
3.20%, 08/07/42	895	702,537
3.50%, 09/14/29	1,015	967,877
3.88%, 10/28/41	800	693,605

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.38%, 01/24/44	$680	$627,873
7.00%, 06/15/25	95	97,519
International Bank for Reconstruction &
Development
0.38%, 07/28/25	855	794,276
0.50%, 10/28/25	1,600	1,476,281
0.63%, 04/22/25	1,875	1,767,087
0.65%, 02/10/26 (Call 02/10/24)(b)	345	311,337
0.75%, 03/11/25	1,220	1,155,959
0.75%, 11/24/27	3,465	2,999,809
0.75%, 08/26/30	3,425	2,683,683
0.85%, 02/10/27 (Call 02/10/24)(b)	155	135,024
0.88%, 05/14/30	2,050	1,636,401
1.13%, 09/13/28	370	317,752
1.25%, 02/10/31	770	619,480
1.38%, 04/20/28	2,200	1,932,821
1.63%, 01/15/25	2,448	2,356,233
1.63%, 11/03/31(b)	2,760	2,245,231
1.75%, 10/23/29	2,782	2,397,377
1.88%, 10/27/26	2,899	2,690,512
2.13%, 03/03/25	1,730	1,669,084
2.50%, 07/29/25	3,391	3,263,304
2.50%, 11/22/27	2,850	2,647,160
2.50%, 03/29/32	1,200	1,037,265
3.13%, 11/20/25	955	925,090
4.75%, 02/15/35(b)	694	695,578
International Finance Corp.
0.38%, 07/16/25	690	642,035
0.75%, 10/08/26	930	836,917
0.75%, 08/27/30	1,320	1,037,565
2.13%, 04/07/26	760	717,757
3.63%, 09/15/25	2,910	2,849,103
Nordic Investment Bank
0.38%, 09/11/25	3,070	2,839,125
2.63%, 04/04/25	2,840	2,750,986
3.38%, 09/08/27	1,030	991,890
		76,246,728
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	185	158,367
4.98%, 04/20/55	639	583,785
5.10%, 06/18/50	622	587,640
5.75%, 10/28/34 (Call 07/28/34)	10	10,472
7.63%, 03/21/36	448	535,134
		1,875,398

Total Foreign Government Obligations — 3.2%
(Cost: $118,663,167)		109,100,761

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	41,658

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	91,494

Total Municipal Debt Obligations — 0.0%
(Cost: $139,489)		133,152
Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	$87	$80,394
3.00%, 05/01/29	3,068	2,951,483
3.00%, 03/01/46	346	300,786
3.00%, 09/01/46	324	286,000
3.00%, 12/01/46	419	363,920
3.00%, 10/01/50	1,426	1,215,026
3.00%, 12/01/50	452	384,914
3.00%, 07/01/51	2,818	2,403,498
3.00%, 02/01/52	1,437	1,227,917
3.50%, 05/01/33	18	17,518
3.50%, 06/01/34	13	12,385
3.50%, 03/01/38	27	25,840
3.50%, 10/01/42	9	8,646
3.50%, 10/01/44	11	9,658
3.50%, 07/01/47	13	12,054
3.50%, 09/01/47	13	11,430
3.50%, 02/01/48	7	5,887
3.50%, 03/01/48	5	4,559
3.50%, 04/01/52	3,353	2,950,713
3.50%, 05/01/52	2,834	2,493,938
4.00%, 09/01/45	5	4,940
4.00%, 01/01/48	344	319,309
4.00%, 02/01/48	4	3,906
4.00%, 01/01/49	8	7,187
4.50%, 10/01/48	14	13,585
4.50%, 01/01/49	3	2,469
4.50%, 08/01/53	252	235,996
5.00%, 06/01/53	1,391	1,342,725
5.00%, 08/01/53	3,436	3,307,681
5.50%, 04/01/53	734	728,840
6.00%, 01/01/53	513	519,504
6.00%, 08/01/53	5,101	5,173,067
Federal National Mortgage Association
2.50%, 01/01/52	9,482	7,727,570
2.50%, 07/01/52	867	704,203
3.00%, 07/01/50	640	545,355
3.00%, 09/01/50	537	457,802
3.00%, 11/01/50	486	414,226
3.00%, 01/01/51	522	445,024
3.00%, 06/01/51	1,888	1,612,481
3.00%, 01/01/52	3,633	3,065,129
3.00%, 02/01/52	885	754,244
3.00%, 03/01/52	2,449	2,085,494
3.50%, 05/01/52	2,105	1,852,899
4.00%, 11/01/49	280	257,789
4.00%, 01/01/50	88	80,995
4.50%, 08/01/53	730	684,613
5.50%, 06/01/53	542	539,049
5.50%, 07/01/53	2,038	2,019,795
6.00%, 07/01/53	1,314	1,318,532
6.00%, 08/01/53	1,905	1,926,909
6.00%, 09/01/53	1,355	1,374,382
6.50%, 10/01/53	3,843	3,937,103
Series 2017-M11, Class A2, 2.98%, 08/25/29	144	131,240
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,564	1,477,380
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	600	475,295
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	795,239

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
2.58%, 05/25/32	$5,000	$4,176,836
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	194,485
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	5,314	5,162,283
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	100	95,787
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	1,919,840
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	888,041
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	263,811
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,920	1,542,040
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	2,000	1,612,473
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	2,943	2,802,126
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	797,985
Government National Mortgage Association
1.50%, 10/20/51	234	180,065
2.00%, 07/20/50	74	59,760
2.00%, 08/20/50	3,360	2,724,953
2.00%, 09/20/50	4,035	3,276,050
2.00%, 11/20/50	1,674	1,357,924
2.00%, 12/20/50	1,730	1,403,153
2.00%, 02/20/51	1,806	1,464,367
2.00%, 08/20/51	4,174	3,371,009
2.00%, 10/20/51	3,190	2,576,167
2.00%, 11/20/51	879	709,038
2.00%, 12/20/51	3,256	2,627,216
2.00%, 01/20/52	2,738	2,208,293
2.00%, 03/20/52	1,393	1,123,719
2.00%, 04/20/52	4,052	3,267,796
2.00%, 12/20/53(g)	17,644	14,235,124
2.50%, 12/20/46	109	92,347
2.50%, 06/20/50	3,863	3,243,711
2.50%, 08/20/50	321	265,356
2.50%, 09/20/50	445	368,359
2.50%, 01/20/51	1,200	1,005,720
2.50%, 02/20/51	7,125	5,963,536
2.50%, 05/20/51	851	712,255
2.50%, 07/20/51	2,862	2,392,852
2.50%, 08/20/51	7,460	6,236,718
2.50%, 11/20/51	3,017	2,518,281
2.50%, 12/20/51	2,801	2,337,837
2.50%, 02/20/52	2,221	1,855,439
2.50%, 03/20/52	3,830	3,199,211
2.50%, 04/20/52	1,082	902,860
2.50%, 05/20/52	2,044	1,705,925
2.50%, 07/20/52	676	564,519
2.50%, 08/20/52	1,627	1,359,047
2.50%, 12/20/53(g)	8,260	6,894,519
3.00%, 07/20/45	54	47,170
3.00%, 11/20/45	250	219,912
3.00%, 12/20/45	43	37,962
3.00%, 01/20/46	23	19,886
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/20/46	$397	$349,132
3.00%, 04/20/46	11	9,236
3.00%, 05/20/46	27	23,641
3.00%, 08/20/46	327	287,268
3.00%, 09/20/46	786	691,104
3.00%, 11/20/46	20	17,818
3.00%, 02/15/47	24	20,785
3.00%, 03/20/47	8	7,204
3.00%, 06/20/47	26	22,645
3.00%, 10/20/47	462	406,394
3.00%, 02/20/48	18	15,503
3.00%, 04/20/49	830	729,186
3.00%, 10/15/49	142	123,605
3.00%, 01/20/50	852	745,462
3.00%, 02/20/50	179	156,476
3.00%, 07/20/50	1,520	1,326,122
3.00%, 08/20/50	266	231,747
3.00%, 12/20/50	1,164	1,014,863
3.00%, 08/20/51	2,214	1,920,306
3.00%, 09/20/51	1,645	1,426,681
3.00%, 10/20/51	3,140	2,722,005
3.00%, 11/20/51	1,406	1,217,966
3.00%, 12/20/51	1,769	1,532,296
3.00%, 02/20/52	2,536	2,195,553
3.00%, 03/20/52	2,735	2,345,405
3.00%, 05/20/52	922	797,673
3.00%, 07/20/52	903	781,455
3.00%, 09/20/52	577	499,260
3.00%, 12/20/53(g)	11,738	10,152,610
3.50%, 09/20/42	34	30,732
3.50%, 12/20/42	30	27,661
3.50%, 09/20/45	2,556	2,324,249
3.50%, 11/20/46	8	7,138
3.50%, 01/20/47	7	6,801
3.50%, 06/20/47	7	6,050
3.50%, 08/20/47	121	109,525
3.50%, 09/20/47	4,537	4,112,164
3.50%, 11/20/47	29	26,246
3.50%, 02/20/48	16	14,053
3.50%, 08/20/48	29	25,997
3.50%, 01/20/49	12	11,257
3.50%, 03/20/49	1,288	1,166,742
3.50%, 09/20/49	863	779,750
3.50%, 10/20/49	612	552,837
3.50%, 12/20/49	247	222,809
3.50%, 01/20/50	564	509,711
3.50%, 03/20/50	388	350,341
3.50%, 08/20/50	189	171,731
3.50%, 01/20/52	2,558	2,287,062
3.50%, 02/20/52	556	497,682
3.50%, 05/20/53	1,575	1,422,532
3.50%, 12/20/53(g)	11,775	10,524,102
4.00%, 04/20/47	58	54,048
4.00%, 07/20/47	66	61,378
4.00%, 11/20/47	14	12,725
4.00%, 04/20/48	3	2,457
4.00%, 05/15/48	4	3,734
4.00%, 05/20/48	10	9,336
4.00%, 08/20/48	22	20,317
4.00%, 09/20/48	57	52,721
4.00%, 11/20/48	636	592,900

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/20/48	$1,126	$1,050,410
4.00%, 02/20/49	788	735,224
4.00%, 01/20/50	2,316	2,156,858
4.00%, 02/20/50	1,921	1,788,997
4.00%, 07/20/52	263	242,405
4.00%, 09/20/52	2,874	2,644,650
4.00%, 12/20/52	698	642,284
4.00%, 12/20/53(g)	7,131	6,568,180
4.50%, 07/20/41	899	874,794
4.50%, 06/20/48	20	19,014
4.50%, 08/20/48	3	3,154
4.50%, 09/20/48	241	231,258
4.50%, 10/20/48	120	115,069
4.50%, 12/20/48	47	45,138
4.50%, 01/20/49	176	168,749
4.50%, 03/20/49	1,367	1,311,107
4.50%, 06/20/49	34	32,282
4.50%, 07/20/49	14	13,321
4.50%, 08/20/49	3	3,354
4.50%, 07/20/52	944	893,150
4.50%, 08/20/52	4,224	3,998,027
4.50%, 04/20/53	3,413	3,226,449
4.50%, 12/20/53(g)	3,974	3,758,046
5.00%, 04/20/48	6	6,109
5.00%, 05/20/48	3	2,726
5.00%, 11/20/48	2	2,008
5.00%, 12/20/48	4	4,324
5.00%, 01/20/49	22	21,585
5.00%, 06/20/49	334	329,680
5.00%, 07/20/52	241	233,869
5.00%, 09/20/52	1,752	1,703,844
5.00%, 04/20/53	2,553	2,482,035
5.00%, 12/20/53(g)	8,352	8,112,424
5.50%, 12/20/52	2,813	2,792,268
5.50%, 01/20/53	120	119,207
5.50%, 03/20/53	2,513	2,494,586
5.50%, 04/20/53	2,716	2,695,925
5.50%, 06/20/53	597	592,882
5.50%, 07/20/53	694	690,717
5.50%, 12/20/53(g)	1,250	1,240,800
6.00%, 09/20/53	1,586	1,597,310
6.00%, 10/20/53	2,380	2,396,813
6.00%, 12/20/53(g)	4,150	4,179,734
6.50%, 11/20/53	1,234	1,254,940
6.50%, 12/20/53(g)	4,500	4,576,113
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	468	397,921
1.50%, 10/01/36	394	335,825
1.50%, 11/01/36	261	223,204
1.50%, 02/01/37	2,572	2,184,569
1.50%, 03/01/37	3,677	3,117,881
1.50%, 04/01/37	614	520,960
1.50%, 08/01/37	346	293,927
1.50%, 12/18/38(g)	3,031	2,570,628
1.50%, 11/01/50	440	326,590
1.50%, 02/01/51	3,376	2,490,033
1.50%, 04/01/51	1,177	871,135
1.50%, 05/01/51	2,247	1,663,634
1.50%, 07/01/51	4,507	3,336,088
1.50%, 11/01/51	1,507	1,114,670
1.50%, 04/01/52	462	341,752
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 12/13/53(g)	$1,000	$736,562
2.00%, 12/01/35	1,591	1,400,388
2.00%, 02/01/36	4,610	4,056,339
2.00%, 03/01/36	703	618,016
2.00%, 05/01/36	1,518	1,332,362
2.00%, 06/01/36	1,379	1,211,005
2.00%, 08/01/36	1,198	1,050,478
2.00%, 09/01/36	2,023	1,771,460
2.00%, 10/01/36	574	503,130
2.00%, 11/01/36	1,193	1,044,654
2.00%, 12/01/36	1,609	1,408,341
2.00%, 01/01/37	3,382	2,960,620
2.00%, 02/01/37	5,213	4,562,081
2.00%, 03/01/37	222	194,105
2.00%, 04/01/37	8,183	7,150,081
2.00%, 05/01/37	3,150	2,752,026
2.00%, 06/01/37	2,283	1,995,308
2.00%, 12/18/38(g)	16,436	14,353,015
2.00%, 07/01/50	1,272	998,061
2.00%, 08/01/50	805	631,161
2.00%, 09/01/50	3,865	3,029,454
2.00%, 10/01/50	2,695	2,112,459
2.00%, 11/01/50	4,179	3,270,251
2.00%, 12/01/50	8,216	6,461,352
2.00%, 01/01/51	3,809	2,986,412
2.00%, 02/01/51	3,067	2,398,902
2.00%, 03/01/51	4,522	3,537,250
2.00%, 04/01/51	8,474	6,625,075
2.00%, 05/01/51	12,432	9,718,149
2.00%, 06/01/51	4,065	3,182,380
2.00%, 07/01/51	2,880	2,252,462
2.00%, 08/01/51	5,643	4,407,290
2.00%, 09/01/51	1,802	1,405,125
2.00%, 10/01/51	14,253	11,143,038
2.00%, 11/01/51	12,706	9,921,601
2.00%, 12/01/51	8,092	6,318,076
2.00%, 01/01/52	12,892	10,057,818
2.00%, 02/01/52	16,568	12,882,446
2.00%, 03/01/52	27,607	21,477,088
2.00%, 05/01/52	17,333	13,464,039
2.00%, 12/13/53(g)	22,285	17,303,963
2.50%, 01/01/32	72	66,425
2.50%, 04/01/32	327	304,757
2.50%, 06/01/32	126	117,157
2.50%, 01/01/33	62	58,588
2.50%, 11/01/34	388	351,543
2.50%, 07/01/35	531	482,254
2.50%, 10/01/35	2,184	1,977,684
2.50%, 03/01/36	886	802,439
2.50%, 05/01/36	1,814	1,635,442
2.50%, 06/01/36	463	417,326
2.50%, 07/01/36	1,757	1,585,912
2.50%, 08/01/36	325	293,122
2.50%, 03/01/37	1,038	933,607
2.50%, 04/01/37	1,206	1,085,468
2.50%, 05/01/37	2,108	1,894,796
2.50%, 06/01/37	886	796,341
2.50%, 12/18/38(g)	15,788	14,191,569
2.50%, 04/01/47	13	10,760
2.50%, 05/01/50	2,304	1,883,914
2.50%, 06/01/50	84	68,078

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/50	$229	$189,367
2.50%, 08/01/50	249	204,126
2.50%, 09/01/50	1,536	1,259,792
2.50%, 10/01/50	599	489,327
2.50%, 11/01/50	7,363	6,035,287
2.50%, 12/01/50	6,672	5,416,041
2.50%, 01/01/51	1,036	843,411
2.50%, 02/01/51	1,656	1,351,387
2.50%, 03/01/51	1,855	1,516,015
2.50%, 04/01/51	288	233,201
2.50%, 07/01/51	1,232	1,002,296
2.50%, 08/01/51	9,373	7,666,371
2.50%, 09/01/51	12,301	10,013,452
2.50%, 10/01/51	14,790	12,082,047
2.50%, 11/01/51	6,187	5,036,376
2.50%, 12/01/51	18,965	15,446,451
2.50%, 01/01/52	8,318	6,764,625
2.50%, 02/01/52	9,945	8,098,118
2.50%, 03/01/52	8,701	7,064,605
2.50%, 04/01/52	8,620	6,999,082
2.50%, 05/01/52	2,065	1,676,853
2.50%, 07/01/52	2,849	2,309,678
2.50%, 12/13/53(g)	14,404	11,660,488
3.00%, 03/01/30	910	870,162
3.00%, 01/01/31	40	38,215
3.00%, 08/01/32	75	70,686
3.00%, 10/01/33	31	29,079
3.00%, 07/01/34	8	7,177
3.00%, 09/01/34	52	48,869
3.00%, 11/01/34	25	22,796
3.00%, 12/01/34	60	55,172
3.00%, 03/01/35	189	174,934
3.00%, 07/01/35	153	141,950
3.00%, 10/01/35	478	442,416
3.00%, 07/01/37	776	718,079
3.00%, 12/15/37(g)	11,168	10,288,520
3.00%, 07/01/46	412	357,250
3.00%, 11/01/46	865	749,701
3.00%, 12/01/46	410	355,508
3.00%, 12/01/47	169	146,722
3.00%, 01/01/48	65	56,105
3.00%, 03/01/48	1,149	994,547
3.00%, 11/01/48	123	106,760
3.00%, 02/01/49	4,257	3,696,734
3.00%, 09/01/49	10	8,640
3.00%, 11/01/49	8	6,446
3.00%, 12/01/49	93	79,557
3.00%, 02/01/50	1,763	1,507,274
3.00%, 03/01/50	152	129,772
3.00%, 04/01/50	256	218,791
3.00%, 05/01/50	39	33,639
3.00%, 06/01/50	3,456	2,930,586
3.00%, 07/01/50	2,014	1,717,979
3.00%, 08/01/50	2,025	1,737,077
3.00%, 10/01/50	2,727	2,305,949
3.00%, 11/01/50	475	404,834
3.00%, 01/01/51	702	598,338
3.00%, 04/01/51	7,457	6,298,935
3.00%, 05/01/51	3,352	2,863,649
3.00%, 06/01/51	8,758	7,431,907
3.00%, 07/01/51	1,902	1,617,973
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/51	$987	$843,391
3.00%, 11/01/51	557	471,759
3.00%, 03/01/52	5,118	4,327,090
3.00%, 04/01/52	9,386	7,955,189
3.00%, 05/01/52	2,864	2,426,946
3.00%, 12/13/53(g)	5,740	4,837,372
3.50%, 06/01/33	19	18,484
3.50%, 11/01/33	15	14,531
3.50%, 02/01/34	392	375,627
3.50%, 07/01/34	21	20,040
3.50%, 08/01/34	11	10,485
3.50%, 01/01/35	16	14,886
3.50%, 12/15/37(g)	6,447	6,076,165
3.50%, 07/01/45	4,183	3,761,973
3.50%, 08/01/45	42	37,804
3.50%, 01/01/46	96	87,560
3.50%, 09/01/46	393	355,644
3.50%, 01/01/47	56	50,389
3.50%, 07/01/47	1,857	1,683,581
3.50%, 08/01/47	11	10,083
3.50%, 09/01/47	156	138,606
3.50%, 10/01/47	1,112	993,826
3.50%, 11/01/47	275	245,231
3.50%, 01/01/48	2,012	1,797,095
3.50%, 02/01/48	817	729,894
3.50%, 04/01/48	63	56,484
3.50%, 07/01/48	171	153,188
3.50%, 11/01/48	10	9,131
3.50%, 01/01/49	112	100,198
3.50%, 02/01/49	295	266,596
3.50%, 03/01/49	804	718,627
3.50%, 06/01/49	2,651	2,368,626
3.50%, 08/01/49	987	881,362
3.50%, 09/01/49	2,190	1,946,804
3.50%, 04/01/50	158	141,060
3.50%, 05/01/50	5,404	4,788,205
3.50%, 06/01/50	311	274,424
3.50%, 07/01/50	494	436,363
3.50%, 02/01/51	4,493	3,994,570
3.50%, 10/01/51	844	753,317
3.50%, 04/01/52	1,627	1,431,683
3.50%, 05/01/52	7,432	6,523,157
3.50%, 06/01/52	5,818	5,140,323
3.50%, 07/01/52	1,934	1,697,430
3.50%, 12/13/52(g)	15,678	13,746,052
4.00%, 07/01/33	11	11,077
4.00%, 12/18/38(g)	4,950	4,757,964
4.00%, 01/01/46	269	251,880
4.00%, 10/01/46	8	7,485
4.00%, 07/01/47	1,760	1,630,344
4.00%, 08/01/47	330	307,295
4.00%, 09/01/47	391	361,549
4.00%, 05/01/48	2,341	2,163,459
4.00%, 09/01/48	2,590	2,392,962
4.00%, 10/01/48	5	4,752
4.00%, 12/01/48	3	2,431
4.00%, 01/01/49	1,404	1,297,668
4.00%, 03/01/49	1,592	1,471,785
4.00%, 05/01/49	15	13,892
4.00%, 06/01/49	15	14,334
4.00%, 07/01/49	2,135	1,972,711

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/49	$9	$8,679
4.00%, 04/01/50	1,919	1,768,420
4.00%, 05/01/50	1,120	1,026,259
4.00%, 05/01/51	275	254,331
4.00%, 04/01/52	643	585,468
4.00%, 05/01/52	1,501	1,366,902
4.00%, 06/01/52	1,705	1,551,529
4.00%, 07/01/52	3,760	3,422,553
4.00%, 08/01/52	3,890	3,539,781
4.00%, 09/01/52	567	515,496
4.00%, 10/01/52	716	655,437
4.00%, 02/01/53	4,414	4,056,168
4.00%, 12/13/53(g)	14,975	13,594,200
4.50%, 12/18/38(g)	25	24,377
4.50%, 10/01/47	9	8,632
4.50%, 08/01/48	22	21,413
4.50%, 10/01/48	428	408,118
4.50%, 11/01/48	19	17,765
4.50%, 12/01/48	24	22,509
4.50%, 01/01/49	64	61,401
4.50%, 02/01/49	88	83,257
4.50%, 04/01/49	163	156,022
4.50%, 05/01/49	12	11,074
4.50%, 09/01/50	1,305	1,241,380
4.50%, 05/01/52	463	438,786
4.50%, 06/01/52	2,099	1,966,422
4.50%, 07/01/52	236	220,711
4.50%, 08/01/52	688	644,492
4.50%, 09/01/52	4,136	3,886,682
4.50%, 10/01/52	8,975	8,427,429
4.50%, 11/01/52	1,098	1,028,906
4.50%, 12/01/52	4,590	4,329,556
4.50%, 12/13/53(g)	9,995	9,358,152
5.00%, 06/01/48	135	132,285
5.00%, 04/01/49	10	10,458
5.00%, 12/01/49	377	368,973
5.00%, 08/01/52	423	407,432
5.00%, 09/01/52	882	853,374
5.00%, 10/01/52	876	845,179
5.00%, 11/01/52	2,045	1,973,005
5.00%, 12/01/52	1,204	1,165,261
5.00%, 01/01/53	8,044	7,750,236
5.00%, 03/01/53	623	605,543
5.00%, 04/01/53	2,202	2,120,366
5.00%, 05/01/53	652	627,920
5.00%, 08/01/53	1,769	1,703,347
5.00%, 12/13/53(g)	13,075	12,581,581
5.50%, 09/01/52	485	484,265
5.50%, 11/01/52	633	627,303
5.50%, 12/01/52	2,483	2,464,963
5.50%, 01/01/53	2,457	2,441,095
5.50%, 02/01/53	3,033	2,994,890
5.50%, 03/01/53	1,602	1,589,619
5.50%, 04/01/53	2,927	2,905,687
5.50%, 05/01/53	3,687	3,633,618
5.50%, 12/13/53(g)	7,626	7,513,919
6.00%, 12/13/53(g)	6,325	6,342,561
6.50%, 12/13/53(g)	5,425	5,510,613
		936,689,879
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	510	485,644
Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	$20	$9,419
Federal National Mortgage Association
1.63%, 01/07/25	300	288,958
5.63%, 07/15/37	2,142	2,322,928
6.21%, 08/06/38	110	126,203
6.25%, 05/15/29	378	410,705
6.63%, 11/15/30	440	493,074
7.13%, 01/15/30	750	851,427
		4,988,358
U.S. Government Obligations — 40.7%
U.S. Treasury Note/Bond
0.25%, 05/31/25	5,830	5,439,436
0.25%, 06/30/25	4,120	3,831,761
0.25%, 07/31/25	3,850	3,569,521
0.25%, 08/31/25	5,100	4,713,316
0.25%, 09/30/25	3,300	3,041,543
0.25%, 10/31/25	8,390	7,706,346
0.38%, 04/30/25	3,400	3,187,766
0.38%, 11/30/25	7,650	7,024,254
0.38%, 12/31/25	7,300	6,689,766
0.38%, 01/31/26	10,250	9,357,930
0.38%, 09/30/27	5,400	4,643,156
0.50%, 03/31/25	3,400	3,203,172
0.50%, 02/28/26	4,850	4,429,035
0.50%, 04/30/27	2,350	2,060,840
0.50%, 05/31/27	1,100	961,898
0.50%, 06/30/27	1,900	1,656,563
0.50%, 08/31/27	6,300	5,461,312
0.50%, 10/31/27	9,250	7,969,453
0.63%, 07/31/26	3,000	2,710,313
0.63%, 03/31/27	1,000	883,359
0.63%, 11/30/27	7,450	6,433,773
0.63%, 12/31/27	10,300	8,872,484
0.63%, 05/15/30	1,800	1,424,813
0.63%, 08/15/30	7,300	5,729,359
0.75%, 11/15/24	8,230	7,888,262
0.75%, 04/30/26	3,240	2,961,056
0.75%, 05/31/26	1,350	1,230,293
0.75%, 08/31/26	7,000	6,329,531
0.75%, 01/31/28	6,300	5,439,656
0.88%, 06/30/26	7,590	6,929,433
0.88%, 09/30/26	5,700	5,165,180
0.88%, 11/15/30	5,090	4,046,550
1.00%, 12/15/24	5,750	5,508,320
1.00%, 07/31/28	5,000	4,300,000
1.13%, 01/15/25	8,000	7,652,812
1.13%, 10/31/26	1,500	1,364,648
1.13%, 02/28/27	2,850	2,570,121
1.13%, 02/29/28	4,000	3,501,563
1.13%, 08/31/28	8,750	7,552,344
1.13%, 02/15/31	10,700	8,630,219
1.13%, 05/15/40	6,100	3,616,156
1.13%, 08/15/40	8,500	4,995,078
1.25%, 11/30/26	7,200	6,557,625
1.25%, 12/31/26	8,600	7,826,000
1.25%, 03/31/28	7,100	6,234,133
1.25%, 04/30/28	5,100	4,469,273
1.25%, 05/31/28	4,700	4,108,461
1.25%, 06/30/28	7,770	6,777,504
1.25%, 09/30/28	12,200	10,569,203

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 08/15/31	$12,400	$9,914,187
1.25%, 05/15/50	8,550	4,198,852
1.38%, 01/31/25	5,150	4,933,338
1.38%, 08/31/26	375	345,059
1.38%, 10/31/28	5,000	4,348,437
1.38%, 12/31/28	5,750	4,977,793
1.38%, 11/15/31	10,500	8,416,406
1.38%, 11/15/40	7,650	4,685,625
1.38%, 08/15/50	4,720	2,399,088
1.50%, 11/30/24	2,500	2,409,961
1.50%, 02/15/25	6,100	5,845,516
1.50%, 08/15/26	3,550	3,280,699
1.50%, 01/31/27	13,900	12,710,899
1.50%, 11/30/28	5,300	4,629,633
1.50%, 02/15/30	4,200	3,554,250
1.63%, 02/15/26	3,975	3,727,494
1.63%, 05/15/26	6,500	6,061,250
1.63%, 10/31/26	2,500	2,307,031
1.63%, 11/30/26	1,600	1,473,875
1.63%, 08/15/29	665	576,108
1.63%, 05/15/31	8,500	7,051,016
1.63%, 11/15/50	6,100	3,323,547
1.75%, 12/31/24	2,950	2,844,791
1.75%, 03/15/25	4,670	4,479,916
1.75%, 12/31/26	4,750	4,389,297
1.75%, 01/31/29	7,200	6,343,875
1.75%, 11/15/29	550	477,555
1.75%, 08/15/41	8,400	5,404,875
1.88%, 06/30/26	1,175	1,100,277
1.88%, 02/28/27	1,800	1,662,047
1.88%, 02/28/29	4,400	3,894,344
1.88%, 02/15/32	10,600	8,801,312
1.88%, 02/15/41	6,500	4,328,594
1.88%, 02/15/51	7,800	4,537,406
1.88%, 11/15/51	7,750	4,490,156
2.00%, 02/15/25	1,425	1,373,845
2.00%, 08/15/25	5,520	5,266,209
2.00%, 11/15/26	4,150	3,870,199
2.00%, 11/15/41	6,900	4,624,078
2.00%, 02/15/50	4,450	2,690,859
2.00%, 08/15/51	7,000	4,194,531
2.13%, 05/15/25	480	461,025
2.13%, 05/31/26	800	754,688
2.25%, 11/15/24	375	364,614
2.25%, 12/31/24	2,100	2,036,180
2.25%, 11/15/25	8,600	8,204,937
2.25%, 03/31/26	275	260,906
2.25%, 02/15/27	4,300	4,021,844
2.25%, 08/15/27	2,100	1,946,930
2.25%, 11/15/27	5,070	4,683,412
2.25%, 05/15/41	5,300	3,748,094
2.25%, 08/15/46	6,855	4,497,523
2.25%, 08/15/49	400	257,250
2.25%, 02/15/52	7,850	5,001,922
2.38%, 05/15/27	4,650	4,348,840
2.38%, 03/31/29	6,200	5,622,625
2.38%, 05/15/29	6,090	5,510,023
2.38%, 02/15/42	7,250	5,164,635
2.38%, 11/15/49	1,690	1,117,777
2.38%, 05/15/51	6,000	3,942,187
2.50%, 01/31/25	3,230	3,135,497
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/28/26	$5,400	$5,157,422
2.50%, 03/31/27	3,400	3,200,516
2.50%, 02/15/45	2,250	1,578,516
2.50%, 02/15/46	6,050	4,196,242
2.50%, 05/15/46	4,950	3,424,781
2.63%, 03/31/25	600	581,648
2.63%, 04/15/25	3,130	3,032,677
2.63%, 12/31/25	4,800	4,606,500
2.63%, 01/31/26	350	335,535
2.63%, 05/31/27	4,300	4,052,078
2.63%, 02/15/29	5,215	4,797,393
2.75%, 02/28/25	2,280	2,216,766
2.75%, 05/15/25	3,500	3,392,129
2.75%, 06/30/25	3,900	3,775,687
2.75%, 08/31/25	3,900	3,766,395
2.75%, 04/30/27	4,000	3,790,000
2.75%, 07/31/27	7,000	6,611,172
2.75%, 02/15/28	4,225	3,963,248
2.75%, 05/31/29	6,700	6,177,086
2.75%, 08/15/32	11,000	9,719,531
2.75%, 08/15/42	1,475	1,115,008
2.75%, 11/15/42	3,425	2,579,453
2.75%, 08/15/47	4,300	3,098,688
2.75%, 11/15/47	5,500	3,960,859
2.88%, 04/30/25	2,160	2,098,153
2.88%, 05/31/25	3,975	3,859,632
2.88%, 06/15/25	7,000	6,791,094
2.88%, 07/31/25	1,500	1,452,832
2.88%, 11/30/25	3,100	2,992,469
2.88%, 05/15/28	7,057	6,638,555
2.88%, 08/15/28	6,900	6,469,828
2.88%, 04/30/29	5,440	5,055,375
2.88%, 05/15/32	10,100	9,044,234
2.88%, 05/15/43	1,600	1,223,000
2.88%, 08/15/45	3,395	2,539,354
2.88%, 11/15/46	3,800	2,818,531
2.88%, 05/15/49	1,435	1,055,622
2.88%, 05/15/52	7,610	5,593,350
3.00%, 07/15/25	5,250	5,098,242
3.00%, 09/30/25	3,300	3,198,809
3.00%, 10/31/25	1,200	1,162,406
3.00%, 05/15/42	170	134,114
3.00%, 11/15/44	1,600	1,231,750
3.00%, 05/15/45	1,285	985,033
3.00%, 11/15/45	4,400	3,358,438
3.00%, 02/15/47	4,475	3,389,813
3.00%, 05/15/47	3,900	2,951,203
3.00%, 02/15/48	13,400	10,110,719
3.00%, 08/15/48	3,855	2,906,309
3.00%, 02/15/49	375	282,715
3.00%, 08/15/52	8,700	6,567,141
3.13%, 08/15/25	4,100	3,986,609
3.13%, 08/31/27	3,000	2,869,219
3.13%, 11/15/28	275	260,111
3.13%, 08/31/29	6,900	6,467,672
3.13%, 11/15/41	825	668,508
3.13%, 02/15/42	1,000	807,344
3.13%, 02/15/43	2,500	1,993,359
3.13%, 08/15/44	1,600	1,260,000
3.13%, 05/15/48	10,450	8,069,359
3.25%, 06/30/27	4,700	4,523,016

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.25%, 06/30/29	$5,500	$5,199,648
3.25%, 05/15/42	6,629	5,428,202
3.38%, 05/15/33	11,940	11,042,634
3.38%, 08/15/42	3,100	2,579,781
3.38%, 05/15/44	1,020	838,472
3.38%, 11/15/48	13,600	10,990,500
3.50%, 09/15/25	3,000	2,933,672
3.50%, 01/31/28	7,000	6,773,047
3.50%, 04/30/28	5,400	5,219,016
3.50%, 01/31/30	8,400	8,008,875
3.50%, 04/30/30	9,000	8,567,578
3.50%, 02/15/33	22,000	20,576,875
3.50%, 02/15/39	1,350	1,194,750
3.63%, 05/15/26	23,700	23,194,524
3.63%, 03/31/28	8,500	8,261,602
3.63%, 05/31/28	9,000	8,746,172
3.63%, 03/31/30	5,180	4,967,944
3.63%, 08/15/43	1,225	1,051,969
3.63%, 02/15/44	720	616,275
3.63%, 02/15/53	15,000	12,806,250
3.63%, 05/15/53	12,200	10,421,469
3.75%, 04/15/26	25,500	25,029,844
3.75%, 05/31/30	10,000	9,651,562
3.75%, 06/30/30	12,000	11,580,000
3.75%, 11/15/43	300	261,938
3.88%, 01/15/26	7,900	7,777,180
3.88%, 11/30/27	4,000	3,927,500
3.88%, 12/31/27	3,000	2,945,625
3.88%, 09/30/29	5,000	4,871,875
3.88%, 11/30/29	3,800	3,701,734
3.88%, 12/31/29	8,000	7,791,250
3.88%, 08/15/33	15,000	14,437,500
3.88%, 08/15/40	300	273,047
3.88%, 02/15/43	8,000	7,137,500
3.88%, 05/15/43	9,900	8,824,922
4.00%, 12/15/25	5,900	5,821,180
4.00%, 02/15/26	8,600	8,485,781
4.00%, 02/29/28	8,000	7,892,500
4.00%, 06/30/28	15,500	15,292,930
4.00%, 10/31/29	4,900	4,806,211
4.00%, 02/28/30	15,400	15,089,594
4.00%, 07/31/30	13,500	13,217,344
4.00%, 11/15/42	5,300	4,819,687
4.00%, 11/15/52	6,800	6,220,937
4.13%, 01/31/25	4,100	4,054,355
4.13%, 06/15/26	27,773	27,501,779
4.13%, 09/30/27	3,000	2,972,578
4.13%, 10/31/27	4,800	4,756,125
4.13%, 07/31/28	14,400	14,283,000
4.13%, 08/31/30	12,200	12,030,344
4.13%, 11/15/32	12,200	11,982,687
4.13%, 08/15/53	13,100	12,262,828
4.25%, 12/31/24	6,500	6,436,777
4.25%, 05/31/25	4,100	4,059,961
4.25%, 10/15/25	5,140	5,092,415
4.25%, 05/15/39	1,200	1,157,438
4.25%, 11/15/40	250	238,164
4.38%, 08/15/26	27,800	27,702,266
4.38%, 08/31/28	11,550	11,583,387
4.38%, 11/30/28	10,000	10,041,406
4.38%, 11/30/30	5,000	5,006,250
Security	Par (000)	Value

U.S. Government Obligations (continued)
4.38%, 02/15/38	$2,400	$2,378,250
4.38%, 11/15/39	150	146,203
4.38%, 05/15/40	250	242,852
4.38%, 05/15/41	500	482,891
4.38%, 08/15/43	11,400	10,904,812
4.50%, 11/15/25	6,000	5,975,156
4.50%, 07/15/26	28,450	28,434,442
4.50%, 11/15/33	4,000	4,051,875
4.50%, 02/15/36	900	914,625
4.50%, 05/15/38	6,400	6,403,000
4.50%, 08/15/39	2,000	1,982,188
4.63%, 02/28/25	4,200	4,177,523
4.63%, 06/30/25	1,500	1,494,258
4.63%, 03/15/26	20,560	20,568,031
4.63%, 09/15/26	14,450	14,500,801
4.63%, 10/15/26	5,000	5,018,750
4.63%, 11/15/26	9,000	9,040,078
4.63%, 09/30/28	18,600	18,849,937
4.63%, 09/30/30	8,500	8,632,812
4.63%, 02/15/40	250	250,625
4.75%, 07/31/25	1,000	998,320
4.75%, 02/15/37	500	519,219
4.75%, 11/15/53	3,500	3,640,000
4.88%, 10/31/30	4,000	4,123,125
5.00%, 05/15/37	2,400	2,545,125
5.38%, 02/15/31	1,000	1,061,406
6.13%, 08/15/29	1,000	1,085,938
6.25%, 05/15/30	100	110,281
6.38%, 08/15/27	800	851,375
		1,377,115,531

Total U.S. Government & Agency Obligations — 68.6%
(Cost: $2,527,395,896)		2,318,793,768
Total Long-Term Investments — 99.1%
(Cost: $3,658,120,582)		3,352,940,741

	Shares

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(h)(i)	242,983,330	243,104,821
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(h)(i)(j)	8,816,330	8,816,330

Total Short-Term Securities — 7.5%
(Cost: $251,815,144)		251,921,151

Total Investments Before TBA Sales Commitments — 106.6%
(Cost: $3,909,935,726)		3,604,861,892

	Par (000)

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.6)%
Government National Mortgage Association, 6.50%, 12/20/53	$(1,225)	(1,245,720)
Uniform Mortgage-Backed Securities 2.50%, 12/13/53	(3,975)	(3,217,887)

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/13/52	(9,900)	$(8,680,056)
4.50%, 12/13/53	(2,350)	(2,200,266)
5.00%, 12/13/53	(6,050)	(5,821,687)

Total TBA Sales Commitments — (0.6)%
(Proceeds: $(20,931,839))		(21,165,616)

Total Investments, Net of TBA Sales Commitments — 106.0%
(Cost: $3,889,003,887)		3,583,696,276

Liabilities in Excess of Other Assets — (6.0)%		(200,769,234)

Net Assets — 100.0%		$3,382,927,042

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Represents or includes a TBA transaction.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$156,530,457	$86,569,971	(a)	$—		$(7,559)	$11,952	$243,104,821	242,983,330	$8,889,939		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,722,824	—		(5,906,494	)(a)	—	—	8,816,330	8,816,330	140,879	(b)	—
						$(7,559)	$11,952	$251,921,151		$9,030,818		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$14,625,186	$—	$14,625,186
Collaterized Mortgage Obligations	—	31,305,355	—	31,305,355
Corporate Bonds & Notes	—	878,982,519	—	878,982,519
Foreign Government Obligations	—	109,100,761	—	109,100,761
Municipal Debt Obligations	—	133,152	—	133,152
U.S. Government & Agency Obligations	—	2,318,793,768	—	2,318,793,768
Short-Term Securities
Money Market Funds	251,921,151	—	—	251,921,151
Liabilities
Investments
TBA Sales Commitments	—	(21,165,616)	—	(21,165,616)
	$251,921,151	$3,331,775,125	$—	$3,583,696,276

Portfolio Abbreviation

BAB	Build America Bond	SCA	Svenska Celluosa Aktiebolaget
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
GO	General Obligation	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust